SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account FP

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT EQUITY INCOME(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT MULTI- ALTERNATIVE STRATEGIES(1)	EQ/MFS TECHNOLOGY(1)
1290 VT NATURAL RESOURCES(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT REAL ESTATE(1)	EQ/MID CAP INDEX(1)
1290 VT SMALL CAP VALUE(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MODERATE ALLOCATION(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MODERATE GROWTH STRATEGY(1)
AB VPS GROWTH AND INCOME PORTFOLIO(3)	EQ/MODERATE-PLUS ALLOCATION(1)
AB VPS SMALL/MID CAP VALUE PORTFOLIO(3)	EQ/MONEY MARKET(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(3)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(2)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO TOTAL RETURN ESG(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/PIMCO ULTRA SHORT BOND(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/QUALITY BOND PLUS(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/SMALL COMPANY INDEX(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/VALUE EQUITY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/WELLINGTON ENERGY(1)
EQ/AB SUSTAINABLE US THEMATIC(3)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/AGGRESSIVE ALLOCATION(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/BALANCED STRATEGY(1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/CAPITAL GROUP RESEARCH(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/COMMON STOCK INDEX(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/CONSERVATIVE ALLOCATION(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/CONSERVATIVE STRATEGY(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/CORE BOND INDEX(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CORE PLUS BOND(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	JANUS HENDERSON BALANCED PORTFOLIO(2)

FSA-2

EQ/EQUITY 500 INDEX(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	MULTIMANAGER CORE BOND(1)
EQ/GROWTH STRATEGY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	NATURAL RESOURCES PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(4)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO(4)
EQ/INVESCO COMSTOCK(1)	TARGET 2015 ALLOCATION(1)
EQ/INVESCO GLOBAL(1)	TARGET 2025 ALLOCATION(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TARGET 2035 ALLOCATION(1)
EQ/JANUS ENTERPRISE(1)	TARGET 2045 ALLOCATION(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	TARGET 2055 ALLOCATION(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/LARGE CAP GROWTH INDEX(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

(1)  Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period June 4, 2021 (commencement of operations) through December 31, 2021

(3)  Statement of operations and statement of changes in net assets for the period May 23, 2022 (commencement of operations) through December 31, 2022

(4)  Statement of operations and statement of changes in net assets for the period November 14, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account FP in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account FP since 1993.

FSA-3

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$4,151,045	$4,043,018	$25,619,803	$15,579,247	$213,280,858	$102,287
Receivable for shares of the Portfolios sold	—	—	—	19,147	87,995	—
Receivable for policy-related transactions	4,573	1,827	114	—	—	1,044

Total assets	4,155,618	4,044,845	25,619,917	15,598,394	213,368,853	103,331

Liabilities:
Payable for shares of the Portfolios purchased	4,580	1,594	114	—	—	958
Payable for policy-related transactions	—	—	—	19,451	89,482	—

Total liabilities	4,580	1,594	114	19,451	89,482	958

Net Assets	$4,151,038	$4,043,251	$25,619,803	$15,578,943	$213,279,371	$102,373

Net Assets:
Accumulation unit values	$4,151,038	$4,043,251	$25,612,980	$15,578,701	$213,260,010	$102,373
Retained by Equitable Financial in Separate Account FP	—	—	6,823	242	19,361	—

Total Net Assets	$4,151,038	$4,043,251	$25,619,803	$15,578,943	$213,279,371	$102,373

Investments in shares of the Portfolios, at cost	$5,502,285	$4,638,019	$24,333,677	$16,624,040	$201,158,063	$112,542

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS GROWTH AND INCOME PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$1,053,564	$390,320	$37,968,361	$13,306,745	$5,296,161	$4,265
Receivable for policy-related transactions	140	10,114	9,961	498	1,640	2

Total assets	1,053,704	400,434	37,978,322	13,307,243	5,297,801	4,267

Liabilities:
Payable for shares of the Portfolios purchased	24	9,998	9,573	234	1,640	—
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	24	9,998	9,573	234	1,640	—

Net Assets	$1,053,680	$390,436	$37,968,749	$13,307,009	$5,296,161	$4,267

Net Assets:
Accumulation unit values	$1,053,680	$390,436	$37,833,430	$13,307,009	$5,036,373	$4,267
Retained by Equitable Financial in Separate Account FP	—	—	135,319	—	259,788	—

Total Net Assets	$1,053,680	$390,436	$37,968,749	$13,307,009	$5,296,161	$4,267

Investments in shares of the Portfolios, at cost	$997,757	$436,658	$34,557,975	$13,729,585	$5,766,934	$4,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	AB VPS SMALL/MID CAP VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$22,433	$9,554	$2,661,226	$15,041,931	$40,618,465	$7,270,707
Receivable for shares of the Portfolios sold	—	—	—	—	—	76,886
Receivable for policy-related transactions	9	14	183	3,757	95,110	—

Total assets	22,442	9,568	2,661,409	15,045,688	40,713,575	7,347,593

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	4,035	94,404	—
Payable for policy-related transactions	—	—	—	—	—	78,586

Total liabilities	—	—	—	4,035	94,404	78,586

Net Assets	$22,442	$9,568	$2,661,409	$15,041,653	$40,619,171	$7,269,007

Net Assets:
Accumulation unit values	$22,442	$9,568	$2,661,409	$15,041,653	$40,619,171	$7,269,007
Retained by Equitable Financial in Separate Account FP	—	—	—	—	—	—

Total Net Assets	$22,442	$9,568	$2,661,409	$15,041,653	$40,619,171	$7,269,007

Investments in shares of the Portfolios, at cost	$22,482	$9,361	$2,987,139	$22,450,269	$48,622,317	$9,292,761

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$2,304,174	$43,819,391	$5,959,321	$20,355,015	$6,683,908	$210,499,359
Receivable for shares of the Portfolios sold	—	—	—	—	—	15,276
Receivable for policy-related transactions	135	16,662	567	806	573	—

Total assets	2,304,309	43,836,053	5,959,888	20,355,821	6,684,481	210,514,635

Liabilities:
Payable for shares of the Portfolios purchased	—	16,341	516	592	537	—
Payable for policy-related transactions	—	—	—	—	—	24,965

Total liabilities	—	16,341	516	592	537	24,965

Net Assets	$2,304,309	$43,819,712	$5,959,372	$20,355,229	$6,683,944	$210,489,670

Net Assets:
Accumulation unit values	$2,304,309	$43,819,712	$5,959,372	$20,355,229	$6,683,944	$210,432,383
Retained by Equitable Financial in Separate Account FP	—	—	—	—	—	57,287

Total Net Assets	$2,304,309	$43,819,712	$5,959,372	$20,355,229	$6,683,944	$210,489,670

Investments in shares of the Portfolios, at cost	$2,793,275	$50,795,003	$6,630,987	$22,320,040	$8,398,142	$278,560,571

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB SUSTAINABLE US THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$2,571	$158,126,360	$35,632,134	$102,608,973	$43,104,236	$141,700,883
Receivable for shares of the Portfolios sold	—	—	—	306,737	—	45,941
Receivable for policy-related transactions	—	9,666	194	—	2,279	—

Total assets	2,571	158,136,026	35,632,328	102,915,710	43,106,515	141,746,824

Liabilities:
Payable for shares of the Portfolios purchased	—	13,292	545	—	2,279	—
Payable for policy-related transactions	21	—	—	306,783	—	46,205

Total liabilities	21	13,292	545	306,783	2,279	46,205

Net Assets	$2,550	$158,122,734	$35,631,783	$102,608,927	$43,104,236	$141,700,619

Net Assets:
Accumulation unit values	$2,550	$158,056,229	$35,631,783	$102,287,637	$43,062,840	$141,405,964
Retained by Equitable Financial in Separate Account FP	—	66,505	—	321,290	41,396	294,655

Total Net Assets	$2,550	$158,122,734	$35,631,783	$102,608,927	$43,104,236	$141,700,619

Investments in shares of the Portfolios, at cost	$2,505	$200,567,892	$43,854,098	$105,986,392	$47,172,882	$140,939,760

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$85,468,532	$1,759,606,526	$17,343,828	$7,538,132	$3,355,524	$29,591,933
Receivable for shares of the Portfolios sold	38,580	74,095	2,857	—	—	17,702
Receivable for policy-related transactions	—	—	—	295	944	—

Total assets	85,507,112	1,759,680,621	17,346,685	7,538,427	3,356,468	29,609,635

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	295	943	—
Payable for policy-related transactions	43,082	444,552	5,069	—	—	21,480

Total liabilities	43,082	444,552	5,069	295	943	21,480

Net Assets	$85,464,030	$1,759,236,069	$17,341,616	$7,538,132	$3,355,525	$29,588,155

Net Assets:
Accumulation unit values	$85,382,137	$1,755,274,580	$17,341,616	$7,538,126	$3,355,525	$29,503,172
Accumulation nonunitized	—	2,875,130	—	—	—	—
Retained by Equitable Financial in Separate Account FP	81,893	1,086,359	—	6	—	84,983

Total Net Assets	$85,464,030	$1,759,236,069	$17,341,616	$7,538,132	$3,355,525	$29,588,155

Investments in shares of the Portfolios, at cost	$101,785,209	$1,289,781,826	$20,704,663	$8,561,633	$3,784,352	$36,727,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$80,749,303	$110,285,235	$1,326,376	$1,240,762,569	$130,375,417	$79,581,980
Receivable for shares of the Portfolios sold	—	—	—	5,401,898	102,035	120,624
Receivable for policy-related transactions	216,223	114,680	3,298	—	—	—

Total assets	80,965,526	110,399,915	1,329,674	1,246,164,467	130,477,452	79,702,604

Liabilities:
Payable for shares of the Portfolios purchased	215,862	180,763	2,873	—	—	—
Payable for policy-related transactions	—	—	—	5,439,495	105,636	119,330

Total liabilities	215,862	180,763	2,873	5,439,495	105,636	119,330

Net Assets	$80,749,664	$110,219,152	$1,326,801	$1,240,724,972	$130,371,816	$79,583,274

Net Assets:
Accumulation unit values	$80,745,934	$109,987,110	$1,326,801	$1,240,314,000	$130,365,486	$79,580,790
Accumulation nonunitized	—	180,920	—	381,795	—	—
Retained by Equitable Financial in Separate Account FP	3,730	51,122	—	29,177	6,330	2,484

Total Net Assets	$80,749,664	$110,219,152	$1,326,801	$1,240,724,972	$130,371,816	$79,583,274

Investments in shares of the Portfolios, at cost	$90,146,991	$126,152,762	$1,578,366	$980,886,659	$126,597,144	$60,605,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$122,678,374	$15,007,954	$76,767,981	$41,098,738	$53,462,521	$295,601,287
Receivable for shares of the Portfolios sold	6,861	699	—	3,903	—	66,016
Receivable for policy-related transactions	—	—	6,329	—	35,495	—

Total assets	122,685,235	15,008,653	76,774,310	41,102,641	53,498,016	295,667,303

Liabilities:
Payable for shares of the Portfolios purchased	—	—	6,329	—	35,495	—
Payable for policy-related transactions	14,417	699	—	13,371	—	223,599

Total liabilities	14,417	699	6,329	13,371	35,495	223,599

Net Assets	$122,670,818	$15,007,954	$76,767,981	$41,089,270	$53,462,521	$295,443,704

Net Assets:
Accumulation unit values	$122,611,588	$14,990,699	$76,767,968	$41,032,557	$53,377,095	$295,198,130
Accumulation nonunitized	—	—	—	40,984	—	206,759
Retained by Equitable Financial in Separate Account FP	59,230	17,255	13	15,729	85,426	38,815

Total Net Assets	$122,670,818	$15,007,954	$76,767,981	$41,089,270	$53,462,521	$295,443,704

Investments in shares of the Portfolios, at cost	$132,753,401	$15,626,469	$81,893,110	$45,241,213	$55,700,873	$293,626,077

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$6,518,165	$69,211,637	$37,373,823	$771,254	$46,999,195	$85,851,406
Receivable for shares of the Portfolios sold	—	12,677	116,174	—	71,322	24,016
Receivable for policy-related transactions	28	—	—	5,016	—	—

Total assets	6,518,193	69,224,314	37,489,997	776,270	47,070,517	85,875,422

Liabilities:
Payable for shares of the Portfolios purchased	18	—	—	4,585	—	—
Payable for policy-related transactions	—	13,552	116,457	—	72,692	23,548

Total liabilities	18	13,552	116,457	4,585	72,692	23,548

Net Assets	$6,518,175	$69,210,762	$37,373,540	$771,685	$46,997,825	$85,851,874

Net Assets:
Accumulation unit values	$6,518,175	$69,194,669	$37,358,510	$771,553	$46,988,662	$85,650,399
Retained by Equitable Financial in Separate Account FP	—	16,093	15,030	132	9,163	201,475

Total Net Assets	$6,518,175	$69,210,762	$37,373,540	$771,685	$46,997,825	$85,851,874

Investments in shares of the Portfolios, at cost	$6,937,247	$73,396,440	$34,922,595	$949,874	$50,337,130	$91,427,788

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$107,855,563	$37,592,106	$216,352,999	$276,514,468	$46,164,082	$377,968,716
Receivable for shares of the Portfolios sold	166,033	26,534	172,180	23,825	—	59,942
Receivable for policy-related transactions	—	—	—	—	34,331	—

Total assets	108,021,596	37,618,640	216,525,179	276,538,293	46,198,413	378,028,658

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	34,123	—
Payable for policy-related transactions	167,954	26,575	174,121	24,028	—	77,068

Total liabilities	167,954	26,575	174,121	24,028	34,123	77,068

Net Assets	$107,853,642	$37,592,065	$216,351,058	$276,514,265	$46,164,290	$377,951,590

Net Assets:
Accumulation unit values	$107,690,617	$37,516,235	$216,216,467	$276,264,753	$46,146,611	$377,562,361
Accumulation nonunitized	—	—	—	—	—	150,404
Retained by Equitable Financial in Separate Account FP	163,025	75,830	134,591	249,512	17,679	238,825

Total Net Assets	$107,853,642	$37,592,065	$216,351,058	$276,514,265	$46,164,290	$377,951,590

Investments in shares of the Portfolios, at cost	$112,270,514	$40,705,664	$218,589,602	$346,979,980	$46,161,030	$325,199,634

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$56,653,941	$52,720,590	$100,389,264	$124,069,726	$51,022,835	$51,840,569
Receivable for shares of the Portfolios sold	—	80,935	48,610	324,406	130,219	217,480
Receivable for policy-related transactions	62,268	—	—	—	—	—

Total assets	56,716,209	52,801,525	100,437,874	124,394,132	51,153,054	52,058,049

Liabilities:
Payable for shares of the Portfolios purchased	52,253	—	—	—	—	—
Payable for policy-related transactions	—	81,694	58,783	308,043	130,469	212,544

Total liabilities	52,253	81,694	58,783	308,043	130,469	212,544

Net Assets	$56,663,956	$52,719,831	$100,379,091	$124,086,089	$51,022,585	$51,845,505

Net Assets:
Accumulation unit values	$56,640,736	$52,711,210	$100,379,091	$124,069,290	$51,022,585	$51,840,467
Retained by Equitable Financial in Separate Account FP	23,220	8,621	—	16,799	—	5,038

Total Net Assets	$56,663,956	$52,719,831	$100,379,091	$124,086,089	$51,022,585	$51,845,505

Investments in shares of the Portfolios, at cost	$66,716,070	$65,256,444	$111,563,801	$126,764,738	$51,352,028	$65,817,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$5,286,046	$190,803,305	$182,689,888	$692,417,716	$127,145,809	$433,151,105
Receivable for shares of the Portfolios sold	33,712	146,011	80,694	45,117	—	—
Receivable for policy-related transactions	—	—	—	—	21,511	652,945

Total assets	5,319,758	190,949,316	182,770,582	692,462,833	127,167,320	433,804,050

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	21,500	580,290
Payable for policy-related transactions	33,412	148,994	81,425	169,691	—	—

Total liabilities	33,412	148,994	81,425	169,691	21,500	580,290

Net Assets	$5,286,346	$190,800,322	$182,689,157	$692,293,142	$127,145,820	$433,223,760

Net Assets:
Accumulation unit values	$5,286,346	$190,771,450	$182,621,007	$690,618,497	$127,145,803	$433,150,659
Accumulation nonunitized	—	—	—	1,500,696	—	—
Retained by Equitable Financial in Separate Account FP	—	28,872	68,150	173,949	17	73,101

Total Net Assets	$5,286,346	$190,800,322	$182,689,157	$692,293,142	$127,145,820	$433,223,760

Investments in shares of the Portfolios, at cost	$5,174,718	$196,178,629	$167,361,037	$855,246,268	$141,317,603	$549,764,592

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$289,156,912	$24,019,120	$478,044	$34,021,951	$69,934,742	$32,604,640
Receivable for shares of the Portfolios sold	—	—	—	—	401,164	—
Receivable for policy-related transactions	—	5,328	929	304,394	—	18,196

Total assets	289,156,912	24,024,448	478,973	34,326,345	70,335,906	32,622,836

Liabilities:
Payable for shares of the Portfolios purchased	655,014	5,245	760	305,765	—	18,160
Payable for policy-related transactions	33,120,171	—	—	—	401,820	—

Total liabilities	33,775,185	5,245	760	305,765	401,820	18,160

Net Assets	$255,381,727	$24,019,203	$478,213	$34,020,580	$69,934,086	$32,604,676

Net Assets:
Accumulation unit values	$254,943,749	$24,018,796	$478,213	$34,003,943	$69,934,086	$32,603,032
Accumulation nonunitized	307,284	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	130,694	407	—	16,637	—	1,644

Total Net Assets	$255,381,727	$24,019,203	$478,213	$34,020,580	$69,934,086	$32,604,676

Investments in shares of the Portfolios, at cost	$289,171,556	$50,152,156	$572,192	$39,320,987	$84,006,209	$33,397,864

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,910,107	$128,786,830	$142,204,062	$14,700,468	$198,886,785	$26,855,964
Receivable for shares of the Portfolios sold	24,090	—	—	56,176	148,229	—
Receivable for policy-related transactions	—	22,649	60,955	—	—	9,934

Total assets	34,934,197	128,809,479	142,265,017	14,756,644	199,035,014	26,865,898

Liabilities:
Payable for shares of the Portfolios purchased	—	650	20,166	—	—	10,805
Payable for policy-related transactions	29,134	—	—	56,250	151,041	—

Total liabilities	29,134	650	20,166	56,250	151,041	10,805

Net Assets	$34,905,063	$128,808,829	$142,244,851	$14,700,394	$198,883,973	$26,855,093

Net Assets:
Accumulation unit values	$34,816,582	$128,760,094	$142,029,558	$14,700,394	$198,776,324	$26,842,119
Accumulation nonunitized	19,447	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	69,034	48,735	215,293	—	107,649	12,974

Total Net Assets	$34,905,063	$128,808,829	$142,244,851	$14,700,394	$198,883,973	$26,855,093

Investments in shares of the Portfolios, at cost	$40,085,743	$151,259,499	$176,213,565	$14,485,835	$216,744,432	$23,663,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$15,552,543	$1,638,905	$6,826,256	$2,078,210	$24,196,645	$3,045,178
Receivable for shares of the Portfolios sold	137,854	—	122,660	—	56	—
Receivable for policy-related transactions	—	—	—	378,411	—	127,070

Total assets	15,690,397	1,638,905	6,948,916	2,456,621	24,196,701	3,172,248

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	378,444	—	127,224
Payable for policy-related transactions	137,664	1,112	124,328	—	2,163	—

Total liabilities	137,664	1,112	124,328	378,444	2,163	127,224

Net Assets	$15,552,733	$1,637,793	$6,824,588	$2,078,177	$24,194,538	$3,045,024

Net Assets:
Accumulation unit values	$15,552,733	$1,637,793	$6,817,078	$2,078,177	$24,194,538	$3,045,024
Retained by Equitable Financial in Separate Account FP	—	—	7,510	—	—	—

Total Net Assets	$15,552,733	$1,637,793	$6,824,588	$2,078,177	$24,194,538	$3,045,024

Investments in shares of the Portfolios, at cost	$16,666,336	$1,700,402	$6,931,421	$2,078,210	$23,334,117	$3,612,448

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$19,359,477	$39,169,636	$3,851,187	$993,101	$23,587,473	$13,893,547
Receivable for shares of the Portfolios sold	52,169	42,315	—	—	3,247	151,240

Total assets	19,411,646	39,211,951	3,851,187	993,101	23,590,720	14,044,787

Liabilities:
Payable for shares of the Portfolios purchased	—	—	46	—	—	—
Payable for policy-related transactions	52,557	592	10,293	202	4,500	151,262

Total liabilities	52,557	592	10,339	202	4,500	151,262

Net Assets	$19,359,089	$39,211,359	$3,840,848	$992,899	$23,586,220	$13,893,525

Net Assets:
Accumulation unit values	$19,359,089	$39,148,383	$3,825,445	$992,685	$23,584,884	$13,893,525
Retained by Equitable Financial in Separate Account FP	—	62,976	15,403	214	1,336	—

Total Net Assets	$19,359,089	$39,211,359	$3,840,848	$992,899	$23,586,220	$13,893,525

Investments in shares of the Portfolios, at cost	$23,243,846	$43,448,427	$3,938,218	$1,052,515	$27,290,862	$15,160,668

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$3,450,718	$7,464,064	$979,511	$1,574,810	$4,033,637	$10,173,848
Receivable for shares of the Portfolios sold	3,232	—	—	—	18	—
Receivable for policy-related transactions	—	102,371	114	270	—	47

Total assets	3,453,950	7,566,435	979,625	1,575,080	4,033,655	10,173,895

Liabilities:
Payable for shares of the Portfolios purchased	—	102,611	—	11	—	47
Payable for policy-related transactions	3,179	—	—	—	18	—

Total liabilities	3,179	102,611	—	11	18	47

Net Assets	$3,450,771	$7,463,824	$979,625	$1,575,069	$4,033,637	$10,173,848

Net Assets:
Accumulation unit values	$3,450,771	$7,463,824	$979,625	$1,575,069	$4,033,592	$10,173,491
Retained by Equitable Financial in Separate Account FP	—	—	—	—	45	357

Total Net Assets	$3,450,771	$7,463,824	$979,625	$1,575,069	$4,033,637	$10,173,848

Investments in shares of the Portfolios, at cost	$4,261,456	$9,621,880	$1,032,858	$1,794,968	$4,332,965	$12,238,251

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$492,152,991	$51,173,254	$175,963,103	$5,158,133	$21,544,678	$21,173
Receivable for shares of the Portfolios sold	231,338	317,113	—	160,533	—	—
Receivable for policy-related transactions	—	—	180,502	—	21,220	—

Total assets	492,384,329	51,490,367	176,143,605	5,318,666	21,565,898	21,173

Liabilities:
Payable for shares of the Portfolios purchased	—	—	168,366	—	22,082	—
Payable for policy-related transactions	364,508	318,136	—	160,689	—	—

Total liabilities	364,508	318,136	168,366	160,689	22,082	—

Net Assets	$492,019,821	$51,172,231	$175,975,239	$5,157,977	$21,543,816	$21,173

Net Assets:
Accumulation unit values	$490,955,346	$51,153,378	$175,810,065	$5,157,977	$21,539,500	$21,173
Accumulation nonunitized	787,662	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	276,813	18,853	165,174	—	4,316	—

Total Net Assets	$492,019,821	$51,172,231	$175,975,239	$5,157,977	$21,543,816	$21,173

Investments in shares of the Portfolios, at cost	$486,331,483	$60,083,832	$240,101,258	$4,320,801	$23,629,102	$21,376

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$22,414,841	$353	$807,055	$7,914,989	$8,974,180	$7,091,353
Receivable for shares of the Portfolios sold	2,849	—	53,609	124,745	44,121	3,305

Total assets	22,417,690	353	860,664	8,039,734	9,018,301	7,094,658

Liabilities:
Payable for policy-related transactions	1,204	—	53,609	124,745	31,281	3,477

Total liabilities	1,204	—	53,609	124,745	31,281	3,477

Net Assets	$22,416,486	$353	$807,055	$7,914,989	$8,987,020	$7,091,181

Net Assets:
Accumulation unit values	$22,414,397	$353	$807,018	$7,914,853	$8,974,234	$7,088,962
Retained by Equitable Financial in Separate Account FP	2,089	—	37	136	12,786	2,219

Total Net Assets	$22,416,486	$353	$807,055	$7,914,989	$8,987,020	$7,091,181

Investments in shares of the Portfolios, at cost	$22,750,338	$376	$1,059,392	$9,619,335	$10,047,489	$7,758,580

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$4,954,962	$17,804,422	$40,129,239	$17,097,688	$15,765,365
Receivable for shares of the Portfolios sold	—	—	294,351	—	261
Receivable for policy-related transactions	1,494	162,207	—	109,543	—

Total assets	4,956,456	17,966,629	40,423,590	17,207,231	15,765,626

Liabilities:
Payable for shares of the Portfolios purchased	1,115	161,894	—	109,196	—
Payable for policy-related transactions	—	—	294,397	—	261

Total liabilities	1,115	161,894	294,397	109,196	261

Net Assets	$4,955,341	$17,804,735	$40,129,193	$17,098,035	$15,765,365

Net Assets:
Accumulation unit values	$4,954,985	$17,804,735	$40,129,193	$17,096,156	$15,746,005
Retained by Equitable Financial in Separate Account FP	356	—	—	1,879	19,360

Total Net Assets	$4,955,341	$17,804,735	$40,129,193	$17,098,035	$15,765,365

Investments in shares of the Portfolios, at cost	$5,346,295	$22,898,153	$47,753,968	$14,226,390	$14,457,412

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	506,573

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	479,985

1290 VT EQUITY INCOME	IA	893,669

1290 VT EQUITY INCOME	IB	4,235,332

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	98,700

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,244,093

1290 VT GAMCO SMALL COMPANY VALUE	IA	180,594

1290 VT GAMCO SMALL COMPANY VALUE	IB	3,241,539

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	12,263

1290 VT NATURAL RESOURCES	IB	105,301

1290 VT REAL ESTATE	IB	72,022

1290 VT SMALL CAP VALUE	IB	3,425,879

1290 VT SMARTBETA EQUITY ESG	IB	882,631

1290 VT SOCIALLY RESPONSIBLE	IA	38,049

1290 VT SOCIALLY RESPONSIBLE	IB	295,394

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	150

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	1,369

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	334

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	122,412

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	984,420

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,859,820

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	612,528

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	114,238

DELAWARE IVY VIP HIGH INCOME	CLASS II	15,538,791

EQ/400 MANAGED VOLATILITY	IB	292,993

EQ/500 MANAGED VOLATILITY	IB	816,686

EQ/2000 MANAGED VOLATILITY	IB	396,469

EQ/AB SMALL CAP GROWTH	IA	9,026,165

EQ/AB SMALL CAP GROWTH	IB	6,663,194

EQ/AB SUSTAINABLE US THEMATIC	IB	300

EQ/AGGRESSIVE ALLOCATION	A	7,029,135

EQ/AGGRESSIVE ALLOCATION	B	11,154,417

EQ/ALL ASSET GROWTH ALLOCATION	IB	2,213,755

EQ/AMERICAN CENTURY MID CAP VALUE	IB	4,772,558

EQ/BALANCED STRATEGY	IB	3,068,343

EQ/CAPITAL GROUP RESEARCH	IA	906,510

EQ/CAPITAL GROUP RESEARCH	IB	4,658,923

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IA	1,074,455

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	7,084,009

EQ/COMMON STOCK INDEX	IA	40,126,657

EQ/COMMON STOCK INDEX	IB	8,471,769

EQ/CONSERVATIVE ALLOCATION	A	1,301,406

EQ/CONSERVATIVE ALLOCATION	B	916,601

EQ/CONSERVATIVE GROWTH STRATEGY	IB	600,866

EQ/CONSERVATIVE STRATEGY	IB	313,087

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,868,315

EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,962,936

EQ/CORE BOND INDEX	IA	2,334,673

EQ/CORE BOND INDEX	IB	6,634,110

EQ/CORE PLUS BOND	A	18,347,668

EQ/CORE PLUS BOND	B	13,860,753

EQ/EMERGING MARKETS EQUITY PLUS	IB	162,518

EQ/EQUITY 500 INDEX	IA	12,498,838

EQ/EQUITY 500 INDEX	IB	9,355,722

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,256,242

EQ/FRANKLIN RISING DIVIDENDS	IB	1,956,513

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	2,002,294

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,807,764

EQ/GOLDMAN SACHS MID CAP VALUE	IB	779,322

EQ/GROWTH STRATEGY	IB	4,644,966

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,647,610

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,734,876

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,411,585

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	4,111,199

EQ/INTERNATIONAL EQUITY INDEX	IA	23,205,756

EQ/INTERNATIONAL EQUITY INDEX	IB	8,856,644

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	531,383

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,344,879

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,572,669

EQ/INVESCO COMSTOCK	IA	810,046

EQ/INVESCO COMSTOCK	IB	1,083,889

EQ/INVESCO GLOBAL	IB	38,551

EQ/INVESCO GLOBAL REAL ASSETS	IB	3,273,315

EQ/JANUS ENTERPRISE	IA	2,292,658

EQ/JANUS ENTERPRISE	IB	2,338,878

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	1,491,237

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4,408,912

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	631,829

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,328,726

EQ/LARGE CAP GROWTH INDEX	IA	1,765,427

EQ/LARGE CAP GROWTH INDEX	IB	11,957,446

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	2,195,808

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	9,696,537

EQ/LARGE CAP VALUE INDEX	IA	1,698,941

EQ/LARGE CAP VALUE INDEX	IB	3,211,956

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,716,723

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,886,415

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,396,981

EQ/LOOMIS SAYLES GROWTH	IA	2,270,846

EQ/LOOMIS SAYLES GROWTH	IB	4,790,936

EQ/MFS INTERNATIONAL GROWTH	IB	14,951,249

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	4,364,699

EQ/MFS MID CAP FOCUSED GROWTH	IB	3,492,481

EQ/MFS TECHNOLOGY	IB	2,512,759

EQ/MFS UTILITIES SERIES	IB	145,724

EQ/MID CAP INDEX	IA	3,196,069

EQ/MID CAP INDEX	IB	10,554,744

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,934,890

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	1,036,957

EQ/MODERATE ALLOCATION	A	48,760,993

EQ/MODERATE ALLOCATION	B	13,807,820

EQ/MODERATE GROWTH STRATEGY	IB	8,642,109

EQ/MODERATE-PLUS ALLOCATION	A	19,374,598

EQ/MODERATE-PLUS ALLOCATION	B	31,773,285

EQ/MONEY MARKET	IA	222,701,566

EQ/MONEY MARKET	IB	66,276,675

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	4,468,643

EQ/PIMCO GLOBAL REAL RETURN	IB	65,505

EQ/PIMCO REAL RETURN	IB	3,175,465

EQ/PIMCO TOTAL RETURN ESG	IB	7,682,990

EQ/PIMCO ULTRA SHORT BOND	IA	1,326,094

EQ/PIMCO ULTRA SHORT BOND	IB	2,069,866

EQ/QUALITY BOND PLUS	IA	2,440,628

EQ/QUALITY BOND PLUS	IB	2,182,221

EQ/SMALL COMPANY INDEX	IA	6,088,744

EQ/SMALL COMPANY INDEX	IB	6,930,966

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/T. ROWE PRICE GROWTH STOCK	IA	630,896

EQ/T. ROWE PRICE GROWTH STOCK	IB	2,556,723

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	251,178

EQ/VALUE EQUITY	IA	2,096,299

EQ/VALUE EQUITY	IB	8,575,742

EQ/WELLINGTON ENERGY	IB	6,867,405

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,425,960

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	89,119

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	300,584

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	2,078,210

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	1,040,269

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	723,320

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1,849,043

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,255,437

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	234,972

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	68,301

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	1,882,480

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	561,355

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	419,285

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	547,620

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	23,064

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	154,393

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	127,365

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	539,440

MULTIMANAGER AGGRESSIVE EQUITY	IA	9,123,496

MULTIMANAGER AGGRESSIVE EQUITY	IB	846,982

MULTIMANAGER CORE BOND	IA	1,884,634

MULTIMANAGER CORE BOND	IB	4,174,003

MULTIMANAGER TECHNOLOGY	IA	1,361,434

MULTIMANAGER TECHNOLOGY	IB	6,259,635

NATURAL RESOURCES PORTFOLIO	CLASS II	129,504

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,073,420

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	724

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	834,817

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	15

TARGET 2015 ALLOCATION	B	121,216

TARGET 2025 ALLOCATION	B	823,124

TARGET 2035 ALLOCATION	B	760,378

TARGET 2045 ALLOCATION	B	574,311

TARGET 2055 ALLOCATION	B	388,961

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	2,386,652

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,215,484

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	629,517

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	310,709

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$11.74	68
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$16.78	52
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$121.39	—
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$123.02	1
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$167.79	12
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$161.20	2

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$9.12	91
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$9.84	70
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$90.67	1
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$92.86	2
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$98.37	20
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$95.08	3

1290 VT EQUITY INCOME	0.00%	IA	$255.91	1
1290 VT EQUITY INCOME	0.60%	IA	$232.84	16
1290 VT EQUITY INCOME	0.80%	IA	$225.59	—
1290 VT EQUITY INCOME	0.90%	IA	$222.05	2
1290 VT EQUITY INCOME+	0.00%	IB	$12.68	6
1290 VT EQUITY INCOME+	0.00%	IB	$134.84	1
1290 VT EQUITY INCOME+	0.00%	IB	$140.02	1
1290 VT EQUITY INCOME	0.00%	IB	$352.63	52
1290 VT EQUITY INCOME	0.60%	IB	$230.12	10

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$15.92	64
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$159.16	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$10.48	15
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$107.15	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$108.34	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$163.72	12
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$204.20	36
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$148.96	28
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$144.32	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$142.06	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$31.93	301
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$319.31	5
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$12.61	97
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$134.95	13
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$135.30	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$366.80	8
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$561.57	255

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$333.74	142
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$323.35	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$318.27	13

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$9.74	8
1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$86.69	—

1290 VT NATURAL RESOURCES+	0.00%	IB	$15.05	40
1290 VT NATURAL RESOURCES+	0.00%	IB	$149.73	1
1290 VT NATURAL RESOURCES+	0.00%	IB	$159.32	1

1290 VT REAL ESTATE+	0.00%	IB	$8.79	29
1290 VT REAL ESTATE+	0.00%	IB	$81.08	2

1290 VT SMALL CAP VALUE+	0.00%	IB	$14.86	29
1290 VT SMALL CAP VALUE+	0.00%	IB	$150.49	2
1290 VT SMALL CAP VALUE+	0.00%	IB	$155.81	4
1290 VT SMALL CAP VALUE	0.00%	IB	$189.09	128
1290 VT SMALL CAP VALUE	0.60%	IB	$186.15	62
1290 VT SMALL CAP VALUE	0.80%	IB	$185.17	—
1290 VT SMALL CAP VALUE	0.90%	IB	$184.68	4

1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$12.22	61
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$17.54	174
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$106.01	2
1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$125.75	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$128.75	3
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$175.39	39
1290 VT SMARTBETA EQUITY ESG	0.60%	IB	$105.92	1
1290 VT SMARTBETA EQUITY ESG	0.60%	IB	$168.51	11
1290 VT SMARTBETA EQUITY ESG	0.80%	IB	$105.88	—
1290 VT SMARTBETA EQUITY ESG	0.90%	IB	$105.87	1

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$519.90	1
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$12.81	36
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$134.74	—
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$138.15	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$325.71	7
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$282.96	6
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$269.93	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$263.65	—

AB VPS GROWTH AND INCOME PORTFOLIO+	0.00%	CLASS B	$100.66	—

AB VPS SMALL/MID CAP VALUE PORTFOLIO+	0.00%	CLASS B	$9.66	1
AB VPS SMALL/MID CAP VALUE PORTFOLIO+	0.00%	CLASS B	$96.57	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$9.70	—
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$96.99	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$9.10	229
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$90.97	6

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$10.44	59
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$16.63	171

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$109.52	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$110.03	3
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$166.32	47
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.60%	CLASS 4	$156.94	17
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.80%	CLASS 4	$153.92	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.90%	CLASS 4	$152.43	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$10.62	262
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$14.25	655
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$111.41	1
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$114.25	6
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.53	139
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$134.50	53
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$131.91	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$130.63	5

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$11.21	56
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$18.08	335
BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$84.22	2
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$180.84	2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$11.73	33
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$16.16	103
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$83.13	2
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$161.63	1

DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$10.31	173
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$13.32	602
DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$103.56	5
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$103.82	5
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$133.22	186
DELAWARE IVY VIP HIGH INCOME	0.60%	CLASS II	$125.71	61
DELAWARE IVY VIP HIGH INCOME	0.80%	CLASS II	$123.29	—
DELAWARE IVY VIP HIGH INCOME	0.90%	CLASS II	$122.10	4

EQ/400 MANAGED VOLATILITY	0.00%	IB	$284.25	14
EQ/400 MANAGED VOLATILITY	0.60%	IB	$263.35	7
EQ/400 MANAGED VOLATILITY	0.80%	IB	$256.70	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$253.44	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$332.39	47

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/500 MANAGED VOLATILITY	0.60%	IB	$307.96	14
EQ/500 MANAGED VOLATILITY	0.80%	IB	$300.18	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$296.37	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$235.04	21
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$217.75	8
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$212.26	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$209.56	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$54.36	188
EQ/AB SMALL CAP GROWTH	0.00%	IA	$714.90	49
EQ/AB SMALL CAP GROWTH	0.60%	IA	$612.55	120
EQ/AB SMALL CAP GROWTH	0.80%	IA	$581.67	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$566.82	15
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$11.58	201
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$119.30	8
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$123.65	4
EQ/AB SMALL CAP GROWTH	0.00%	IB	$586.80	41
EQ/AB SMALL CAP GROWTH	0.60%	IB	$100.48	—
EQ/AB SMALL CAP GROWTH	0.60%	IB	$453.95	119

EQ/AB SUSTAINABLE US THEMATIC+	0.00%	IB	$96.85	—

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$33.25	113
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$199.41	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$330.33	86
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$294.20	94
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$283.00	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$277.57	4
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$11.54	322
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$121.63	—
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$122.58	15
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$323.60	250
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$288.20	37

EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$11.03	22
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$14.10	66
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$114.18	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$115.56	4
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$195.21	148
EQ/ALL ASSET GROWTH ALLOCATION	0.60%	IB	$180.85	27
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$176.29	—
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$174.05	1

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$12.73	196
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$34.40	342
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$135.73	4
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$138.19	3
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$343.97	140
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$318.68	111
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$310.63	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$306.69	11

EQ/BALANCED STRATEGY	0.00%	IB	$185.54	232

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$58.56	79
EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$507.32	2

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$689.17	24
EQ/CAPITAL GROUP RESEARCH	0.60%	IA	$419.19	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$523.46	40
EQ/CAPITAL GROUP RESEARCH	0.60%	IB	$454.87	194
EQ/CAPITAL GROUP RESEARCH	0.80%	IB	$433.98	2
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$423.90	20

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IA	$50.64	65
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IA	$476.69	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IA	$672.04	13
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$11.43	61
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$119.63	1
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$122.23	2
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$384.52	103
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.60%	IB	$323.79	94
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.80%	IB	$318.79	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	IB	$311.38	8

EQ/COMMON STOCK INDEX	0.00%	IA	$51.54	228
EQ/COMMON STOCK INDEX	0.00%	IA	$1,063.22	185
EQ/COMMON STOCK INDEX	0.60%	IA	$2,587.84	437
EQ/COMMON STOCK INDEX	0.80%	IA	$612.71	21
EQ/COMMON STOCK INDEX	0.90%	IA	$1,034.25	96
EQ/COMMON STOCK INDEX+	0.00%	IB	$12.71	473
EQ/COMMON STOCK INDEX+	0.00%	IB	$134.09	24
EQ/COMMON STOCK INDEX+	0.00%	IB	$137.19	112
EQ/COMMON STOCK INDEX	0.00%	IB	$332.03	324
EQ/COMMON STOCK INDEX	0.60%	IB	$347.12	497

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$15.56	130
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$170.77	23
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$152.10	24
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$146.31	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$143.50	4
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$9.82	39
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$98.97	1
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$100.58	1
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$167.29	30
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$148.99	10

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$167.35	45

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$135.20	25

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$19.47	182
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$156.57	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$206.12	20
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$183.58	35
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$176.60	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$173.21	1
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$10.32	52
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$105.44	1
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$106.98	4
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.94	59
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$179.85	12

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.00%	IA	$138.64	90
EQ/CORE BOND INDEX	0.00%	IA	$144.90	2
EQ/CORE BOND INDEX	0.60%	IA	$130.97	2
EQ/CORE BOND INDEX	0.60%	IA	$156.57	45
EQ/CORE BOND INDEX	0.80%	IA	$122.34	—
EQ/CORE BOND INDEX	0.90%	IA	$119.77	6
EQ/CORE BOND INDEX+	0.00%	IB	$9.61	296
EQ/CORE BOND INDEX+	0.00%	IB	$95.50	3
EQ/CORE BOND INDEX+	0.00%	IB	$97.66	25
EQ/CORE BOND INDEX	0.00%	IB	$144.04	138
EQ/CORE BOND INDEX	0.60%	IB	$152.99	8
EQ/CORE BOND INDEX	0.60%	IB	$155.64	213

EQ/CORE PLUS BOND	0.00%	A	$15.41	111
EQ/CORE PLUS BOND	0.00%	A	$250.78	82
EQ/CORE PLUS BOND	0.60%	A	$403.47	83
EQ/CORE PLUS BOND	0.80%	A	$157.26	2
EQ/CORE PLUS BOND	0.90%	A	$232.28	27
EQ/CORE PLUS BOND+	0.00%	B	$10.56	63
EQ/CORE PLUS BOND+	0.00%	B	$105.64	3
EQ/CORE PLUS BOND	0.00%	B	$151.71	219
EQ/CORE PLUS BOND	0.60%	B	$113.63	115

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$9.84	88
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$105.00	1
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$105.17	3

EQ/EQUITY 500 INDEX	0.00%	IA	$51.90	1,077
EQ/EQUITY 500 INDEX	0.00%	IA	$1,248.13	219
EQ/EQUITY 500 INDEX	0.60%	IA	$1,060.31	309
EQ/EQUITY 500 INDEX	0.80%	IA	$704.69	6
EQ/EQUITY 500 INDEX	0.90%	IA	$971.83	52
EQ/EQUITY 500 INDEX+	0.00%	IB	$12.92	2,349
EQ/EQUITY 500 INDEX+	0.00%	IB	$136.12	80
EQ/EQUITY 500 INDEX+	0.00%	IB	$139.89	305
EQ/EQUITY 500 INDEX	0.00%	IB	$377.74	852
EQ/EQUITY 500 INDEX	0.60%	IB	$338.61	365

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$52.43	131
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$346.81	95
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$657.75	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$321.31	263
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$313.20	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$309.22	2

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$10.67	66
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$13.80	92
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$106.70	—
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$142.91	4
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$145.62	11
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$397.15	118
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$367.95	72
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$358.66	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$354.10	5

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$33.25	37
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$470.38	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$757.36	35
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$406.07	76
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$348.58	155
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$472.61	9
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$331.21	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$322.85	16

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$13.30	58
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$137.70	5
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$142.54	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$302.00	32
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$279.79	11
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$272.73	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$269.26	1

EQ/GROWTH STRATEGY	0.00%	IB	$227.56	337

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.19	144
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$233.44	37
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$241.35	52
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$168.34	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$189.24	10
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$9.19	5
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$91.89	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$123.03	6
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$167.63	33
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$145.37	67

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$297.28	44
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$205.99	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$10.69	9
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$113.25	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$113.68	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$192.66	110
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$166.87	94
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$159.68	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.51	17

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$21.35	227
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$247.23	209
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$209.20	699
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$167.64	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$192.37	55
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$10.62	728
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$112.30	20
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$112.80	19
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$168.79	229
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$155.37	192
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$141.62	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$147.02	41
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$136.21	4
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$131.09	—

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$19.90	48
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$213.34	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$271.66	53
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$186.01	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$10.30	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$110.35	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$111.25	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$198.59	112
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$186.06	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$189.98	142
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$164.60	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$176.45	19

EQ/INVESCO COMSTOCK	0.00%	IA	$19.54	58
EQ/INVESCO COMSTOCK	0.00%	IA	$280.66	26
EQ/INVESCO COMSTOCK	0.60%	IA	$255.36	27
EQ/INVESCO COMSTOCK	0.80%	IA	$247.41	—
EQ/INVESCO COMSTOCK	0.90%	IA	$243.52	3
EQ/INVESCO COMSTOCK+	0.00%	IB	$13.73	55
EQ/INVESCO COMSTOCK+	0.00%	IB	$149.83	—
EQ/INVESCO COMSTOCK+	0.00%	IB	$149.97	1
EQ/INVESCO COMSTOCK	0.00%	IB	$357.27	48
EQ/INVESCO COMSTOCK	0.60%	IB	$252.23	13

EQ/INVESCO GLOBAL+	0.00%	IB	$10.51	38
EQ/INVESCO GLOBAL+	0.00%	IB	$113.54	2
EQ/INVESCO GLOBAL+	0.00%	IB	$114.25	1

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$9.96	85
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$19.50	359
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$100.03	—
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$103.35	2
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$195.03	160
EQ/INVESCO GLOBAL REAL ASSETS	0.60%	IB	$180.69	37
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$176.12	—
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$173.89	6

EQ/JANUS ENTERPRISE	0.00%	IA	$312.99	71
EQ/JANUS ENTERPRISE	0.60%	IA	$284.77	63
EQ/JANUS ENTERPRISE	0.80%	IA	$275.90	—
EQ/JANUS ENTERPRISE	0.90%	IA	$271.58	10
EQ/JANUS ENTERPRISE+	0.00%	IB	$12.25	88
EQ/JANUS ENTERPRISE	0.00%	IB	$17.93	41
EQ/JANUS ENTERPRISE+	0.00%	IB	$127.19	1
EQ/JANUS ENTERPRISE+	0.00%	IB	$128.78	2
EQ/JANUS ENTERPRISE	0.00%	IB	$452.97	68
EQ/JANUS ENTERPRISE	0.60%	IB	$281.42	35

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$53.89	376
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$470.62	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$613.07	11
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$14.35	353
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$153.79	1
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$156.74	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$572.46	61

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$102.25	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$344.25	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$490.52	63
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$465.80	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$453.91	12

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$46.62	26
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$523.11	9
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$351.69	—
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$12.67	21
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$133.74	—
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$137.01	2
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$336.84	66
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$292.29	28
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$278.73	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$272.19	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$68.31	80
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$610.05	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$733.37	31
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$471.02	1
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$13.11	287
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$137.47	7
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$141.94	21
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$364.94	135
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$316.67	389
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$301.98	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$294.89	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$53.32	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$521.85	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$686.86	73
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$409.26	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$12.11	24
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$126.85	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$130.18	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$655.55	69
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$322.75	34
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$561.72	272
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$533.41	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$519.80	21

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$159.18	39
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$144.83	36
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$140.32	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$138.11	34
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$12.18	123
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$129.01	3
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$131.23	12
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$183.36	121
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$143.15	31

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$36.90	54
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$311.66	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$317.68	66

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$420.62	159
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$280.02	9
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$319.69	404
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$263.32	10
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$296.93	72
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$313.57	73
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$270.99	5
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$315.55	339
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$293.08	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$11.42	654
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$114.16	325
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$105.77	107
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$103.09	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$101.78	7

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$37.14	109
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$395.95	5
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$360.26	28
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$349.04	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$343.57	3
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$11.72	163
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$122.16	6
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$123.10	1
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$483.50	58
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$356.12	14

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$11.15	504
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$11.27	182
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$111.51	—
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$119.03	2
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$120.27	6
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$192.20	85
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$306.72	158
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$111.40	1
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$174.87	128
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$169.43	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$166.77	25

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$10.63	229
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$25.17	780
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$110.06	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$111.56	8
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$251.75	285
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.60%	IB	$233.23	113
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$227.35	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$224.46	12

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$11.79	219
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$35.60	179
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$123.27	4
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$126.45	4
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$356.03	78
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$329.85	38
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$321.52	—

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$317.44	3

EQ/MFS TECHNOLOGY	0.00%	IB	$9.52	473
EQ/MFS TECHNOLOGY+	0.00%	IB	$11.44	129
EQ/MFS TECHNOLOGY+	0.00%	IB	$70.70	9
EQ/MFS TECHNOLOGY	0.00%	IB	$96.83	327
EQ/MFS TECHNOLOGY	0.60%	IB	$95.32	129
EQ/MFS TECHNOLOGY	0.80%	IB	$94.82	—
EQ/MFS TECHNOLOGY	0.90%	IB	$94.57	13

EQ/MFS UTILITIES SERIES+	0.00%	IB	$12.63	40
EQ/MFS UTILITIES SERIES	0.00%	IB	$29.90	142
EQ/MFS UTILITIES SERIES+	0.00%	IB	$110.30	1
EQ/MFS UTILITIES SERIES	0.00%	IB	$299.04	2

EQ/MID CAP INDEX	0.00%	IA	$53.47	162
EQ/MID CAP INDEX	0.00%	IA	$413.44	7
EQ/MID CAP INDEX	0.00%	IA	$611.77	53
EQ/MID CAP INDEX	0.60%	IA	$404.62	4
EQ/MID CAP INDEX+	0.00%	IB	$12.62	401
EQ/MID CAP INDEX+	0.00%	IB	$133.91	12
EQ/MID CAP INDEX+	0.00%	IB	$134.04	19
EQ/MID CAP INDEX	0.00%	IB	$390.76	150
EQ/MID CAP INDEX	0.60%	IB	$341.61	216
EQ/MID CAP INDEX	0.80%	IB	$326.58	1
EQ/MID CAP INDEX	0.90%	IB	$319.32	12

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$43.89	25
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$389.88	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$504.01	16
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$541.45	81
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$361.39	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$419.52	16
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$431.87	226
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$410.10	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$399.63	19
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$11.89	21
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$126.13	1
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$127.39	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$501.87	30

EQ/MODERATE ALLOCATION	0.00%	A	$21.52	481
EQ/MODERATE ALLOCATION	0.00%	A	$161.97	2
EQ/MODERATE ALLOCATION	0.00%	A	$463.66	135
EQ/MODERATE ALLOCATION	0.60%	A	$957.86	451
EQ/MODERATE ALLOCATION	0.80%	A	$304.33	7
EQ/MODERATE ALLOCATION	0.90%	A	$381.73	84
EQ/MODERATE ALLOCATION+	0.00%	B	$10.53	316
EQ/MODERATE ALLOCATION+	0.00%	B	$108.25	10
EQ/MODERATE ALLOCATION+	0.00%	B	$109.64	39
EQ/MODERATE ALLOCATION	0.00%	B	$228.29	427
EQ/MODERATE ALLOCATION	0.60%	B	$202.25	224

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$205.74	618

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$26.98	667
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$182.67	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$284.62	295
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$253.49	210
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$243.85	2
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$239.17	34
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$11.11	714
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$115.69	6
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$116.83	38
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$278.81	802
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$248.32	131

EQ/MONEY MARKET	0.00%	IA	$10.48	29
EQ/MONEY MARKET	0.00%	IA	$10.52	1,022
EQ/MONEY MARKET	0.00%	IA	$180.25	581
EQ/MONEY MARKET	0.60%	IA	$243.98	290
EQ/MONEY MARKET	0.80%	IA	$135.31	1
EQ/MONEY MARKET	0.90%	IA	$148.40	20
EQ/MONEY MARKET+	0.00%	IB	$10.26	696
EQ/MONEY MARKET+	0.00%	IB	$102.74	39
EQ/MONEY MARKET+	0.00%	IB	$103.39	41
EQ/MONEY MARKET	0.00%	IB	$137.75	224
EQ/MONEY MARKET	0.60%	IB	$124.96	151

EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$12.06	93
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$102.92	149
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$119.37	5
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$127.99	5
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.60%	IB	$101.32	59
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$100.79	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$100.52	4

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$9.72	21
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$95.29	1
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$97.67	2

EQ/PIMCO REAL RETURN+	0.00%	IB	$10.58	68
EQ/PIMCO REAL RETURN	0.00%	IB	$13.87	210
EQ/PIMCO REAL RETURN+	0.00%	IB	$105.46	1
EQ/PIMCO REAL RETURN+	0.00%	IB	$107.15	4
EQ/PIMCO REAL RETURN	0.00%	IB	$138.75	163
EQ/PIMCO REAL RETURN	0.60%	IB	$128.54	52
EQ/PIMCO REAL RETURN	0.80%	IB	$125.30	—
EQ/PIMCO REAL RETURN	0.90%	IB	$123.71	4

EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$9.36	133
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$13.00	367
EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$92.79	3
EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$95.72	11
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$129.96	323
EQ/PIMCO TOTAL RETURN ESG	0.60%	IB	$120.41	155
EQ/PIMCO TOTAL RETURN ESG	0.80%	IB	$117.37	—
EQ/PIMCO TOTAL RETURN ESG	0.90%	IB	$115.87	16

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$124.38	45
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$103.03	1
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$113.17	52
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$109.65	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$107.93	10
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$10.10	58
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$101.37	—
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$102.08	3
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.47	119
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$112.57	35

EQ/QUALITY BOND PLUS	0.00%	IA	$12.25	123
EQ/QUALITY BOND PLUS	0.00%	IA	$253.16	18
EQ/QUALITY BOND PLUS	0.60%	IA	$200.27	57
EQ/QUALITY BOND PLUS	0.80%	IA	$179.56	1
EQ/QUALITY BOND PLUS	0.90%	IA	$183.33	5
EQ/QUALITY BOND PLUS	0.00%	IB	$170.82	44
EQ/QUALITY BOND PLUS	0.60%	IB	$147.91	61

EQ/SMALL COMPANY INDEX	0.00%	IA	$42.70	143
EQ/SMALL COMPANY INDEX	0.00%	IA	$253.55	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$633.37	42
EQ/SMALL COMPANY INDEX	0.60%	IA	$385.78	6
EQ/SMALL COMPANY INDEX	0.60%	IA	$497.63	45
EQ/SMALL COMPANY INDEX	0.80%	IA	$475.57	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$466.23	5
EQ/SMALL COMPANY INDEX+	0.00%	IB	$11.62	331
EQ/SMALL COMPANY INDEX+	0.00%	IB	$123.69	14
EQ/SMALL COMPANY INDEX+	0.00%	IB	$125.16	11
EQ/SMALL COMPANY INDEX	0.00%	IB	$459.83	111
EQ/SMALL COMPANY INDEX	0.60%	IB	$433.10	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$438.73	24
EQ/SMALL COMPANY INDEX	0.90%	IB	$407.49	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$54.29	520
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$312.57	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$313.22	—
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$284.70	1
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$10.17	577
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$106.87	1
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$107.88	18
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$308.64	24
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$366.87	137
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$281.13	157
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$272.47	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$268.25	13

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$13.25	152
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$60.44	169
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$139.34	7
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$146.19	4
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$604.36	2

EQ/VALUE EQUITY	0.00%	IA	$37.31	181
EQ/VALUE EQUITY	0.00%	IA	$348.59	1

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/VALUE EQUITY	0.00%	IA	$486.73	64
EQ/VALUE EQUITY	0.60%	IA	$433.53	2
EQ/VALUE EQUITY+	0.00%	IB	$11.37	61
EQ/VALUE EQUITY+	0.00%	IB	$121.01	5
EQ/VALUE EQUITY+	0.00%	IB	$121.17	1
EQ/VALUE EQUITY	0.00%	IB	$640.62	107
EQ/VALUE EQUITY	0.60%	IB	$358.98	18
EQ/VALUE EQUITY	0.60%	IB	$548.93	137
EQ/VALUE EQUITY	0.80%	IB	$521.26	1
EQ/VALUE EQUITY	0.90%	IB	$507.96	15

EQ/WELLINGTON ENERGY	0.00%	IB	$8.25	942
EQ/WELLINGTON ENERGY	0.00%	IB	$82.54	154
EQ/WELLINGTON ENERGY	0.60%	IB	$76.47	82
EQ/WELLINGTON ENERGY	0.80%	IB	$74.53	—
EQ/WELLINGTON ENERGY	0.90%	IB	$73.59	2

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$11.25	35
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$14.00	36
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$114.93	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$117.37	3
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$152.12	87
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.60%	IB	$143.54	7
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	IB	$140.78	—

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$11.53	30
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$32.70	12
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$87.77	1
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$338.20	2

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$45.13	105
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$479.74	4

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.55	126
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$105.52	7

FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$13.34	245
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$50.64	86
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$146.34	2
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$148.56	4
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$365.86	24
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$497.03	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$338.96	17
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$326.21	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$26.38	72
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$274.47	4

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$16.51	737
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$181.37	40

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$13.10	62
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$48.13	171
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$136.73	3
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$139.59	1
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$291.77	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$767.03	4

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$270.32	25
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$263.49	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$260.14	3

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$13.73	129
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$56.55	30
FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$99.32	3
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$511.74	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$61.86	15
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$634.32	—

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$12.13	160
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$29.04	244
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$132.56	1
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$138.16	2
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$290.42	28
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$269.06	20
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$262.27	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$258.94	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$12.11	34
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$27.14	413
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$100.80	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$271.39	8

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$22.87	19
INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$228.72	9
INVESCO V.I. MAIN STREET MID CAP FUND	0.60%	SERIES II	$211.90	4
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$206.55	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$203.93	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$26.72	37
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$267.22	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES II	$247.57	6
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$241.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$238.25	—

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$9.26	30
JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$92.63	8

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$9.88	129
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$99.06	—
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$101.09	3

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$342.89	9
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$317.68	3
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$309.66	—
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$305.72	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$419.90	13
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$389.03	11

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$379.20	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$374.39	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$56.70	16
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$320.83	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$590.13	107
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$428.30	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$2,175.32	162
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$312.97	10
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$555.64	52
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$12.09	81
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$126.59	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$128.73	7
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$300.56	49
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$261.81	91

MULTIMANAGER CORE BOND	0.00%	IA	$14.01	117
MULTIMANAGER CORE BOND	0.00%	IA	$165.36	—
MULTIMANAGER CORE BOND	0.00%	IA	$175.00	79
MULTIMANAGER CORE BOND	0.60%	IA	$162.65	3
MULTIMANAGER CORE BOND	0.00%	IB	$180.39	95
MULTIMANAGER CORE BOND	0.60%	IB	$158.98	103
MULTIMANAGER CORE BOND	0.80%	IB	$152.39	—
MULTIMANAGER CORE BOND	0.90%	IB	$149.20	12

MULTIMANAGER TECHNOLOGY	0.00%	IA	$82.86	62
MULTIMANAGER TECHNOLOGY	0.00%	IA	$1,158.14	23
MULTIMANAGER TECHNOLOGY	0.60%	IA	$570.90	2
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$12.39	169
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$129.58	10
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$131.03	19
MULTIMANAGER TECHNOLOGY	0.00%	IB	$941.54	42
MULTIMANAGER TECHNOLOGY	0.60%	IB	$511.47	181
MULTIMANAGER TECHNOLOGY	0.80%	IB	$803.86	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$480.02	9

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$24.07	143
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$93.58	18

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$15.05	46
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$101.98	146
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$154.84	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$156.91	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$94.48	52
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$92.10	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$90.93	5

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$10.30	2
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$103.02	—

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$12.63	90
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$134.34	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$137.09	4
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$291.74	44
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS II	$270.29	26
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS II	$263.46	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$260.12	3

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$10.53	—

TARGET 2015 ALLOCATION	0.00%	B	$22.21	25
TARGET 2015 ALLOCATION	0.00%	B	$174.62	1

TARGET 2025 ALLOCATION	0.00%	B	$27.35	90
TARGET 2025 ALLOCATION	0.00%	B	$137.85	5
TARGET 2025 ALLOCATION	0.00%	B	$203.42	11
TARGET 2025 ALLOCATION	0.60%	B	$131.63	20
TARGET 2025 ALLOCATION	0.80%	B	$129.61	—

TARGET 2035 ALLOCATION	0.00%	B	$31.06	112
TARGET 2035 ALLOCATION	0.00%	B	$147.17	10
TARGET 2035 ALLOCATION	0.00%	B	$222.47	11
TARGET 2035 ALLOCATION	0.60%	B	$140.53	12

TARGET 2045 ALLOCATION	0.00%	B	$34.15	82
TARGET 2045 ALLOCATION	0.00%	B	$153.38	14
TARGET 2045 ALLOCATION	0.00%	B	$234.53	6
TARGET 2045 ALLOCATION	0.60%	B	$146.46	5
TARGET 2045 ALLOCATION	0.80%	B	$144.21	—

TARGET 2055 ALLOCATION	0.00%	B	$16.21	50
TARGET 2055 ALLOCATION	0.00%	B	$162.08	22
TARGET 2055 ALLOCATION	0.60%	B	$154.76	4

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$9.18	112
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$98.98	—
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$101.01	2
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$119.70	103
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$110.90	33
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$108.09	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$106.72	5

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$8.77	45
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$11.09	365
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$86.79	2
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$87.74	—
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$110.87	240
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$102.72	78
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$100.12	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$98.85	8

VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$16.45	16
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$101.69	120
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$106.20	3
VANECK VIP GLOBAL RESOURCES FUND	0.60%	CLASS S	$94.21	45
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$91.83	—
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$90.66	1

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$431.77	36

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-45

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,651	$124,150	$455,737	$52,340	$1,161,881	$1,898
Expenses:
Asset-based charges	2,097	1,580	39,253	35,296	338,349	—

Net expenses	2,097	1,580	39,253	35,296	338,349	—

Net Investment Income (Loss)	48,554	122,570	416,484	17,044	823,532	1,898

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(579,229)	(41,796)	(183,591)	(206,216)	4,044,752	(1,590)
Net realized gain distribution from the Portfolios	2,268	4,007	1,372,934	491,004	10,489,432	3,109

Net realized gain (loss)	(576,961)	(37,789)	1,189,343	284,788	14,534,184	1,519

Net change in unrealized appreciation (depreciation) of investments	(339,519)	(542,906)	(856,389)	(1,474,832)	(42,172,117)	(9,766)

Net Realized and Unrealized Gain (Loss) on Investments	(916,480)	(580,695)	332,954	(1,190,044)	(27,637,933)	(8,247)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(867,926)	$(458,125)	$749,438	$(1,173,000)	$(26,814,401)	$(6,349)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-46

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS GROWTH AND INCOME PORTFOLIO** (a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$33,942	$608	$160,550	$162,136	$36,602	$16
Expenses:
Asset-based charges	—	—	77,731	6,415	13,010	—

Net expenses	—	—	77,731	6,415	13,010	—

Net Investment Income (Loss)	33,942	608	82,819	155,721	23,592	16

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	45,781	(51,933)	1,783,285	175,396	387,359	(117)
Net realized gain distribution from the Portfolios	—	67	3,202,666	105,799	32,874	230

Net realized gain (loss)	45,781	(51,866)	4,985,951	281,195	420,233	113

Net change in unrealized appreciation (depreciation) of investments	54,545	(13,110)	(5,182,602)	(1,561,696)	(2,006,718)	65

Net Realized and Unrealized Gain (Loss) on Investments	100,326	(64,976)	(196,651)	(1,280,501)	(1,586,485)	178

Net Increase (Decrease) in Net Assets Resulting from Operations	$134,268	$(64,368)	$(113,832)	$(1,124,780)	$(1,562,893)	$194

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.
(a)	Units were made available on May 23, 2022.

FSA-47

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	AB VPS SMALL/MID CAP VALUE PORTFOLIO** (a)	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO** (a)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6	$—	$40,240	$—	$464,610	$—
Expenses:
Asset-based charges	—	—	—	23,772	51,814	—

Net expenses	—	—	—	23,772	51,814	—

Net Investment Income (Loss)	6	—	40,240	(23,772)	412,796	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10)	(791)	(50,080)	(352,186)	(225,580)	(730,856)
Net realized gain distribution from the Portfolios	100	1,225	188,057	5,171,881	3,788,037	132,600

Net realized gain (loss)	90	434	137,977	4,819,695	3,562,457	(598,256)

Net change in unrealized appreciation (depreciation) of investments	(49)	193	(331,440)	(10,877,645)	(15,050,123)	(977,965)

Net Realized and Unrealized Gain (Loss) on Investments	41	627	(193,463)	(6,057,950)	(11,487,666)	(1,576,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	$47	$627	$(153,223)	$(6,081,722)	$(11,074,870)	$(1,576,221)

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.
(a)	Units were made available on May 23, 2022.

FSA-48

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,380	$2,956,838	$47,802	$182,696	$53,783	$320,093
Expenses:
Asset-based charges	—	54,851	12,919	30,121	12,177	927,087

Net expenses	—	54,851	12,919	30,121	12,177	927,087

Net Investment Income (Loss)	2,380	2,901,987	34,883	152,575	41,606	(606,994)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,109	(1,173,016)	(22,578)	416,741	(34,442)	(3,123,481)
Net realized gain distribution from the Portfolios	153,870	—	158,562	1,180,308	133,864	8,616,345

Net realized gain (loss)	159,979	(1,173,016)	135,984	1,597,049	99,422	5,492,864

Net change in unrealized appreciation (depreciation) of investments	(891,697)	(7,248,077)	(1,353,071)	(6,784,313)	(2,089,596)	(87,591,880)

Net Realized and Unrealized Gain (Loss) on Investments	(731,718)	(8,421,093)	(1,217,087)	(5,187,264)	(1,990,174)	(82,099,016)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(729,338)	$(5,519,106)	$(1,182,204)	$(5,034,689)	$(1,948,568)	$(82,706,010)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-49

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/AB SUSTAINABLE US THEMATIC* (a)	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$29	$1,482,734	$486,909	$2,972,058	$432,063	$253,870
Expenses:
Asset-based charges	—	259,854	34,087	251,866	—	670,178

Net expenses	—	259,854	34,087	251,866	—	670,178

Net Investment Income (Loss)	29	1,222,880	452,822	2,720,192	432,063	(416,308)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(617)	(845,147)	(315,975)	2,286,642	346,705	5,479,535
Net realized gain distribution from the Portfolios	—	21,894,543	2,731,237	10,419,964	2,058,697	17,955,914

Net realized gain (loss)	(617)	21,049,396	2,415,262	12,706,606	2,405,402	23,435,449

Net change in unrealized appreciation (depreciation) of investments	66	(58,179,964)	(9,012,802)	(17,258,634)	(11,132,825)	(57,974,616)

Net Realized and Unrealized Gain (Loss) on Investments	(551)	(37,130,568)	(6,597,540)	(4,552,028)	(8,727,423)	(34,539,167)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(522)	$(35,907,688)	$(6,144,718)	$(1,831,836)	$(8,295,360)	$(34,955,475)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on May 23, 2022.

FSA-50

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$14,868,060	$262,522	$76,561	$35,647	$400,327
Expenses:
Asset-based charges	236,201	9,797,003	40,671	—	—	60,085

Net expenses	236,201	9,797,003	40,671	—	—	60,085

Net Investment Income (Loss)	(236,201)	5,071,057	221,851	76,561	35,647	340,242

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,195,972	57,547,702	(792,924)	42,391	(38,116)	(667,764)
Net realized gain distribution from the Portfolios	12,844,744	103,031,416	724,120	433,740	99,641	2,115,799

Net realized gain (loss)	14,040,716	160,579,118	(68,804)	476,131	61,525	1,448,035

Net change in unrealized appreciation (depreciation) of investments	(54,947,373)	(618,589,404)	(3,169,885)	(1,845,482)	(552,281)	(7,164,987)

Net Realized and Unrealized Gain (Loss) on Investments	(40,906,657)	(458,010,286)	(3,238,689)	(1,369,351)	(490,756)	(5,716,952)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(41,142,858)	$(452,939,229)	$(3,016,838)	$(1,292,790)	$(455,109)	$(5,376,710)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-51

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,348,956	$2,797,057	$28,383	$14,055,151	$717,731	$607,045
Expenses:
Asset-based charges	267,983	322,314	—	3,482,966	557,624	178,901

Net expenses	267,983	322,314	—	3,482,966	557,624	178,901

Net Investment Income (Loss)	1,080,973	2,474,743	28,383	10,572,185	160,107	428,144

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(492,445)	(1,404,534)	(57,223)	45,581,316	1,289,020	2,976,101
Net realized gain distribution from the Portfolios	214,897	69,821	66,465	19,429,392	7,693,701	1,021,501

Net realized gain (loss)	(277,548)	(1,334,713)	9,242	65,010,708	8,982,721	3,997,602

Net change in unrealized appreciation (depreciation) of investments	(8,783,889)	(12,463,496)	(224,459)	(357,396,484)	(44,756,304)	(13,991,047)

Net Realized and Unrealized Gain (Loss) on Investments	(9,061,437)	(13,798,209)	(215,217)	(292,385,776)	(35,773,583)	(9,993,445)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,980,464)	$(11,323,466)	$(186,834)	$(281,813,591)	$(35,613,476)	$(9,565,301)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-52

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$455,059	$94,991	$705,897	$401,107	$678,332	$7,407,407
Expenses:
Asset-based charges	429,925	20,600	—	163,041	125,436	1,188,375

Net expenses	429,925	20,600	—	163,041	125,436	1,188,375

Net Investment Income (Loss)	25,134	74,391	705,897	238,066	552,896	6,219,032

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,409,654	459,533	697,092	(396,840)	135,728	1,685,026
Net realized gain distribution from the Portfolios	3,432,665	1,640,869	6,206,543	38,806	444,323	—

Net realized gain (loss)	5,842,319	2,100,402	6,903,635	(358,034)	580,051	1,685,026

Net change in unrealized appreciation (depreciation) of investments	(40,025,400)	(3,985,615)	(23,750,862)	(3,588,662)	(10,242,492)	(50,044,231)

Net Realized and Unrealized Gain (Loss) on Investments	(34,183,081)	(1,885,213)	(16,847,227)	(3,946,696)	(9,662,441)	(48,359,205)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,157,947)	$(1,810,822)	$(16,141,330)	$(3,708,630)	$(9,109,545)	$(42,140,173)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-53

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$73,085	$1,110,739	$604,317	$—	$801,480	$—
Expenses:
Asset-based charges	4,029	201,966	66,984	—	55,739	204,897

Net expenses	4,029	201,966	66,984	—	55,739	204,897

Net Investment Income (Loss)	69,056	908,773	537,333	—	745,741	(204,897)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(74,680)	473,807	3,491,428	(45,876)	153,891	937,485
Net realized gain distribution from the Portfolios	45,513	586,923	3,337,459	25,302	1,658,024	5,949,837

Net realized gain (loss)	(29,167)	1,060,730	6,828,887	(20,574)	1,811,915	6,887,322

Net change in unrealized appreciation (depreciation) of investments	(1,280,633)	(13,419,346)	(7,334,040)	(192,255)	(7,397,636)	(24,643,612)

Net Realized and Unrealized Gain (Loss) on Investments	(1,309,800)	(12,358,616)	(505,153)	(212,829)	(5,585,721)	(17,756,290)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,240,744)	$(11,449,843)	$32,180	$(212,829)	$(4,839,980)	$(17,961,187)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-54

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,138,685	$4,239	$583,209	$213,890	$686,357	$5,069,333
Expenses:
Asset-based charges	238,701	61,198	923,228	1,291,287	102,416	1,763,242

Net expenses	238,701	61,198	923,228	1,291,287	102,416	1,763,242

Net Investment Income (Loss)	899,984	(56,959)	(340,019)	(1,077,397)	583,941	3,306,091

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	933,054	931,712	12,033,878	5,953,976	500,415	9,779,282
Net realized gain distribution from the Portfolios	8,206,883	3,519,460	17,721,207	37,666,744	974,221	14,725,459

Net realized gain (loss)	9,139,937	4,451,172	29,755,085	43,620,720	1,474,636	24,504,741

Net change in unrealized appreciation (depreciation) of investments	(10,242,054)	(13,159,724)	(122,145,890)	(169,440,061)	(6,112,960)	(81,637,995)

Net Realized and Unrealized Gain (Loss) on Investments	(1,102,117)	(8,708,552)	(92,390,805)	(125,819,341)	(4,638,324)	(57,133,254)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(202,133)	$(8,765,511)	$(92,730,824)	$(126,896,738)	$(4,054,383)	$(53,827,163)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-55

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,470,550	$—	$838,607	$550,622	$—	$—
Expenses:
Asset-based charges	73,183	110,725	134,163	193,093	90,757	104,114

Net expenses	73,183	110,725	134,163	193,093	90,757	104,114

Net Investment Income (Loss)	2,397,367	(110,725)	704,444	357,529	(90,757)	(104,114)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,142,665)	523,660	(411,187)	2,104,093	902,028	(445,352)
Net realized gain distribution from the Portfolios	454,656	6,485,653	3,681,338	4,598,149	114,150	1,573,632

Net realized gain (loss)	(688,009)	7,009,313	3,270,151	6,702,242	1,016,178	1,128,280

Net change in unrealized appreciation (depreciation) of investments	(11,753,436)	(27,167,232)	(16,016,372)	(45,846,593)	(19,390,698)	(29,518,692)

Net Realized and Unrealized Gain (Loss) on Investments	(12,441,445)	(20,157,919)	(12,746,221)	(39,144,351)	(18,374,520)	(28,390,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,044,078)	$(20,268,644)	$(12,041,777)	$(38,786,822)	$(18,465,277)	$(28,494,526)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-56

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$265,960	$1,931,124	$1,809,393	$9,188,214	$1,226,376	$4,873,080
Expenses:
Asset-based charges	—	516,795	766,601	3,492,927	—	639,027

Net expenses	—	516,795	766,601	3,492,927	—	639,027

Net Investment Income (Loss)	265,960	1,414,329	1,042,792	5,695,287	1,226,376	4,234,053

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	111,953	3,330,593	5,457,541	(7,323,307)	1,106,328	(3,641,221)
Net realized gain distribution from the Portfolios	146,698	12,483,925	4,794,584	56,837,278	10,331,911	47,111,034

Net realized gain (loss)	258,651	15,814,518	10,252,125	49,513,971	11,438,239	43,469,813

Net change in unrealized appreciation (depreciation) of investments	(474,039)	(47,987,310)	(44,545,389)	(192,475,478)	(38,292,605)	(139,387,762)

Net Realized and Unrealized Gain (Loss) on Investments	(215,388)	(32,172,792)	(34,293,264)	(142,961,507)	(26,854,366)	(95,917,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,572	$(30,758,463)	$(33,250,472)	$(137,266,220)	$(25,627,990)	$(91,683,896)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-57

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,372,171	$3,168	$50,563	$2,126,377	$2,360,375	$448,160
Expenses:
Asset-based charges	681,892	56,121	—	50,482	141,101	74,294

Net expenses	681,892	56,121	—	50,482	141,101	74,294

Net Investment Income (Loss)	1,690,279	(52,953)	50,563	2,075,895	2,219,274	373,866

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,361	(11,702,847)	(29,663)	(680,430)	(1,148,957)	(160,269)
Net realized gain distribution from the Portfolios	1,191	215,226	5	—	—	29,702

Net realized gain (loss)	8,552	(11,487,621)	(29,658)	(680,430)	(1,148,957)	(130,567)

Net change in unrealized appreciation (depreciation) of investments	(8,378)	(7,563,920)	(79,272)	(5,728,629)	(12,818,607)	(539,026)

Net Realized and Unrealized Gain (Loss) on Investments	174	(19,051,541)	(108,930)	(6,409,059)	(13,967,564)	(669,593)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,690,453	$(19,104,494)	$(58,367)	$(4,333,164)	$(11,748,290)	$(295,727)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-58

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$241,092	$1,254,146	$—	$—	$2,215,943	$1,037,763
Expenses:
Asset-based charges	143,472	253,845	373,765	—	611,470	30,563

Net expenses	143,472	253,845	373,765	—	611,470	30,563

Net Investment Income (Loss)	97,620	1,000,301	(373,765)	—	1,604,473	1,007,200

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(700,631)	(352,950)	3,522,916	(87,858)	3,496,454	1,399,780
Net realized gain distribution from the Portfolios	258,676	4,659,416	4,520,960	307,993	4,424,550	—

Net realized gain (loss)	(441,955)	4,306,466	8,043,876	220,135	7,921,004	1,399,780

Net change in unrealized appreciation (depreciation) of investments	(4,004,430)	(36,660,168)	(95,989,872)	(2,101,752)	(47,390,145)	2,534,584

Net Realized and Unrealized Gain (Loss) on Investments	(4,446,385)	(32,353,702)	(87,945,996)	(1,881,617)	(39,469,141)	3,934,364

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,348,765)	$(31,353,401)	$(88,319,761)	$(1,881,617)	$(37,864,668)	$4,941,564

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-59

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$279,219	$28,827	$120,130	$22,078	$357,750	$157,372
Expenses:
Asset-based charges	6,010	—	—	—	35,927	—

Net expenses	6,010	—	—	—	35,927	—

Net Investment Income (Loss)	273,209	28,827	120,130	22,078	321,823	157,372

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,862	(9,308)	88,305	—	345,445	(62,850)
Net realized gain distribution from the Portfolios	434,829	90,308	237,563	—	487,998	—

Net realized gain (loss)	442,691	81,000	325,868	—	833,443	(62,850)

Net change in unrealized appreciation (depreciation) of investments	(2,826,268)	(379,591)	(624,145)	—	(2,234,080)	(491,250)

Net Realized and Unrealized Gain (Loss) on Investments	(2,383,577)	(298,591)	(298,277)	—	(1,400,637)	(554,100)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,110,368)	$(269,764)	$(178,147)	$22,078	$(1,078,814)	$(396,728)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-60

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$432,865	$110,998	$45,925	$8,920	$225,390	$226,718
Expenses:
Asset-based charges	—	60,198	—	—	40,555	—

Net expenses	—	60,198	—	—	40,555	—

Net Investment Income (Loss)	432,865	50,800	45,925	8,920	184,835	226,718

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(983,079)	(288,895)	42,843	10,993	(407,659)	625,095
Net realized gain distribution from the Portfolios	1,169,480	2,834,743	117,285	44,946	4,253,390	1,714,629

Net realized gain (loss)	186,401	2,545,848	160,128	55,939	3,845,731	2,339,724

Net change in unrealized appreciation (depreciation) of investments	(3,675,571)	(10,192,972)	(328,236)	(136,057)	(6,537,709)	(3,396,769)

Net Realized and Unrealized Gain (Loss) on Investments	(3,489,170)	(7,647,124)	(168,108)	(80,118)	(2,691,978)	(1,057,045)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,056,305)	$(7,596,324)	$(122,183)	$(71,198)	$(2,507,143)	$(830,327)

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,681	$—	$8,769	$73,196	$16,168	$—
Expenses:
Asset-based charges	6,712	9,723	—	—	8,469	28,811

Net expenses	6,712	9,723	—	—	8,469	28,811

Net Investment Income (Loss)	(4,031)	(9,723)	8,769	73,196	7,699	(28,811)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(123,603)	(114,974)	(31,631)	(36,735)	244,009	109,529
Net realized gain distribution from the Portfolios	818,753	1,604,830	21,957	3,155	548,843	1,593,368

Net realized gain (loss)	695,150	1,489,856	(9,674)	(33,580)	792,852	1,702,897

Net change in unrealized appreciation (depreciation) of investments	(1,389,586)	(3,544,575)	(53,549)	(185,071)	(1,770,875)	(4,444,901)

Net Realized and Unrealized Gain (Loss) on Investments	(694,436)	(2,054,719)	(63,223)	(218,651)	(978,023)	(2,742,004)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(698,467)	$(2,064,442)	$(54,454)	$(145,455)	$(970,324)	$(2,770,815)

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (b)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,316,958	$—	$—	$4,692,395	$—
Expenses:
Asset-based charges	3,050,722	126,654	739,694	—	36,513	—

Net expenses	3,050,722	126,654	739,694	—	36,513	—

Net Investment Income (Loss)	(3,050,722)	1,190,304	(739,694)	—	4,655,882	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,643,825	(1,176,816)	651,540	397,138	787,492	(2)
Net realized gain distribution from the Portfolios	73,435,241	—	19,764,420	—	—	—

Net realized gain (loss)	86,079,066	(1,176,816)	20,415,960	397,138	787,492	(2)

Net change in unrealized appreciation (depreciation) of investments	(329,036,468)	(8,192,362)	(126,675,263)	337,089	(4,595,771)	(203)

Net Realized and Unrealized Gain (Loss) on Investments	(242,957,402)	(9,369,178)	(106,259,303)	734,227	(3,808,279)	(205)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(246,008,124)	$(8,178,874)	$(106,998,997)	$734,227	$847,603	$(205)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	Units were made available on November 14, 2022.

FSA-63

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (b)	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$377,792	$—	$17,626	$134,325	$130,252	$94,601
Expenses:
Asset-based charges	49,510	—	—	17,439	10,744	3,130

Net expenses	49,510	—	—	17,439	10,744	3,130

Net Investment Income (Loss)	328,282	—	17,626	116,886	119,508	91,471

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	102,502	—	(71,722)	(16,966)	95,271	139,518
Net realized gain distribution from the Portfolios	1,166,151	12	56,627	615,844	330,072	268,406

Net realized gain (loss)	1,268,653	12	(15,095)	598,878	425,343	407,924

Net change in unrealized appreciation (depreciation) of investments	(2,498,304)	(23)	(169,245)	(2,299,658)	(2,134,695)	(1,846,536)

Net Realized and Unrealized Gain (Loss) on Investments	(1,229,651)	(11)	(184,340)	(1,700,780)	(1,709,352)	(1,438,612)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(901,369)	$(11)	$(166,714)	$(1,583,894)	$(1,589,844)	$(1,347,141)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	Units were made available on November 14, 2022.

FSA-64

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$56,690	$464,667	$—	$285,820	$235,020
Expenses:
Asset-based charges	3,496	28,407	59,239	30,191	104,474

Net expenses	3,496	28,407	59,239	30,191	104,474

Net Investment Income (Loss)	53,194	436,260	(59,239)	255,629	130,546

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	70,817	(151,314)	(1,765,196)	1,188,789	597,079
Net realized gain distribution from the Portfolios	197,141	1,342,691	—	—	785,849

Net realized gain (loss)	267,958	1,191,377	(1,765,196)	1,188,789	1,382,928

Net change in unrealized appreciation (depreciation) of investments	(1,308,787)	(6,467,495)	(390,635)	(612,683)	(5,322,331)

Net Realized and Unrealized Gain (Loss) on Investments	(1,040,829)	(5,276,118)	(2,155,831)	576,106	(3,939,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(987,635)	$(4,839,858)	$(2,215,070)	$831,735	$(3,808,857)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-65

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$48,554	$511,188	$122,570	$58,182	$416,484	$308,481
Net realized gain (loss)	(576,961)	1,295,548	(37,789)	17,781	1,189,343	(608,013)
Net change in unrealized appreciation (depreciation) of investments	(339,519)	(1,746,986)	(542,906)	(91,795)	(856,389)	5,522,483

Net increase (decrease) in net assets resulting from operations	(867,926)	59,750	(458,125)	(15,832)	749,438	5,222,951

From Contractowners Transactions:
Payments received from contractowners	977,371	837,075	723,088	540,573	1,023,736	978,605
Transfers between Variable Investment Options including guaranteed interest account, net	188,924	(1,190,325)	858,524	(112,043)	739,667	(889,790)
Redemptions for contract benefits and terminations	(49,298)	(97,952)	(37,534)	(64,092)	(748,129)	(666,830)
Contract maintenance charges	(152,744)	(123,142)	(132,248)	(91,259)	(624,992)	(595,479)

Net increase (decrease) in net assets resulting from contractowners transactions	964,253	(574,344)	1,411,830	273,179	390,282	(1,173,494)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,573	1,133	1,484	387	281	—

Net Increase (Decrease) in Net Assets	97,900	(513,461)	955,189	257,734	1,140,001	4,049,457
Net Assets — Beginning of Year or Period	4,053,138	4,566,599	3,088,062	2,830,328	24,479,802	20,430,345

Net Assets — End of Year or Period	$4,151,038	$4,053,138	$4,043,251	$3,088,062	$25,619,803	$24,479,802

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-66

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$17,044	$81,290	$823,532	$1,116,444	$1,898	$142
Net realized gain (loss)	284,788	464,166	14,534,184	26,155,329	1,519	249
Net change in unrealized appreciation (depreciation) of investments	(1,474,832)	1,191,790	(42,172,117)	23,736,925	(9,766)	(489)

Net increase (decrease) in net assets resulting from operations	(1,173,000)	1,737,246	(26,814,401)	51,008,698	(6,349)	(98)

From Contractowners Transactions:
Payments received from contractowners	894,295	1,036,883	11,693,393	12,668,325	27,754	2,366
Transfers between Variable Investment Options including guaranteed interest account, net	(1,828,537)	811,213	(9,500,604)	(11,875,076)	81,111	4,450
Redemptions for contract benefits and terminations	(233,815)	(365,141)	(4,914,143)	(6,807,893)	—	—
Contract maintenance charges	(368,859)	(353,549)	(5,376,108)	(5,369,210)	(6,083)	(859)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,536,916)	1,129,406	(8,097,462)	(11,383,854)	102,782	5,957

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(104)	104	7,640	3,559	81	—

Net Increase (Decrease) in Net Assets	(2,710,020)	2,866,756	(34,904,223)	39,628,403	96,514	5,859
Net Assets — Beginning of Year or Period	18,288,963	15,422,207	248,183,594	208,555,191	5,859	—

Net Assets — End of Year or Period	$15,578,943	$18,288,963	$213,279,371	$248,183,594	$102,373	$5,859

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-67

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT NATURAL RESOURCES* (a)		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$33,942	$8,493	$608	$3,466	$82,819	$347,702
Net realized gain (loss)	45,781	12,191	(51,866)	49,586	4,985,951	8,150,382
Net change in unrealized appreciation (depreciation) of investments	54,545	553	(13,110)	(34,742)	(5,182,602)	2,255,998

Net increase (decrease) in net assets resulting from operations	134,268	21,237	(64,368)	18,310	(113,832)	10,754,082

From Contractowners Transactions:
Payments received from contractowners	734,580	107,019	197,120	141,829	1,616,775	1,562,279
Transfers between Variable Investment Options including guaranteed interest account, net	(39,437)	146,831	105,507	(40,394)	(2,137,152)	2,907,792
Redemptions for contract benefits and terminations	(55)	—	—	—	(764,444)	(1,361,378)
Contract maintenance charges	(55,893)	(12,372)	(31,541)	(8,515)	(1,437,488)	(1,332,563)

Net increase (decrease) in net assets resulting from contractowners transactions	639,195	241,478	271,086	92,920	(2,722,309)	1,776,130

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,043	5,799	344	121	1,945	(28)

Net Increase (Decrease) in Net Assets	775,506	268,514	207,062	111,351	(2,834,196)	12,530,184
Net Assets — Beginning of Year or Period	278,174	9,660	183,374	72,023	40,802,945	28,272,761

Net Assets — End of Year or Period	$1,053,680	$278,174	$390,436	$183,374	$37,968,749	$40,802,945

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.

FSA-68

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS GROWTH AND INCOME PORTFOLIO** (b)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$155,721	$71,551	$23,592	$16,729	$16
Net realized gain (loss)	281,195	652,574	420,233	510,386	113
Net change in unrealized appreciation (depreciation) of investments	(1,561,696)	463,176	(2,006,718)	773,443	65

Net increase (decrease) in net assets resulting from operations	(1,124,780)	1,187,301	(1,562,893)	1,300,558	194

From Contractowners Transactions:
Payments received from contractowners	1,310,193	970,854	527,739	519,453	1,827
Transfers between Variable Investment Options including guaranteed interest account, net	6,955,991	(633,994)	(316,306)	1,489,091	2,931
Redemptions for contract benefits and terminations	(310,041)	(21,069)	(116,781)	(217,730)	(2)
Contract maintenance charges	(251,565)	(162,443)	(169,879)	(125,996)	(683)

Net increase (decrease) in net assets resulting from contractowners transactions	7,704,578	153,348	(75,227)	1,664,818	4,073

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,610	1,659	691	—	—

Net Increase (Decrease) in Net Assets	6,589,408	1,342,308	(1,637,429)	2,965,376	4,267
Net Assets — Beginning of Year or Period	6,717,601	5,375,293	6,933,590	3,968,214	—

Net Assets — End of Year or Period	$13,307,009	$6,717,601	$5,296,161	$6,933,590	$4,267

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.
(b)	Units were made available on May 23, 2022.

FSA-69

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AB VPS SMALL/ MID CAP VALUE PORTFOLIO** (b)	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO** (b)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(c)
	2022	2022	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$6	$—	$40,240	$5,369
Net realized gain (loss)	90	434	137,977	81
Net change in unrealized appreciation (depreciation) of investments	(49)	193	(331,440)	5,527

Net increase (decrease) in net assets resulting from operations	47	627	(153,223)	10,977

From Contractowners Transactions:
Payments received from contractowners	14,845	4,051	2,095,409	220,727
Transfers between Variable Investment Options including guaranteed interest account, net	8,612	5,582	300,938	328,003
Redemptions for contract benefits and terminations	(4)	—	—	(10)
Contract maintenance charges	(1,065)	(708)	(134,675)	(9,348)

Net increase (decrease) in net assets resulting from contractowners transactions	22,388	8,925	2,261,672	539,372

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	7	16	2,479	132

Net Increase (Decrease) in Net Assets	22,442	9,568	2,110,928	550,481
Net Assets — Beginning of Year or Period	—	—	550,481	—

Net Assets — End of Year or Period	$22,442	$9,568	$2,661,409	$550,481

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.
(b)	Units were made available on May 23, 2022.
(c)	Units were made available on June 4, 2021.

FSA-70

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(23,772)	$(33,244)	$412,796	$253,501	$—	$73,642
Net realized gain (loss)	4,819,695	1,640,053	3,562,457	4,626,471	(598,256)	2,201,315
Net change in unrealized appreciation (depreciation) of investments	(10,877,645)	(538,292)	(15,050,123)	(3,033,630)	(977,965)	(1,767,952)

Net increase (decrease) in net assets resulting from operations	(6,081,722)	1,068,517	(11,074,870)	1,846,342	(1,576,221)	507,005

From Contractowners Transactions:
Payments received from contractowners	1,744,308	2,072,107	5,385,653	5,545,299	845,850	1,237,433
Transfers between Variable Investment Options including guaranteed interest account, net	(307,886)	1,531,946	(845,319)	2,408,381	(1,046,955)	1,668,387
Redemptions for contract benefits and terminations	(406,940)	(294,162)	(495,805)	(1,423,327)	(145,760)	(875,640)
Contract maintenance charges	(398,880)	(374,339)	(1,090,547)	(997,018)	(158,022)	(135,348)

Net increase (decrease) in net assets resulting from contractowners transactions	630,602	2,935,552	2,953,982	5,533,335	(504,887)	1,894,832

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,154	415	8,002	7,205	(525)	4,353

Net Increase (Decrease) in Net Assets	(5,448,966)	4,004,484	(8,112,886)	7,386,882	(2,081,633)	2,406,190
Net Assets — Beginning of Year or Period	20,490,619	16,486,135	48,732,057	41,345,175	9,350,640	6,944,450

Net Assets — End of Year or Period	$15,041,653	$20,490,619	$40,619,171	$48,732,057	$7,269,007	$9,350,640

The accompanying notes are an integral part of these financial statements.

FSA-71

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		DELAWARE IVY VIP HIGH INCOME		EQ/400 MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,380	$560	$2,901,987	$2,743,961	$34,883	$12,692
Net realized gain (loss)	159,979	365,421	(1,173,016)	(286,656)	135,984	1,198,022
Net change in unrealized appreciation (depreciation) of investments	(891,697)	118,337	(7,248,077)	203,893	(1,353,071)	224,273

Net increase (decrease) in net assets resulting from operations	(729,338)	484,318	(5,519,106)	2,661,198	(1,182,204)	1,434,987

From Contractowners Transactions:
Payments received from contractowners	689,793	419,753	4,907,491	4,992,330	285,045	318,648
Transfers between Variable Investment Options including guaranteed interest account, net	(163,810)	356,911	(2,738,029)	2,486,263	(286,659)	489,649
Redemptions for contract benefits and terminations	(133,159)	(471)	(1,425,630)	(2,175,235)	(197,398)	(185,441)
Contract maintenance charges	(82,499)	(52,258)	(1,593,255)	(1,544,335)	(191,515)	(185,692)

Net increase (decrease) in net assets resulting from contractowners transactions	310,325	723,935	(849,423)	3,759,023	(390,527)	437,164

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,367	360	3,968	1,336	(11)	11

Net Increase (Decrease) in Net Assets	(417,646)	1,208,613	(6,364,561)	6,421,557	(1,572,742)	1,872,162
Net Assets — Beginning of Year or Period	2,721,955	1,513,342	50,184,273	43,762,716	7,532,114	5,659,952

Net Assets — End of Year or Period	$2,304,309	$2,721,955	$43,819,712	$50,184,273	$5,959,372	$7,532,114

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-72

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$152,575	$97,631	$41,606	$19,058	$(606,994)	$(1,229,329)
Net realized gain (loss)	1,597,049	3,139,570	99,422	1,585,747	5,492,864	56,376,059
Net change in unrealized appreciation (depreciation) of investments	(6,784,313)	2,145,531	(2,089,596)	(621,652)	(87,591,880)	(22,298,449)

Net increase (decrease) in net assets resulting from operations	(5,034,689)	5,382,732	(1,948,568)	983,153	(82,706,010)	32,848,281

From Contractowners Transactions:
Payments received from contractowners	813,143	777,971	278,574	330,950	8,612,276	8,953,889
Transfers between Variable Investment Options including guaranteed interest account, net	777,875	(19,990)	(74,791)	421,916	9,975,108	(9,608,242)
Redemptions for contract benefits and terminations	(278,300)	(756,634)	(54,571)	(81,861)	(5,200,136)	(7,848,151)
Contract maintenance charges	(710,207)	(649,620)	(201,273)	(205,946)	(6,774,370)	(6,679,950)

Net increase (decrease) in net assets resulting from contractowners transactions	602,511	(648,273)	(52,061)	465,059	6,612,878	(15,182,454)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	216	—	(10)	7	(676)	1,698

Net Increase (Decrease) in Net Assets	(4,431,962)	4,734,459	(2,000,639)	1,448,219	(76,093,808)	17,667,525
Net Assets — Beginning of Year or Period	24,787,191	20,052,732	8,684,583	7,236,364	286,583,478	268,915,953

Net Assets — End of Year or Period	$20,355,229	$24,787,191	$6,683,944	$8,684,583	$210,489,670	$286,583,478

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SUSTAINABLE US THEMATIC* (b)	EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2022	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$29	$1,222,880	$7,432,312	$452,822	$1,609,670
Net realized gain (loss)	(617)	21,049,396	18,389,063	2,415,262	6,163,591
Net change in unrealized appreciation (depreciation) of investments	66	(58,179,964)	2,850,132	(9,012,802)	(3,581,565)

Net increase (decrease) in net assets resulting from operations	(522)	(35,907,688)	28,671,507	(6,144,718)	4,191,696

From Contractowners Transactions:
Payments received from contractowners	1,869	11,422,021	8,622,930	2,709,941	3,066,654
Transfers between Variable Investment Options including guaranteed interest account, net	1,490	(1,123,990)	(426,928)	(949,038)	(590,787)
Redemptions for contract benefits and terminations	—	(5,066,197)	(8,313,491)	(1,212,001)	(1,304,352)
Contract maintenance charges	(297)	(5,128,378)	(4,718,998)	(1,629,632)	(1,657,064)

Net increase (decrease) in net assets resulting from contractowners transactions	3,062	103,456	(4,836,487)	(1,080,730)	(485,549)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	10	3,846	2,524	607	3,296

Net Increase (Decrease) in Net Assets	2,550	(35,800,386)	23,837,544	(7,224,841)	3,709,443
Net Assets — Beginning of Year or Period	—	193,923,120	170,085,576	42,856,624	39,147,181

Net Assets — End of Year or Period	$2,550	$158,122,734	$193,923,120	$35,631,783	$42,856,624

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	Units were made available on May 23, 2022.

FSA-74

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,720,192	$901,993	$432,063	$951,769	$(416,308)	$(766,156)
Net realized gain (loss)	12,706,606	16,768,888	2,405,402	2,939,414	23,435,449	20,234,534
Net change in unrealized appreciation (depreciation) of investments	(17,258,634)	2,976,294	(11,132,825)	809,226	(57,974,616)	15,001,439

Net increase (decrease) in net assets resulting from operations	(1,831,836)	20,647,175	(8,295,360)	4,700,409	(34,955,475)	34,469,817

From Contractowners Transactions:
Payments received from contractowners	6,361,018	6,468,952	4,114,825	5,749,300	3,967,368	4,378,952
Transfers between Variable Investment Options including guaranteed interest account, net	(4,511,687)	(4,843,480)	(1,503,484)	(889,313)	(1,849,145)	(3,541,646)
Redemptions for contract benefits and terminations	(3,115,945)	(3,785,928)	(2,570,177)	(2,768,167)	(3,112,726)	(5,740,989)
Contract maintenance charges	(2,749,028)	(2,609,285)	(2,392,321)	(2,655,200)	(4,379,126)	(4,332,696)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,015,642)	(4,769,741)	(2,351,157)	(563,380)	(5,373,629)	(9,236,379)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,410	(1,166)	—	—	(74)	77

Net Increase (Decrease) in Net Assets	(5,846,068)	15,876,268	(10,646,517)	4,137,029	(40,329,178)	25,233,515
Net Assets — Beginning of Year or Period	108,454,995	92,578,727	53,750,753	49,613,724	182,029,797	156,796,282

Net Assets — End of Year or Period	$102,608,927	$108,454,995	$43,104,236	$53,750,753	$141,700,619	$182,029,797

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-75

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/COMMON STOCK INDEX* (d)		EQ/CONSERVATIVE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(236,201)	$(292,711)	$5,071,057	$3,764,068	$221,851	$284,165
Net realized gain (loss)	14,040,716	11,695,067	160,579,118	226,659,588	(68,804)	994,810
Net change in unrealized appreciation (depreciation) of investments	(54,947,373)	11,623,060	(618,589,404)	234,586,936	(3,169,885)	(690,025)

Net increase (decrease) in net assets resulting from operations	(41,142,858)	23,025,416	(452,939,229)	465,010,592	(3,016,838)	588,950

From Contractowners Transactions:
Payments received from contractowners	3,625,250	4,072,363	67,264,008	63,226,562	1,497,672	1,673,239
Transfers between Variable Investment Options including guaranteed interest account, net	(866,984)	(3,420,589)	(47,687,952)	(40,585,018)	(2,309,870)	(122,361)
Redemptions for contract benefits and terminations	(1,881,031)	(3,052,581)	(45,404,801)	(73,176,950)	(713,749)	(379,436)
Contract maintenance charges	(2,303,946)	(2,320,810)	(72,974,422)	(70,594,501)	(1,638,706)	(1,626,215)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,426,711)	(4,721,617)	(98,803,167)	(121,129,907)	(3,164,653)	(454,773)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(2,410)	2,408	(4,002)	5,769	(333)	2,275

Net Increase (Decrease) in Net Assets	(42,571,979)	18,306,207	(551,746,398)	343,886,454	(6,181,824)	136,452
Net Assets — Beginning of Year or Period	128,036,009	109,729,802	2,310,982,467	1,967,096,013	23,523,440	23,386,988

Net Assets — End of Year or Period	$85,464,030	$128,036,009	$1,759,236,069	$2,310,982,467	$17,341,616	$23,523,440

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-76

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$76,561	$135,579	$35,647	$35,421	$340,242	$716,709
Net realized gain (loss)	476,131	574,614	61,525	118,905	1,448,035	2,410,185
Net change in unrealized appreciation (depreciation) of investments	(1,845,482)	(116,594)	(552,281)	(76,394)	(7,164,987)	(854,178)

Net increase (decrease) in net assets resulting from operations	(1,292,790)	593,599	(455,109)	77,932	(5,376,710)	2,272,716

From Contractowners Transactions:
Payments received from contractowners	815,269	793,800	272,427	301,502	2,758,310	6,753,224
Transfers between Variable Investment Options including guaranteed interest account, net	(176,306)	(131,277)	692,458	68,190	(1,455,245)	(3,403,245)
Redemptions for contract benefits and terminations	(157,132)	(89,567)	(241,374)	(41,265)	(1,604,606)	(1,211,562)
Contract maintenance charges	(577,567)	(606,191)	(228,389)	(230,830)	(1,830,339)	(1,806,675)

Net increase (decrease) in net assets resulting from contractowners transactions	(95,736)	(33,235)	495,122	97,597	(2,131,880)	331,742

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	—	(3,010)	4,167

Net Increase (Decrease) in Net Assets	(1,388,526)	560,364	40,013	175,529	(7,511,600)	2,608,625
Net Assets — Beginning of Year or Period	8,926,658	8,366,294	3,315,512	3,139,983	37,099,755	34,491,130

Net Assets — End of Year or Period	$7,538,132	$8,926,658	$3,355,525	$3,315,512	$29,588,155	$37,099,755

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-77

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND* (e) (f)		EQ/EMERGING MARKETS EQUITY PLUS*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,080,973	$974,595	$2,474,743	$940,246	$28,383	$8,106
Net realized gain (loss)	(277,548)	680,432	(1,334,713)	632,739	9,242	882
Net change in unrealized appreciation (depreciation) of investments	(8,783,889)	(3,728,276)	(12,463,496)	(3,593,748)	(224,459)	(33,975)

Net increase (decrease) in net assets resulting from operations	(7,980,464)	(2,073,249)	(11,323,466)	(2,020,763)	(186,834)	(24,987)

From Contractowners Transactions:
Payments received from contractowners	5,964,751	5,152,800	5,718,968	4,923,991	890,813	665,271
Transfers between Variable Investment Options including guaranteed interest account, net	(1,220,749)	5,193,755	29,873,741	27,705,109	(85,561)	166,889
Redemptions for contract benefits and terminations	(1,449,199)	(1,664,114)	(2,869,957)	(5,000,532)	(39,681)	(56)
Contract maintenance charges	(2,848,014)	(2,525,030)	(5,329,419)	(4,725,251)	(85,456)	(40,094)

Net increase (decrease) in net assets resulting from contractowners transactions	446,789	6,157,411	27,393,333	22,903,317	680,115	792,010

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	370	1,785	(678)	77	1,624	350

Net Increase (Decrease) in Net Assets	(7,533,305)	4,085,947	16,069,189	20,882,631	494,905	767,373
Net Assets — Beginning of Year or Period	88,282,969	84,197,022	94,149,963	73,267,332	831,896	64,523

Net Assets — End of Year or Period	$80,749,664	$88,282,969	$110,219,152	$94,149,963	$1,326,801	$831,896

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(e)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.
(f)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.

FSA-78

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$10,572,185	$7,841,429	$160,107	$(8,283)	$428,144	$346,791
Net realized gain (loss)	65,010,708	118,806,187	8,982,721	21,106,804	3,997,602	3,066,086
Net change in unrealized appreciation (depreciation) of investments	(357,396,484)	197,785,091	(44,756,304)	12,860,778	(13,991,047)	15,192,356

Net increase (decrease) in net assets resulting from operations	(281,813,591)	324,432,707	(35,613,476)	33,959,299	(9,565,301)	18,605,233

From Contractowners Transactions:
Payments received from contractowners	89,892,207	72,009,518	2,508,421	3,349,016	4,346,343	4,257,826
Transfers between Variable Investment Options including guaranteed interest account, net	(1,282,861)	(10,266,868)	(1,360,682)	(5,480,737)	306,775	(2,196,865)
Redemptions for contract benefits and terminations	(19,756,086)	(32,166,701)	(1,116,565)	(2,139,463)	(1,590,643)	(2,298,866)
Contract maintenance charges	(41,492,520)	(37,363,412)	(1,408,943)	(1,466,799)	(2,129,752)	(1,911,396)

Net increase (decrease) in net assets resulting from contractowners transactions	27,360,740	(7,787,463)	(1,377,769)	(5,737,983)	932,723	(2,149,301)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	54,925	4,253	(1,496)	1,496	5,330	(740)

Net Increase (Decrease) in Net Assets	(254,397,926)	316,649,497	(36,992,741)	28,222,812	(8,627,248)	16,455,192
Net Assets — Beginning of Year or Period	1,495,122,898	1,178,473,401	167,364,557	139,141,745	88,210,522	71,755,330

Net Assets — End of Year or Period	$1,240,724,972	$1,495,122,898	$130,371,816	$167,364,557	$79,583,274	$88,210,522

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$25,134	$889,647	$74,391	$19,689	$705,897	$2,026,035
Net realized gain (loss)	5,842,319	33,978,992	2,100,402	2,174,791	6,903,635	6,429,059
Net change in unrealized appreciation (depreciation) of investments	(40,025,400)	(12,478,462)	(3,985,615)	1,289,706	(23,750,862)	3,116,982

Net increase (decrease) in net assets resulting from operations	(34,157,947)	22,390,177	(1,810,822)	3,484,186	(16,141,330)	11,572,076

From Contractowners Transactions:
Payments received from contractowners	4,831,470	5,353,422	1,758,829	1,487,315	7,742,923	7,666,216
Transfers between Variable Investment Options including guaranteed interest account, net	(2,556,356)	(4,349,769)	(663,818)	799,306	(1,530,264)	(1,934,564)
Redemptions for contract benefits and terminations	(3,360,068)	(4,722,075)	(434,401)	(208,382)	(2,866,913)	(2,509,523)
Contract maintenance charges	(4,522,261)	(4,511,565)	(446,076)	(370,204)	(2,941,361)	(3,338,035)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,607,215)	(8,229,987)	214,534	1,708,035	404,385	(115,906)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(580)	689	—	613	—	—

Net Increase (Decrease) in Net Assets	(39,765,742)	14,160,879	(1,596,288)	5,192,834	(15,736,945)	11,456,170
Net Assets — Beginning of Year or Period	162,436,560	148,275,681	16,604,242	11,411,408	92,504,926	81,048,756

Net Assets — End of Year or Period	$122,670,818	$162,436,560	$15,007,954	$16,604,242	$76,767,981	$92,504,926

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-80

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$238,066	$162,722	$552,896	$1,301,843	$6,219,032	$9,454,377
Net realized gain (loss)	(358,034)	459,469	580,051	6,210,126	1,685,026	1,117,716
Net change in unrealized appreciation (depreciation) of investments	(3,588,662)	(1,852,797)	(10,242,492)	(1,764,649)	(50,044,231)	20,872,851

Net increase (decrease) in net assets resulting from operations	(3,708,630)	(1,230,606)	(9,109,545)	5,747,320	(42,140,173)	31,444,944

From Contractowners Transactions:
Payments received from contractowners	3,643,676	3,735,894	2,258,276	2,357,469	21,223,119	18,905,093
Transfers between Variable Investment Options including guaranteed interest account, net	(974,329)	500,890	(68,365)	(695,866)	(3,258,424)	15,574,379
Redemptions for contract benefits and terminations	(1,518,768)	(2,216,729)	(1,219,789)	(1,386,229)	(7,215,046)	(9,735,309)
Contract maintenance charges	(3,116,526)	(3,226,328)	(1,840,717)	(1,849,703)	(16,006,802)	(15,607,474)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,965,947)	(1,206,273)	(870,595)	(1,574,329)	(5,257,153)	9,136,689

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(189)	186	—	—	(147)	147

Net Increase (Decrease) in Net Assets	(5,674,766)	(2,436,693)	(9,980,140)	4,172,991	(47,397,473)	40,581,780
Net Assets — Beginning of Year or Period	46,764,036	49,200,729	63,442,661	59,269,670	342,841,177	302,259,397

Net Assets — End of Year or Period	$41,089,270	$46,764,036	$53,462,521	$63,442,661	$295,443,704	$342,841,177

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-81

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$69,056	$241,283	$908,773	$1,555,094	$537,333	$389,681
Net realized gain (loss)	(29,167)	377,600	1,060,730	6,207,000	6,828,887	3,431,485
Net change in unrealized appreciation (depreciation) of investments	(1,280,633)	75,594	(13,419,346)	(113,380)	(7,334,040)	6,664,010

Net increase (decrease) in net assets resulting from operations	(1,240,744)	694,477	(11,449,843)	7,648,714	32,180	10,485,176

From Contractowners Transactions:
Payments received from contractowners	185,004	183,356	3,265,542	3,263,675	1,689,090	1,278,030
Transfers between Variable Investment Options including guaranteed interest account, net	(355,156)	1,063,155	(703,116)	(551,313)	(5,024,601)	(594,558)
Redemptions for contract benefits and terminations	(33,698)	(61,728)	(1,573,036)	(2,286,743)	(802,578)	(780,109)
Contract maintenance charges	(170,380)	(169,621)	(2,988,937)	(3,003,230)	(809,994)	(692,875)

Net increase (decrease) in net assets resulting from contractowners transactions	(374,230)	1,015,162	(1,999,547)	(2,577,611)	(4,948,083)	(789,512)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(13)	7	(10)	360	(123)	238

Net Increase (Decrease) in Net Assets	(1,614,987)	1,709,646	(13,449,400)	5,071,463	(4,916,026)	9,695,902
Net Assets — Beginning of Year or Period	8,133,162	6,423,516	82,660,162	77,588,699	42,289,566	32,593,664

Net Assets — End of Year or Period	$6,518,175	$8,133,162	$69,210,762	$82,660,162	$37,373,540	$42,289,566

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$—	$—	$745,741	$1,376,363	$(204,897)	$(142,184)
Net realized gain (loss)	(20,574)	26,787	1,811,915	557,325	6,887,322	13,765,515
Net change in unrealized appreciation (depreciation) of investments	(192,255)	739	(7,397,636)	6,754,581	(24,643,612)	2,143,366

Net increase (decrease) in net assets resulting from operations	(212,829)	27,526	(4,839,980)	8,688,269	(17,961,187)	15,766,697

From Contractowners Transactions:
Payments received from contractowners	451,921	151,407	3,237,954	3,728,006	3,924,346	4,095,409
Transfers between Variable Investment Options including guaranteed interest account, net	82,021	281,451	(2,574,587)	4,196,147	(4,360,570)	(2,889,566)
Redemptions for contract benefits and terminations	(315)	(41)	(1,316,613)	(1,543,876)	(2,623,945)	(3,171,418)
Contract maintenance charges	(54,819)	(22,376)	(1,134,347)	(1,089,611)	(2,535,057)	(2,487,320)

Net increase (decrease) in net assets resulting from contractowners transactions	478,808	410,441	(1,787,593)	5,290,666	(5,595,226)	(4,452,895)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,183	291	411	333	550	184

Net Increase (Decrease) in Net Assets	268,162	438,258	(6,627,162)	13,979,268	(23,555,863)	11,313,986
Net Assets — Beginning of Year or Period	503,523	65,265	53,624,987	39,645,719	109,407,737	98,093,751

Net Assets — End of Year or Period	$771,685	$503,523	$46,997,825	$53,624,987	$85,851,874	$109,407,737

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$899,984	$382,490	$(56,959)	$107,161	$(340,019)	$(950,363)
Net realized gain (loss)	9,139,937	21,642,519	4,451,172	7,300,391	29,755,085	38,224,635
Net change in unrealized appreciation (depreciation) of investments	(10,242,054)	(5,616,217)	(13,159,724)	2,811,988	(122,145,890)	28,891,024

Net increase (decrease) in net assets resulting from operations	(202,133)	16,408,792	(8,765,511)	10,219,540	(92,730,824)	66,165,296

From Contractowners Transactions:
Payments received from contractowners	8,059,251	7,375,488	1,240,824	1,013,752	11,632,324	11,050,200
Transfers between Variable Investment Options including guaranteed interest account, net	11,520,117	3,688,554	(777,812)	(238,857)	(10,328,424)	1,937,781
Redemptions for contract benefits and terminations	(2,235,333)	(3,066,299)	(284,186)	(948,354)	(4,984,900)	(6,733,375)
Contract maintenance charges	(2,710,481)	(2,233,581)	(1,000,319)	(1,032,252)	(6,149,587)	(5,666,160)

Net increase (decrease) in net assets resulting from contractowners transactions	14,633,554	5,764,162	(821,493)	(1,205,711)	(9,830,587)	588,446

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,026	(1,026)	169	315	(189)	188

Net Increase (Decrease) in Net Assets	14,432,447	22,171,928	(9,586,835)	9,014,144	(102,561,600)	66,753,930
Net Assets — Beginning of Year or Period	93,421,195	71,249,267	47,178,900	38,164,756	318,912,658	252,158,728

Net Assets — End of Year or Period	$107,853,642	$93,421,195	$37,592,065	$47,178,900	$216,351,058	$318,912,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-84

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(1,077,397)	$(1,578,305)	$583,941	$448,875	$3,306,091	$2,202,432
Net realized gain (loss)	43,620,720	113,171,565	1,474,636	4,062,112	24,504,741	57,242,879
Net change in unrealized appreciation (depreciation) of investments	(169,440,061)	(29,249,218)	(6,112,960)	4,207,054	(81,637,995)	32,108,022

Net increase (decrease) in net assets resulting from operations	(126,896,738)	82,344,042	(4,054,383)	8,718,041	(53,827,163)	91,553,333

From Contractowners Transactions:
Payments received from contractowners	8,414,148	9,244,701	3,891,462	3,185,225	14,911,895	16,207,247
Transfers between Variable Investment Options including guaranteed interest account, net	(4,553,788)	(9,335,098)	1,969,616	882,450	(10,287,781)	(7,598,835)
Redemptions for contract benefits and terminations	(8,170,826)	(13,173,054)	(741,794)	(623,018)	(10,506,195)	(14,029,751)
Contract maintenance charges	(9,348,868)	(9,120,854)	(1,155,093)	(952,623)	(16,819,903)	(16,472,727)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,659,334)	(22,384,305)	3,964,191	2,492,034	(22,701,984)	(21,894,066)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	286	653	3,744	898	(17)	578

Net Increase (Decrease) in Net Assets	(140,555,786)	59,960,390	(86,448)	11,210,973	(76,529,164)	69,659,845
Net Assets — Beginning of Year or Period	417,070,051	357,109,661	46,250,738	35,039,765	454,480,754	384,820,909

Net Assets — End of Year or Period	$276,514,265	$417,070,051	$46,164,290	$46,250,738	$377,951,590	$454,480,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH* (g)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,397,367	$1,698,815	$(110,725)	$(150,079)	$704,444	$35,032
Net realized gain (loss)	(688,009)	5,735,645	7,009,313	10,547,228	3,270,151	10,767,742
Net change in unrealized appreciation (depreciation) of investments	(11,753,436)	(4,006,344)	(27,167,232)	(338,570)	(16,016,372)	(4,296,982)

Net increase (decrease) in net assets resulting from operations	(10,044,078)	3,428,116	(20,268,644)	10,058,579	(12,041,777)	6,505,792

From Contractowners Transactions:
Payments received from contractowners	4,334,086	5,102,216	3,803,091	3,476,527	4,586,550	3,969,106
Transfers between Variable Investment Options including guaranteed interest account, net	(358,818)	(1,596,675)	(28,264)	(2,828,001)	32,280,117	3,435,761
Redemptions for contract benefits and terminations	(1,331,691)	(2,393,253)	(1,017,589)	(1,556,763)	(1,701,725)	(1,739,771)
Contract maintenance charges	(1,372,865)	(1,489,801)	(1,575,422)	(1,437,382)	(1,835,135)	(1,615,574)

Net increase (decrease) in net assets resulting from contractowners transactions	1,270,712	(377,513)	1,181,816	(2,345,619)	33,329,807	4,049,522

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	369	(369)	4,522	1,151	19,369	3,071

Net Increase (Decrease) in Net Assets	(8,772,997)	3,050,234	(19,082,306)	7,714,111	21,307,399	10,558,385
Net Assets — Beginning of Year or Period	65,436,953	62,386,719	71,802,137	64,088,026	79,071,692	68,513,307

Net Assets — End of Year or Period	$56,663,956	$65,436,953	$52,719,831	$71,802,137	$100,379,091	$79,071,692

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-86

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$357,529	$312,429	$(90,757)	$(113,999)	$(104,114)	$(147,862)
Net realized gain (loss)	6,702,242	10,602,490	1,016,178	4,468,040	1,128,280	13,054,722
Net change in unrealized appreciation (depreciation) of investments	(45,846,593)	4,282,106	(19,390,698)	6,456,235	(29,518,692)	(3,149,248)

Net increase (decrease) in net assets resulting from operations	(38,786,822)	15,197,025	(18,465,277)	10,810,276	(28,494,526)	9,757,612

From Contractowners Transactions:
Payments received from contractowners	10,231,675	11,674,469	4,385,767	4,876,239	5,354,961	4,776,502
Transfers between Variable Investment Options including guaranteed interest account, net	(4,434,611)	(2,736,704)	(127,638)	(3,984,454)	(983,201)	(5,513,930)
Redemptions for contract benefits and terminations	(2,669,550)	(4,757,807)	(1,013,254)	(1,858,145)	(1,194,239)	(2,018,500)
Contract maintenance charges	(2,964,320)	(3,115,215)	(1,305,352)	(1,263,248)	(1,574,191)	(1,597,369)

Net increase (decrease) in net assets resulting from contractowners transactions	163,194	1,064,743	1,939,523	(2,229,608)	1,603,330	(4,353,297)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,891	7,135	10,533	3,252	11,150	(5,909)

Net Increase (Decrease) in Net Assets	(38,613,737)	16,268,903	(16,515,221)	8,583,920	(26,880,046)	5,398,406
Net Assets — Beginning of Year or Period	162,699,826	146,430,923	67,537,806	58,953,886	78,725,551	73,327,145

Net Assets — End of Year or Period	$124,086,089	$162,699,826	$51,022,585	$67,537,806	$51,845,505	$78,725,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$265,960	$39,474	$1,414,329	$821,254	$1,042,792	$376,167
Net realized gain (loss)	258,651	122,768	15,814,518	24,564,835	10,252,125	36,114,662
Net change in unrealized appreciation (depreciation) of investments	(474,039)	259,995	(47,987,310)	15,390,387	(44,545,389)	13,062,344

Net increase (decrease) in net assets resulting from operations	50,572	422,237	(30,758,463)	40,776,476	(33,250,472)	49,553,173

From Contractowners Transactions:
Payments received from contractowners	658,177	346,929	13,602,141	10,048,595	7,510,684	7,160,571
Transfers between Variable Investment Options including guaranteed interest account, net	1,445,033	(189,185)	(3,686,178)	9,697,118	(5,376,453)	(4,647,597)
Redemptions for contract benefits and terminations	(196,026)	(25,932)	(3,652,256)	(4,684,199)	(5,442,859)	(7,269,986)
Contract maintenance charges	(75,987)	(38,335)	(7,415,704)	(6,802,991)	(7,385,181)	(7,259,882)

Net increase (decrease) in net assets resulting from contractowners transactions	1,831,197	93,477	(1,151,997)	8,258,523	(10,693,809)	(12,016,894)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,526	1,023	(759)	2,567	47	904

Net Increase (Decrease) in Net Assets	1,884,295	516,737	(31,911,219)	49,037,566	(43,944,234)	37,537,183
Net Assets — Beginning of Year or Period	3,402,051	2,885,314	222,711,541	173,673,975	226,633,391	189,096,208

Net Assets — End of Year or Period	$5,286,346	$3,402,051	$190,800,322	$222,711,541	$182,689,157	$226,633,391

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-88

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$5,695,287	$18,339,119	$1,226,376	$3,077,272	$4,234,053	$17,582,423
Net realized gain (loss)	49,513,971	59,115,286	11,438,239	12,422,089	43,469,813	45,448,081
Net change in unrealized appreciation (depreciation) of investments	(192,475,478)	(10,140,707)	(38,292,605)	1,172,362	(139,387,762)	(2,309,997)

Net increase (decrease) in net assets resulting from operations	(137,266,220)	67,313,698	(25,627,990)	16,671,723	(91,683,896)	60,720,507

From Contractowners Transactions:
Payments received from contractowners	43,460,396	45,078,979	11,795,888	14,019,053	29,107,681	27,722,221
Transfers between Variable Investment Options including guaranteed interest account, net	(21,492,611)	(23,461,730)	(4,521,320)	(3,663,077)	(14,052,210)	(1,572,857)
Redemptions for contract benefits and terminations	(19,801,835)	(26,822,625)	(5,438,909)	(4,322,409)	(12,814,296)	(18,636,959)
Contract maintenance charges	(50,641,869)	(49,888,660)	(6,012,198)	(6,614,806)	(17,379,327)	(16,672,654)

Net increase (decrease) in net assets resulting from contractowners transactions	(48,475,919)	(55,094,036)	(4,176,539)	(581,239)	(15,138,152)	(9,160,249)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(11,335)	15,303	—	—	(1,058)	2,953

Net Increase (Decrease) in Net Assets	(185,753,474)	12,234,965	(29,804,529)	16,090,484	(106,823,106)	51,563,211
Net Assets — Beginning of Year or Period	878,046,616	865,811,651	156,950,349	140,859,865	540,046,866	488,483,655

Net Assets — End of Year or Period	$692,293,142	$878,046,616	$127,145,820	$156,950,349	$433,223,760	$540,046,866

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-89

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,690,279	$(825,625)	$(52,953)	$(110,571)	$50,563	$15,586
Net realized gain (loss)	8,552	401,267	(11,487,621)	28,449,141	(29,658)	4,834
Net change in unrealized appreciation (depreciation) of investments	(8,378)	(4,425)	(7,563,920)	(27,827,157)	(79,272)	(15,269)

Net increase (decrease) in net assets resulting from operations	1,690,453	(428,783)	(19,104,494)	511,413	(58,367)	5,151

From Contractowners Transactions:
Payments received from contractowners	95,930,746	92,513,405	2,593,488	3,115,386	265,466	98,081
Transfers between Variable Investment Options including guaranteed interest account, net	118,606,148	77,396,662	(2,002,260)	3,402,839	134,975	52,586
Redemptions for contract benefits and terminations	(109,186,855)	(155,815,317)	(541,714)	(1,048,464)	(37)	—
Contract maintenance charges	(14,929,472)	(14,601,132)	(1,034,719)	(1,062,100)	(34,445)	(13,415)

Net increase (decrease) in net assets resulting from contractowners transactions	90,420,567	(506,382)	(985,205)	4,407,661	365,959	137,252

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	58,039	(100,259)	1,103	1,831	530	141

Net Increase (Decrease) in Net Assets	92,169,059	(1,035,424)	(20,088,596)	4,920,905	308,122	142,544
Net Assets — Beginning of Year or Period	163,212,668	164,248,092	44,107,799	39,186,894	170,091	27,547

Net Assets — End of Year or Period	$255,381,727	$163,212,668	$24,019,203	$44,107,799	$478,213	$170,091

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-90

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$2,075,895	$1,233,175	$2,219,274	$1,247,643	$373,866	$66,654
Net realized gain (loss)	(680,430)	1,552,590	(1,148,957)	1,593,333	(130,567)	(8,782)
Net change in unrealized appreciation (depreciation) of investments	(5,728,629)	(1,207,608)	(12,818,607)	(4,292,624)	(539,026)	(292,360)

Net increase (decrease) in net assets resulting from operations	(4,333,164)	1,578,157	(11,748,290)	(1,451,648)	(295,727)	(234,488)

From Contractowners Transactions:
Payments received from contractowners	2,496,869	2,344,561	5,339,120	5,842,164	1,984,843	2,193,825
Transfers between Variable Investment Options including guaranteed interest account, net	1,680,958	3,320,461	(1,811,807)	(4,129,234)	(471,630)	3,364,165
Redemptions for contract benefits and terminations	(683,501)	(1,227,879)	(1,399,874)	(3,778,467)	(1,634,724)	(1,369,109)
Contract maintenance charges	(1,162,307)	(1,081,640)	(3,006,879)	(2,857,012)	(1,572,481)	(1,533,419)

Net increase (decrease) in net assets resulting from contractowners transactions	2,332,019	3,355,503	(879,440)	(4,922,549)	(1,693,992)	2,655,462

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	102	(834)	3,580	4,224	328	432

Net Increase (Decrease) in Net Assets	(2,001,043)	4,932,826	(12,624,150)	(6,369,973)	(1,989,391)	2,421,406
Net Assets — Beginning of Year or Period	36,021,623	31,088,797	82,558,236	88,928,209	34,594,067	32,172,661

Net Assets — End of Year or Period	$34,020,580	$36,021,623	$69,934,086	$82,558,236	$32,604,676	$34,594,067

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-91

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$97,620	$159,313	$1,000,301	$721,041	$(373,765)	$(531,073)
Net realized gain (loss)	(441,955)	212,258	4,306,466	20,304,486	8,043,876	35,810,893
Net change in unrealized appreciation (depreciation) of investments	(4,004,430)	(1,464,555)	(36,660,168)	(2,084,787)	(95,989,872)	(7,929,565)

Net increase (decrease) in net assets resulting from operations	(4,348,765)	(1,092,984)	(31,353,401)	18,940,740	(88,319,761)	27,350,255

From Contractowners Transactions:
Payments received from contractowners	2,822,322	2,854,950	9,852,530	7,251,791	14,643,801	18,738,155
Transfers between Variable Investment Options including guaranteed interest account, net	(1,817,210)	(439,045)	(680,878)	6,670,889	(2,915,220)	(10,309,628)
Redemptions for contract benefits and terminations	(1,193,627)	(1,736,131)	(2,041,285)	(2,707,163)	(3,256,719)	(7,139,547)
Contract maintenance charges	(2,446,863)	(2,488,633)	(3,254,366)	(3,077,142)	(4,816,273)	(4,716,281)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,635,378)	(1,808,859)	3,876,001	8,138,375	3,655,589	(3,427,301)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(111)	112	(403)	404	1,417	(186)

Net Increase (Decrease) in Net Assets	(6,984,254)	(2,901,731)	(27,477,803)	27,079,519	(84,662,755)	23,922,768
Net Assets — Beginning of Year or Period	41,889,317	44,791,048	156,286,632	129,207,113	226,907,606	202,984,838

Net Assets — End of Year or Period	$34,905,063	$41,889,317	$128,808,829	$156,286,632	$142,244,851	$226,907,606

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$—	$—	$1,604,473	$916,637	$1,007,200	$444,803
Net realized gain (loss)	220,135	1,353,898	7,921,004	51,245,322	1,399,780	(1,969,649)
Net change in unrealized appreciation (depreciation) of investments	(2,101,752)	(225,843)	(47,390,145)	(800,356)	2,534,584	5,408,913

Net increase (decrease) in net assets resulting from operations	(1,881,617)	1,128,055	(37,864,668)	51,361,603	4,941,564	3,884,067

From Contractowners Transactions:
Payments received from contractowners	3,739,827	2,531,908	9,071,090	9,561,186	5,422,909	1,254,225
Transfers between Variable Investment Options including guaranteed interest account, net	(892,874)	120,177	(11,512,587)	(5,609,790)	2,555,385	903,398
Redemptions for contract benefits and terminations	(199,086)	(75,966)	(4,694,556)	(6,763,157)	(682,734)	(469,085)
Contract maintenance charges	(372,878)	(257,582)	(6,923,423)	(6,749,377)	(602,462)	(454,142)

Net increase (decrease) in net assets resulting from contractowners transactions	2,274,989	2,318,537	(14,059,476)	(9,561,138)	6,693,098	1,234,396

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,316	5,928	(454)	1,867	(283)	281

Net Increase (Decrease) in Net Assets	397,688	3,452,520	(51,924,598)	41,802,332	11,634,379	5,118,744
Net Assets — Beginning of Year or Period	14,302,706	10,850,186	250,808,571	209,006,239	15,220,714	10,101,970

Net Assets — End of Year or Period	$14,700,394	$14,302,706	$198,883,973	$250,808,571	$26,855,093	$15,220,714

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-93

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP EQUITY- INCOME PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$273,209	$89,094	$28,827	$18,294	$120,130	$83,057
Net realized gain (loss)	442,691	1,409,238	81,000	53,894	325,868	633,663
Net change in unrealized appreciation (depreciation) of investments	(2,826,268)	32,834	(379,591)	120,332	(624,145)	268,222

Net increase (decrease) in net assets resulting from operations	(2,110,368)	1,531,166	(269,764)	192,520	(178,147)	984,942

From Contractowners Transactions:
Payments received from contractowners	2,034,167	1,324,410	233,227	168,288	443,362	811,663
Transfers between Variable Investment Options including guaranteed interest account, net	684,668	306,764	189,194	(77,229)	1,344,804	754,699
Redemptions for contract benefits and terminations	(943,449)	(283,190)	—	(1,588)	(103,101)	(12,875)
Contract maintenance charges	(887,903)	(873,070)	(79,717)	(50,772)	(112,364)	(83,457)

Net increase (decrease) in net assets resulting from contractowners transactions	887,483	474,914	342,704	38,699	1,572,701	1,470,030

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	781	331	(454)	3,379	(736)	738

Net Increase (Decrease) in Net Assets	(1,222,104)	2,006,411	72,486	234,598	1,393,818	2,455,710
Net Assets — Beginning of Year or Period	16,774,837	14,768,426	1,565,307	1,330,709	5,430,770	2,975,060

Net Assets — End of Year or Period	$15,552,733	$16,774,837	$1,637,793	$1,565,307	$6,824,588	$5,430,770

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-94

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP HIGH INCOME PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$22,078	$188	$321,823	$383,907	$157,372	$174,823
Net realized gain (loss)	—	(1)	833,443	1,381,060	(62,850)	(10,735)
Net change in unrealized appreciation (depreciation) of investments	—	—	(2,234,080)	1,872,839	(491,250)	(41,819)

Net increase (decrease) in net assets resulting from operations	22,078	187	(1,078,814)	3,637,806	(396,728)	122,269

From Contractowners Transactions:
Payments received from contractowners	364,363	111,969	3,857,420	1,869,447	153,325	221,451
Transfers between Variable Investment Options including guaranteed interest account, net	(316,165)	204,800	2,127,902	2,072,119	(34,312)	388,708
Redemptions for contract benefits and terminations	(223,609)	(214,862)	(302,728)	(326,980)	(43,460)	(36,018)
Contract maintenance charges	(38,369)	(32,913)	(699,783)	(463,889)	(54,644)	(48,884)

Net increase (decrease) in net assets resulting from contractowners transactions	(213,780)	68,994	4,982,811	3,150,697	20,909	525,257

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	563	590	8,525	2,137	591	347

Net Increase (Decrease) in Net Assets	(191,139)	69,771	3,912,522	6,790,640	(375,228)	647,873
Net Assets — Beginning of Year or Period	2,269,316	2,199,545	20,282,016	13,491,376	3,420,252	2,772,379

Net Assets — End of Year or Period	$2,078,177	$2,269,316	$24,194,538	$20,282,016	$3,045,024	$3,420,252

The accompanying notes are an integral part of these financial statements.

FSA-95

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP VALUE PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$432,865	$564,888	$50,800	$102,183	$45,925	$34,612
Net realized gain (loss)	186,401	3,301,022	2,545,848	9,825,974	160,128	331,989
Net change in unrealized appreciation (depreciation) of investments	(3,675,571)	(4,026,002)	(10,192,972)	(149,327)	(328,236)	90,298

Net increase (decrease) in net assets resulting from operations	(3,056,305)	(160,092)	(7,596,324)	9,778,830	(122,183)	456,899

From Contractowners Transactions:
Payments received from contractowners	1,538,850	2,626,853	3,650,499	3,673,664	1,494,438	654,086
Transfers between Variable Investment Options including guaranteed interest account, net	(1,861,489)	(34,499,297)	(3,958,342)	(813,359)	163,360	212,894
Redemptions for contract benefits and terminations	(897,605)	(1,150,744)	(1,466,965)	(1,227,264)	(129,414)	(31,589)
Contract maintenance charges	(477,747)	(493,923)	(1,091,633)	(1,001,004)	(175,155)	(54,470)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,697,991)	(33,517,111)	(2,866,441)	632,037	1,353,229	780,921

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,130	666	401	963	(9,461)	10,434

Net Increase (Decrease) in Net Assets	(4,753,166)	(33,676,537)	(10,462,364)	10,411,830	1,221,585	1,248,254
Net Assets — Beginning of Year or Period	24,112,255	57,788,792	49,673,723	39,261,893	2,619,263	1,371,009

Net Assets — End of Year or Period	$19,359,089	$24,112,255	$39,211,359	$49,673,723	$3,840,848	$2,619,263

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$8,920	$9,315	$184,835	$170,091	$226,718	$363,030
Net realized gain (loss)	55,939	85,522	3,845,731	1,258,687	2,339,724	532,581
Net change in unrealized appreciation (depreciation) of investments	(136,057)	31,241	(6,537,709)	2,828,014	(3,396,769)	2,138,737

Net increase (decrease) in net assets resulting from operations	(71,198)	126,078	(2,507,143)	4,256,792	(830,327)	3,034,348

From Contractowners Transactions:
Payments received from contractowners	68,529	457,124	2,451,504	2,329,108	1,492,580	1,954,268
Transfers between Variable Investment Options including guaranteed interest account, net	188,865	30,314	1,505,748	1,359,693	(5,874,697)	1,248,467
Redemptions for contract benefits and terminations	(16,516)	(42,352)	(245,590)	(660,918)	(377,116)	(2,501,976)
Contract maintenance charges	(23,915)	(11,735)	(545,415)	(467,610)	(332,188)	(308,958)

Net increase (decrease) in net assets resulting from contractowners transactions	216,963	433,351	3,166,247	2,560,273	(5,091,421)	391,801

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(102)	100	1,048	1,168	987	1,513

Net Increase (Decrease) in Net Assets	145,663	559,529	660,152	6,818,233	(5,920,761)	3,427,662
Net Assets — Beginning of Year or Period	847,236	287,707	22,926,068	16,107,835	19,814,286	16,386,624

Net Assets — End of Year or Period	$992,899	$847,236	$23,586,220	$22,926,068	$13,893,525	$19,814,286

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO(c)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(4,031)	$2,717	$(9,723)	$(12,603)	$8,769	$18
Net realized gain (loss)	695,150	(66,988)	1,489,856	964,673	(9,674)	33
Net change in unrealized appreciation (depreciation) of investments	(1,389,586)	946,296	(3,544,575)	622,085	(53,549)	202

Net increase (decrease) in net assets resulting from operations	(698,467)	882,025	(2,064,442)	1,574,155	(54,454)	253

From Contractowners Transactions:
Payments received from contractowners	200,927	248,403	429,768	546,906	722,329	6,906
Transfers between Variable Investment Options including guaranteed interest account, net	(547,455)	82,461	(779,638)	809,283	354,999	203
Redemptions for contract benefits and terminations	(126,629)	(216,435)	(144,921)	(189,167)	(8)	—
Contract maintenance charges	(82,459)	(83,758)	(195,234)	(192,498)	(51,174)	(377)

Net increase (decrease) in net assets resulting from contractowners transactions	(555,616)	30,671	(690,025)	974,524	1,026,146	6,732

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	81	39	—	101	910	38

Net Increase (Decrease) in Net Assets	(1,254,002)	912,735	(2,754,467)	2,548,780	972,602	7,023
Net Assets — Beginning of Year or Period	4,704,773	3,792,038	10,218,291	7,669,511	7,023	—

Net Assets — End of Year or Period	$3,450,771	$4,704,773	$7,463,824	$10,218,291	$979,625	$7,023

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on June 4, 2021.

FSA-98

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$73,196	$26,380	$7,699	$9,922	$(28,811)	$(23,072)
Net realized gain (loss)	(33,580)	18,190	792,852	327,278	1,702,897	2,448,016
Net change in unrealized appreciation (depreciation) of investments	(185,071)	(33,340)	(1,770,875)	746,868	(4,444,901)	180,689

Net increase (decrease) in net assets resulting from operations	(145,455)	11,230	(970,324)	1,084,068	(2,770,815)	2,605,633

From Contractowners Transactions:
Payments received from contractowners	809,413	686,448	190,245	186,540	560,988	662,998
Transfers between Variable Investment Options including guaranteed interest account, net	120,645	18,090	(1,178,149)	913,743	(890,815)	(806,940)
Redemptions for contract benefits and terminations	(2,880)	(264)	(88,035)	(100,577)	(568,309)	(226,555)
Contract maintenance charges	(115,781)	(51,723)	(108,396)	(107,792)	(237,838)	(243,399)

Net increase (decrease) in net assets resulting from contractowners transactions	811,397	652,551	(1,184,335)	891,914	(1,135,974)	(613,896)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,723	3,918	—	—	—	—

Net Increase (Decrease) in Net Assets	667,665	667,699	(2,154,659)	1,975,982	(3,906,789)	1,991,737
Net Assets — Beginning of Year or Period	907,404	239,705	6,188,296	4,212,314	14,080,637	12,088,900

Net Assets — End of Year or Period	$1,575,069	$907,404	$4,033,637	$6,188,296	$10,173,848	$14,080,637

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$(3,050,722)	$(3,811,846)	$1,190,304	$786,256	$(739,694)	$(954,388)
Net realized gain (loss)	86,079,066	160,872,828	(1,176,816)	76,021	20,415,960	57,024,458
Net change in unrealized appreciation (depreciation) of investments	(329,036,468)	(26,642,319)	(8,192,362)	(1,924,863)	(126,675,263)	(7,941,062)

Net increase (decrease) in net assets resulting from operations	(246,008,124)	130,418,663	(8,178,874)	(1,062,586)	(106,998,997)	48,129,008

From Contractowners Transactions:
Payments received from contractowners	17,529,969	17,872,336	2,768,918	3,341,920	10,803,489	13,333,168
Transfers between Variable Investment Options including guaranteed interest account, net	(10,674,224)	(16,530,789)	(3,966,161)	1,710,528	(3,147,200)	(9,220,815)
Redemptions for contract benefits and terminations	(14,931,987)	(20,170,814)	(1,195,854)	(1,283,143)	(3,647,299)	(9,348,309)
Contract maintenance charges	(19,815,833)	(19,471,321)	(2,863,606)	(2,846,453)	(5,154,638)	(4,933,917)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,892,075)	(38,300,588)	(5,256,703)	922,852	(1,145,648)	(10,169,873)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(345)	2,398	(410)	409	2,955	1,697

Net Increase (Decrease) in Net Assets	(273,900,544)	92,120,473	(13,435,987)	(139,325)	(108,141,690)	37,960,832
Net Assets — Beginning of Year or Period	765,920,365	673,799,892	64,608,218	64,747,543	284,116,929	246,156,097

Net Assets — End of Year or Period	$492,019,821	$765,920,365	$51,172,231	$64,608,218	$175,975,239	$284,116,929

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-100

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(h)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$—	$—	$4,655,882	$627,781	$—
Net realized gain (loss)	397,138	177,054	787,492	(257,997)	(2)
Net change in unrealized appreciation (depreciation) of investments	337,089	270,723	(4,595,771)	3,783,330	(203)

Net increase (decrease) in net assets resulting from operations	734,227	447,777	847,603	4,153,114	(205)

From Contractowners Transactions:
Payments received from contractowners	390,307	248,918	1,949,024	966,341	21,582
Transfers between Variable Investment Options including guaranteed interest account, net	1,415,976	635,964	2,391,692	833,689	—
Redemptions for contract benefits and terminations	(185,261)	(53,017)	(535,506)	(455,172)	—
Contract maintenance charges	(53,171)	(31,532)	(545,803)	(385,155)	(204)

Net increase (decrease) in net assets resulting from contractowners transactions	1,567,851	800,333	3,259,407	959,703	21,378

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	597	269	1,118	(9)	—

Net Increase (Decrease) in Net Assets	2,302,675	1,248,379	4,108,128	5,112,808	21,173
Net Assets — Beginning of Year or Period	2,855,302	1,606,923	17,435,688	12,322,880	—

Net Assets — End of Year or Period	$5,157,977	$2,855,302	$21,543,816	$17,435,688	$21,173

The accompanying notes are an integral part of these financial statements.

(h)	Units were made available on November 14, 2022.

FSA-101

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	T. ROWE PRICE EQUITY INCOME PORTFOLIO		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO(h)	TARGET 2015 ALLOCATION*
	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$328,282	$246,739	$—	$17,626	$22,397
Net realized gain (loss)	1,268,653	1,803,367	12	(15,095)	314,360
Net change in unrealized appreciation (depreciation) of investments	(2,498,304)	2,363,645	(23)	(169,245)	(179,831)

Net increase (decrease) in net assets resulting from operations	(901,369)	4,413,751	(11)	(166,714)	156,926

From Contractowners Transactions:
Payments received from contractowners	1,634,623	1,327,262	396	28,249	70,649
Transfers between Variable Investment Options including guaranteed interest account, net	(375,623)	1,099,778	4	(303,394)	(615,710)
Redemptions for contract benefits and terminations	(162,517)	(536,690)	—	—	(1,135,273)
Contract maintenance charges	(681,160)	(595,954)	(36)	(10,567)	(23,985)

Net increase (decrease) in net assets resulting from contractowners transactions	415,323	1,294,396	364	(285,712)	(1,704,319)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,116	(1,042)	—	—	—

Net Increase (Decrease) in Net Assets	(481,930)	5,707,105	353	(452,426)	(1,547,393)
Net Assets — Beginning of Year or Period	22,898,416	17,191,311	—	1,259,481	2,806,874

Net Assets — End of Year or Period	$22,416,486	$22,898,416	$353	$807,055	$1,259,481

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(h)	Units were made available on November 14, 2022.

FSA-102

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$116,886	$162,653	$119,508	$152,241	$91,471	$127,669
Net realized gain (loss)	598,878	2,175,880	425,343	1,485,779	407,924	525,697
Net change in unrealized appreciation (depreciation) of investments	(2,299,658)	(778,310)	(2,134,695)	(196,442)	(1,846,536)	338,170

Net increase (decrease) in net assets resulting from operations	(1,583,894)	1,560,223	(1,589,844)	1,441,578	(1,347,141)	991,536

From Contractowners Transactions:
Payments received from contractowners	513,990	544,689	816,295	640,418	845,507	708,472
Transfers between Variable Investment Options including guaranteed interest account, net	(1,732,310)	(6,298,200)	694,863	(3,036,162)	596,878	(124,351)
Redemptions for contract benefits and terminations	(243,961)	(430,936)	(110,594)	(118,975)	(184,842)	(54,424)
Contract maintenance charges	(248,763)	(228,550)	(212,087)	(212,132)	(193,272)	(181,710)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,711,044)	(6,412,997)	1,188,477	(2,726,851)	1,064,271	347,987

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	(94)	84	(136)	137

Net Increase (Decrease) in Net Assets	(3,294,938)	(4,852,774)	(401,461)	(1,285,189)	(283,006)	1,339,660
Net Assets — Beginning of Year or Period	11,209,927	16,062,701	9,388,481	10,673,670	7,374,187	6,034,527

Net Assets — End of Year or Period	$7,914,989	$11,209,927	$8,987,020	$9,388,481	$7,091,181	$7,374,187

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-103

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$53,194	$99,147	$436,260	$170,413	$(59,239)	$(67,335)
Net realized gain (loss)	267,958	308,271	1,191,377	1,764,098	(1,765,196)	(1,826,016)
Net change in unrealized appreciation (depreciation) of investments	(1,308,787)	308,247	(6,467,495)	(3,399,689)	(390,635)	(418,590)

Net increase (decrease) in net assets resulting from operations	(987,635)	715,665	(4,839,858)	(1,465,178)	(2,215,070)	(2,311,941)

From Contractowners Transactions:
Payments received from contractowners	684,688	896,726	1,548,663	1,757,780	3,218,475	3,598,359
Transfers between Variable Investment Options including guaranteed interest account, net	206,407	285,316	(13,266)	744,883	(2,048,016)	3,103,715
Redemptions for contract benefits and terminations	(163,787)	(52,909)	(298,978)	(674,250)	(1,158,871)	(1,685,637)
Contract maintenance charges	(149,676)	(128,694)	(598,327)	(592,864)	(1,558,431)	(1,642,173)

Net increase (decrease) in net assets resulting from contractowners transactions	577,632	1,000,439	638,092	1,235,549	(1,546,843)	3,374,264

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	1,242	427	2,213	721

Net Increase (Decrease) in Net Assets	(410,003)	1,716,104	(4,200,524)	(229,202)	(3,759,700)	1,063,044
Net Assets — Beginning of Year or Period	5,365,344	3,649,240	22,005,259	22,234,461	43,888,893	42,825,849

Net Assets — End of Year or Period	$4,955,341	$5,365,344	$17,804,735	$22,005,259	$40,129,193	$43,888,893

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-104

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	VANECK VIP GLOBAL RESOURCES FUND		VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2022	2021	2022	2021
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$255,629	$24,464	$130,546	$126,931
Net realized gain (loss)	1,188,789	963,056	1,382,928	1,411,234
Net change in unrealized appreciation (depreciation) of investments	(612,683)	1,406,686	(5,322,331)	3,038,342

Net increase (decrease) in net assets resulting from operations	831,735	2,394,206	(3,808,857)	4,576,507

From Contractowners Transactions:
Payments received from contractowners	1,297,841	1,008,250	465,669	489,904
Transfers between Variable Investment Options including guaranteed interest account, net	903,497	(598,497)	(1,006,747)	(614,891)
Redemptions for contract benefits and terminations	(497,460)	(678,164)	(129,621)	(98,083)
Contract maintenance charges	(448,768)	(400,630)	(495,326)	(454,290)

Net increase (decrease) in net assets resulting from contractowners transactions	1,255,110	(669,041)	(1,166,025)	(677,360)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,372	(227)	—	—

Net Increase (Decrease) in Net Assets	2,088,217	1,724,938	(4,974,882)	3,899,147
Net Assets — Beginning of Year or Period	15,009,818	13,284,880	20,740,247	16,841,100

Net Assets — End of Year or Period	$17,098,035	$15,009,818	$15,765,365	$20,740,247

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years or periods ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	71	(33)	38	46	(26)	20

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	95	(19)	76	66	(30)	36

1290 VT EQUITY INCOME	IA	4	(3)	1	7	(9)	(2)
1290 VT EQUITY INCOME	IB	12	(8)	4	7	(9)	(2)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	11	(17)	(6)	25	(6)	19
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	23	(21)	2	26	(19)	7

1290 VT GAMCO SMALL COMPANY VALUE	IA	41	(71)	(30)	133	(96)	37
1290 VT GAMCO SMALL COMPANY VALUE	IB	99	(66)	33	73	(59)	14

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	9	(2)	7	1	—	1

1290 VT NATURAL RESOURCES	IB	65	(35)	30	30	(19)	11

1290 VT REAL ESTATE	IB	23	(6)	17	17	(11)	6

1290 VT SMALL CAP VALUE	IB	41	(41)	—	56	(33)	23

1290 VT SMARTBETA EQUITY ESG	IB	131	(33)	98	54	(69)	(15)

1290 VT SOCIALLY RESPONSIBLE	IA	—	—	—	1	(1)	—
1290 VT SOCIALLY RESPONSIBLE	IB	26	(11)	15	27	(4)	23

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	—	—	—	—	—	—

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	2	(1)	1	—	—	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	2	(2)	—	—	—	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	227	(23)	204	32	(1)	31

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	94	(57)	37	132	(48)	84

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	344	(173)	171	377	(136)	241

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	108	(93)	15	250	(181)	69

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	46	(31)	15	48	(14)	34

DELAWARE IVY VIP HIGH INCOME	CLASS II	239	(202)	37	290	(155)	135

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/400 MANAGED VOLATILITY	IB	1	(3)	(2)	8	(6)	2
EQ/500 MANAGED VOLATILITY	IB	11	(9)	2	7	(10)	(3)

EQ/2000 MANAGED VOLATILITY	IB	2	(2)	—	5	(3)	2

EQ/AB SMALL CAP GROWTH	IA	67	(56)	11	52	(51)	1
EQ/AB SMALL CAP GROWTH	IB	188	(52)	136	75	(29)	46

EQ/AB SUSTAINABLE US THEMATIC	IB	1	(1)	—	—	—	—

EQ/AGGRESSIVE ALLOCATION	A	38	(33)	5	51	(40)	11
EQ/AGGRESSIVE ALLOCATION	B	306	(91)	215	134	(64)	70

EQ/ALL ASSET GROWTH ALLOCATION	IB	28	(41)	(13)	44	(33)	11

EQ/AMERICAN CENTURY MID CAP VALUE	IB	214	(113)	101	191	(139)	52

EQ/BALANCED STRATEGY	IB	11	(23)	(12)	15	(18)	(3)

EQ/CAPITAL GROUP RESEARCH	IA	45	(7)	38	72	(67)	5
EQ/CAPITAL GROUP RESEARCH	IB	9	(23)	(14)	22	(38)	(16)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IA	6	(7)	(1)	7	(12)	(5)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	34	(26)	8	44	(25)	19

EQ/COMMON STOCK INDEX	IA	93	(147)	(54)	51	(98)	(47)
EQ/COMMON STOCK INDEX	IB	409	(122)	287	256	(93)	163

EQ/CONSERVATIVE ALLOCATION	A	18	(33)	(15)	29	(69)	(40)
EQ/CONSERVATIVE ALLOCATION	B	27	(12)	15	29	(17)	12

EQ/CONSERVATIVE GROWTH STRATEGY	IB	3	(4)	(1)	4	(4)	—

EQ/CONSERVATIVE STRATEGY	IB	7	(4)	3	2	(1)	1

EQ/CONSERVATIVE-PLUS ALLOCATION	A	41	(78)	(37)	57	(59)	(2)
EQ/CONSERVATIVE-PLUS ALLOCATION	B	48	(12)	36	57	(45)	12

EQ/CORE BOND INDEX	IA	10	(20)	(10)	25	(29)	(4)
EQ/CORE BOND INDEX	IB	250	(100)	150	270	(106)	164

EQ/CORE PLUS BOND	A	71	(64)	7	139	(33)	106
EQ/CORE PLUS BOND	B	237	(22)	215	85	(14)	71

EQ/EMERGING MARKETS EQUITY PLUS	IB	76	(31)	45	74	(30)	44

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/EQUITY 500 INDEX	IA	380	(281)	99	417	(592)	(175)
EQ/EQUITY 500 INDEX	IB	1,996	(443)	1,553	1,308	(485)	823

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	17	(25)	(8)	35	(39)	(4)

EQ/FRANKLIN RISING DIVIDENDS	IB	163	(39)	124	52	(27)	25

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	6	(9)	(3)	6	(11)	(5)
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	8	(19)	(11)	9	(23)	(14)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	65	(37)	28	46	(17)	29

EQ/GROWTH STRATEGY	IB	17	(16)	1	16	(16)	—

EQ/INTERMEDIATE GOVERNMENT BOND	IA	53	(69)	(16)	49	(37)	12
EQ/INTERMEDIATE GOVERNMENT BOND	IB	13	(13)	—	18	(13)	5

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	2	(2)	—	1	(3)	(2)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	24	(20)	4	11	(15)	(4)

EQ/INTERNATIONAL EQUITY INDEX	IA	91	(169)	(78)	157	(132)	25
EQ/INTERNATIONAL EQUITY INDEX	IB	560	(138)	422	441	(104)	337

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	6	(9)	(3)	9	(2)	7

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	17	(16)	1	28	(18)	10
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	21	(24)	(3)	18	(28)	(10)

EQ/INVESCO COMSTOCK	IA	37	(32)	5	29	(21)	8
EQ/INVESCO COMSTOCK	IB	55	(25)	30	19	(13)	6

EQ/INVESCO GLOBAL	IB	35	(11)	24	17	(2)	15

EQ/INVESCO GLOBAL REAL ASSETS	IB	121	(106)	15	199	(86)	113

EQ/JANUS ENTERPRISE	IA	4	(14)	(10)	5	(17)	(12)
EQ/JANUS ENTERPRISE	IB	79	(29)	50	63	(26)	37

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	119	(50)	69	92	(50)	42
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	265	(83)	182	157	(37)	120

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	9	(7)	2	3	(3)	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	23	(13)	10	11	(9)	2

EQ/LARGE CAP GROWTH INDEX	IA	16	(31)	(15)	25	(16)	9
EQ/LARGE CAP GROWTH INDEX	IB	254	(107)	147	179	(79)	100

The accompanying notes are an integral part of these financial statements.

FSA-108

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	6	(9)	(3)	6	(12)	(6)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	28	(28)	—	15	(39)	(24)

EQ/LARGE CAP VALUE INDEX	IA	13	(13)	—	33	(36)	(3)
EQ/LARGE CAP VALUE INDEX	IB	151	(61)	90	113	(50)	63

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41	(70)	(29)	32	(67)	(35)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5	(29)	(24)	7	(28)	(21)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	182	(177)	5	287	(241)	46

EQ/LOOMIS SAYLES GROWTH	IA	24	(22)	2	36	(44)	(8)
EQ/LOOMIS SAYLES GROWTH	IB	148	(39)	109	67	(21)	46

EQ/MFS INTERNATIONAL GROWTH	IB	801	(93)	708	136	(59)	77

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	321	(224)	97	313	(172)	141

EQ/MFS MID CAP FOCUSED GROWTH	IB	147	(67)	80	148	(69)	79

EQ/MFS TECHNOLOGY	IB	362	(247)	115	218	(182)	36

EQ/MFS UTILITIES SERIES	IB	92	(22)	70	22	(10)	12

EQ/MID CAP INDEX	IA	27	(34)	(7)	35	(31)	4
EQ/MID CAP INDEX	IB	372	(126)	246	285	(122)	163

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	15	(47)	(32)	45	(53)	(8)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	54	(45)	9	14	(12)	2

EQ/MODERATE ALLOCATION	A	81	(119)	(38)	106	(146)	(40)
EQ/MODERATE ALLOCATION	B	330	(173)	157	255	(212)	43

EQ/MODERATE GROWTH STRATEGY	IB	20	(39)	(19)	32	(35)	(3)

EQ/MODERATE-PLUS ALLOCATION	A	124	(177)	(53)	136	(145)	(9)
EQ/MODERATE-PLUS ALLOCATION	B	553	(169)	384	336	(91)	245

EQ/MONEY MARKET	IA	2,417	(1,909)	508	2,280	(2,471)	(191)
EQ/MONEY MARKET	IB	3,815	(3,573)	242	3,519	(3,245)	274

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	132	(83)	49	144	(102)	42

EQ/PIMCO GLOBAL REAL RETURN	IB	23	(7)	16	9	(1)	8

The accompanying notes are an integral part of these financial statements.

FSA-109

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/PIMCO REAL RETURN	IB	251	(239)	12	359	(211)	148

EQ/PIMCO TOTAL RETURN ESG	IB	213	(158)	55	306	(269)	37

EQ/PIMCO ULTRA SHORT BOND	IA	9	(28)	(19)	21	(18)	3
EQ/PIMCO ULTRA SHORT BOND	IB	72	(36)	36	57	(23)	34

EQ/QUALITY BOND PLUS	IA	40	(62)	(22)	69	(32)	37
EQ/QUALITY BOND PLUS	IB	8	(10)	(2)	11	(12)	(1)

EQ/SMALL COMPANY INDEX	IA	47	(37)	10	54	(32)	22
EQ/SMALL COMPANY INDEX	IB	301	(84)	217	216	(99)	117

EQ/T. ROWE PRICE GROWTH STOCK	IA	87	(79)	8	127	(121)	6
EQ/T. ROWE PRICE GROWTH STOCK	IB	410	(139)	271	281	(105)	176

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	154	(50)	104	105	(33)	72

EQ/VALUE EQUITY	IA	24	(30)	(6)	40	(37)	3
EQ/VALUE EQUITY	IB	55	(41)	14	35	(29)	6

EQ/WELLINGTON ENERGY	IB	979	(275)	704	271	(178)	93

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	70	(76)	(6)	37	(17)	20

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	40	(14)	26	9	(4)	5

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	20	(15)	5	48	(9)	39

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	79	(78)	1	67	(41)	26

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	244	(42)	202	84	(21)	63

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	8	(6)	2	12	(7)	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	121	(149)	(28)	198	(342)	(144)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	77	(61)	16	93	(63)	30

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	116	(34)	82	61	(10)	51

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	4	(1)	3	8	(1)	7

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	163	(57)	106	165	(114)	51

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	122	(271)	(149)	260	(261)	(1)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	3	(12)	(9)	14	(12)	2

The accompanying notes are an integral part of these financial statements.

FSA-110

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	14	(24)	(10)	28	(9)	19

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	49	(11)	38	1	(1)	—

LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	VC SHARES	88	(24)	64	69	(20)	49

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	2	(5)	(3)	4	(3)	1

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	6	(9)	(3)	6	(8)	(2)

MULTIMANAGER AGGRESSIVE EQUITY	IA	7	(34)	(27)	15	(26)	(11)
MULTIMANAGER AGGRESSIVE EQUITY	IB	90	(29)	61	43	(25)	18

MULTIMANAGER CORE BOND	IA	25	(31)	(6)	57	(48)	9
MULTIMANAGER CORE BOND	IB	18	(32)	(14)	29	(29)	—

MULTIMANAGER TECHNOLOGY	IA	40	(43)	(3)	45	(35)	10
MULTIMANAGER TECHNOLOGY	IB	148	(63)	85	104	(49)	55

NATURAL RESOURCES PORTFOLIO	CLASS II	95	(42)	53	44	(25)	19

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO ADVISOR CLASS		153	(100)	53	56	(38)	18

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	2	—	2	—	—	—

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	66	(18)	48	55	(15)	40

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	—	—	—	—	—	—

TARGET 2015 ALLOCATION	B	2	(5)	(3)	160	(216)	(56)

TARGET 2025 ALLOCATION	B	21	(29)	(8)	55	(90)	(35)

TARGET 2035 ALLOCATION	B	38	(13)	25	62	(152)	(90)

TARGET 2045 ALLOCATION	B	26	(26)	—	35	(18)	17

TARGET 2055 ALLOCATION	B	20	(14)	6	34	(18)	16

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	105	(46)	59	90	(36)	54

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	131	(110)	21	175	(119)	56

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	95	(79)	16	58	(61)	(3)

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	3	(6)	(3)	4	(5)	(1)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-111

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Account FP (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, VanEck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•     AB VPS Growth and Income Portfolio

•     AB VPS Small/Mid Cap Value Portfolio

•     AB VPS Sustainable Global Thematic Portfolio(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•     Invesco V.I. Diversified Dividend Fund

•     Invesco V.I. Main Street Mid Cap Fund

•     Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•     American Funds Insurance Series® Asset Allocation Fund

•     American Funds Insurance Series® Global Small Capitalization Fund

•     American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc.

•     BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•     1290 VT Convertible Securities

•     1290 VT DoubleLine Opportunistic Bond

•     1290 VT Equity Income

•     1290 VT GAMCO Mergers & Acquisitions

•     1290 VT GAMCO Small Company Value

•     1290 VT Multi-Alternative Strategies

•     1290 VT Natural Resources

•     1290 VT Real Estate

•     1290 VT Small Cap Value

•     1290 VT SmartBeta Equity ESG(2) (3)

•     1290 VT Socially Responsible

•     EQ/400 Managed Volatility

•     EQ/500 Managed Volatility

•     EQ/2000 Managed Volatility

•     EQ/AB Small Cap Growth(4)

•     EQ/AB Sustainable US Thematic

•     EQ/All Asset Growth Allocation

•     EQ/American Century Mid Cap Value

•     EQ/Balanced Strategy

•     EQ/Capital Group Research

•     EQ/ClearBridge Large Cap Growth ESG(5)

•     EQ/Common Stock Index

•     EQ/Conservative Growth Strategy

•     EQ/Conservative Strategy

•     EQ/Core Bond Index

•     EQ/Emerging Markets Equity Plus

•     EQ/Equity 500 Index

•     EQ/Fidelity Institutional AM® Large Cap

•     EQ/Franklin Rising Dividends(6)

•     EQ/Global Equity Managed Volatility

•     EQ/Goldman Sachs Mid Cap Value

•     EQ/Growth Strategy

•     EQ/Intermediate Government Bond

•     EQ/International Core Managed Volatility

•     EQ/International Equity Index

•     EQ/International Managed Volatility

•     EQ/International Value Managed Volatility

•     EQ/Invesco Comstock

•     EQ/Invesco Global

•     EQ/Invesco Global Real Assets

•     EQ/Janus Enterprise

•     EQ/JPMorgan Value Opportunities(7)

•     EQ/Large Cap Core Managed Volatility

•     EQ/Large Cap Growth Index

•     EQ/Large Cap Growth Managed Volatility

•     EQ/Large Cap Value Index

•     EQ/Large Cap Value Managed Volatility

•     EQ/Lazard Emerging Markets Equity

•     EQ/Loomis Sayles Growth

•     EQ/MFS International Growth

F-112

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•     EQ/MFS International Intrinsic Value

•     EQ/MFS Mid Cap Focused Growth

•     EQ/MFS Technology

•     EQ/MFS Utilities Series

•     EQ/Mid Cap Index

•     EQ/Mid Cap Value Managed Volatility

•     EQ/Moderate Growth Strategy

•     EQ/Money Market

•     EQ/Morgan Stanley Small Cap Growth

•     EQ/PIMCO Global Real Return

•     EQ/PIMCO Real Return

•     EQ/PIMCO Total Return ESG(8)

•     EQ/PIMCO Ultra Short Bond

•     EQ/Quality Bond Plus

•     EQ/Small Company Index

•     EQ/T. Rowe Price Growth Stock

•     EQ/T. Rowe Price Health Sciences

•     EQ/Value Equity

•     EQ/Wellington Energy

•     Equitable Conservative Growth MF/ETF(9)

•     Multimanager Aggressive Equity

•     Multimanager Core Bond

•     Multimanager Technology

EQ Premier VIP Trust*

•     EQ/Aggressive Allocation

•     EQ/Conservative Allocation

•     EQ/Conservative-Plus Allocation

•     EQ/Core Plus Bond

•     EQ/Moderate Allocation

•     EQ/Moderate-Plus Allocation

•     Target 2025 Allocation

•     Target 2035 Allocation

•     Target 2045 Allocation

•     Target 2055 Allocation

Fidelity® Variable Insurance Products

•     Fidelity® VIP Asset Manager: Growth Portfolio

•     Fidelity® VIP Equity-Income Portfolio

•     Fidelity® VIP Government Money Market Portfolio

•     Fidelity® VIP Growth & Income Portfolio

•     Fidelity® VIP High Income Portfolio

•     Fidelity® VIP Investment Grade Bond Portfolio

•     Fidelity® VIP Mid Cap Portfolio

•     Fidelity® VIP Value Portfolio

•     Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•     Franklin Small Cap Value Vip Fund

•     Templeton Developing Markets VIP Fund

•     Templeton Global Bond VIP Fund

Ivy Funds Variable Insurance Portfolios

•     Delaware IVY VIP High Income

Janus Aspen Series

•     Janus Henderson Balanced Portfolio

Legg Mason Partners Variable Equity Trust

•     ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•     Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•     MFS® Investors Trust Series

•     MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•     PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•     T. Rowe Price Blue Chip Growth Portfolio

•     T. Rowe Price Equity Income Portfolio

•     T. Rowe Price Mid-Cap Growth Portfolio

The Prudential Series Fund

•     Natural Resources Portfolio

VanEck VIP Trust

•     VanEck VIP Global Resources Fund

Vanguard Variable Insurance Fund

•     Vanguard Variable Insurance Fund—Equity Index Portfolio

(1)     Formerly known as AB VPS Global Thematic Growth Portfolio

(2)     Formerly known as 1290 VT SmartBeta Equity

(3)     On November 11, 2022, 1290 VT SmartBeta Equity ESG replaced Templeton Growth VIP Fund on certain product offered by Equitable Financial.

(4)     On November 11, 2022, EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth on certain product offered by Equitable Financial.

(5)     Formerly known as EQ/ClearBridge Large Cap Growth

(6)     On November 11, 2022, EQ/Franklin Rising Dividends replaced Delaware Ivy VIP Global Equity Income on certain product offered by Equitable Financial.

(7)     On November 11, 2022, EQ/JPMorgan Value Opportunities replaced Franklin Mutual Shares VIP Fund on certain product offered by Equitable Financial.

(8)     Formerly known as EQ/PIMCO Total Return

(9)     Formerly known as 1290 VT DoubleLine Dynamic Allocation

* An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-113

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM

•   Incentive Life COLI

•   Incentive Life COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

•   Equitable Advantage

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FSA-114

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-115

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$2,073,247	$1,056,713
1290 VT DoubleLine Opportunistic Bond	1,909,796	370,087
1290 VT Equity Income	4,975,777	2,795,796
1290 VT GAMCO Mergers & Acquisitions	2,522,041	3,550,710
1290 VT GAMCO Small Company Value	21,683,351	18,458,610
1290 VT Multi-Alternative Strategies	117,156	9,368
1290 VT Natural Resources	1,203,518	521,554
1290 VT Real Estate	341,618	69,605
1290 VT Small Cap Value	7,031,939	6,467,206
1290 VT SmartBeta Equity ESG	9,158,853	1,183,091
1290 VT Socially Responsible	1,409,319	1,427,389
AB VPS Growth and Income Portfolio	4,874	557
AB VPS Small/Mid Cap Value Portfolio	25,257	2,765
AB VPS Sustainable Global Thematic Portfolio	21,619	11,467
American Funds Insurance Series® Asset Allocation Fund	2,741,562	249,166
American Funds Insurance Series® Global Small Capitalization Fund	8,638,138	2,856,995
American Funds Insurance Series® New World Fund®	13,056,540	5,893,905
BlackRock Global Allocation V.I. Fund	2,749,589	3,120,701
ClearBridge Variable Mid Cap Portfolio	999,508	531,624
Delaware IVY VIP High Income	9,687,233	7,630,995
EQ/400 Managed Volatility	585,260	782,340
EQ/500 Managed Volatility	4,966,611	3,031,215
EQ/2000 Managed Volatility	733,045	609,635
EQ/AB Small Cap Growth	33,928,344	19,297,102
EQ/AB Sustainable US Thematic	13,242	10,120
EQ/Aggressive Allocation	36,185,888	12,957,537
EQ/All Asset Growth Allocation	5,784,266	3,679,979
EQ/American Century Mid Cap Value	22,384,723	13,258,753
EQ/Balanced Strategy	4,625,957	4,486,354

FSA-116

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Capital Group Research	$26,047,307	$13,881,140
EQ/ClearBridge Large Cap Growth ESG	19,518,185	8,334,261
EQ/Common Stock Index	151,678,964	143,271,462
EQ/Conservative Allocation	3,620,180	5,836,982
EQ/Conservative Growth Strategy	1,026,365	611,800
EQ/Conservative Strategy	1,204,442	574,033
EQ/Conservative-Plus Allocation	6,727,293	6,409,579
EQ/Core Bond Index	9,201,627	7,458,959
EQ/Core Plus Bond	8,269,649	11,066,563
EQ/Emerging Markets Equity Plus	1,118,724	342,508
EQ/Equity 500 Index	173,575,909	116,167,435
EQ/Fidelity Institutional AM® Large Cap	11,824,784	5,346,640
EQ/Franklin Rising Dividends	11,539,570	9,153,166
EQ/Global Equity Managed Volatility	7,815,689	9,966,266
EQ/Goldman Sachs Mid Cap Value	8,383,776	6,453,982
EQ/Growth Strategy	11,023,327	3,706,502
EQ/Intermediate Government Bond	4,945,619	6,629,183
EQ/International Core Managed Volatility	3,589,593	3,462,968
EQ/International Equity Index	31,034,509	30,101,768
EQ/International Managed Volatility	1,052,167	1,311,829
EQ/International Value Managed Volatility	6,407,407	6,910,393
EQ/Invesco Comstock	11,949,718	13,022,849
EQ/Invesco Global	647,606	141,744
EQ/Invesco Global Real Assets	7,413,814	6,795,861
EQ/Janus Enterprise	9,765,548	9,615,752
EQ/JPMorgan Value Opportunities	43,149,198	19,405,830
EQ/Large Cap Core Managed Volatility	6,582,048	3,940,829
EQ/Large Cap Growth Index	38,841,138	31,344,900
EQ/Large Cap Growth Managed Volatility	44,706,741	21,776,511
EQ/Large Cap Value Index	11,065,992	5,540,103
EQ/Large Cap Value Managed Volatility	25,446,182	30,121,686
EQ/Lazard Emerging Markets Equity	12,079,941	7,967,509
EQ/Loomis Sayles Growth	14,974,535	7,412,510
EQ/MFS International Growth	13,602,025	8,907,809
EQ/MFS International Intrinsic Value	18,340,098	13,227,003
EQ/MFS Mid Cap Focused Growth	7,565,445	5,591,760
EQ/MFS Technology	18,587,715	15,508,653
EQ/MFS Utilities Series	4,300,825	2,054,729
EQ/Mid Cap Index	32,718,006	19,969,524
EQ/Mid Cap Value Managed Volatility	11,335,964	16,191,619
EQ/Moderate Allocation	85,229,184	71,262,534
EQ/Moderate Growth Strategy	15,786,200	8,404,452
EQ/Moderate-Plus Allocation	74,785,438	38,664,624
EQ/Money Market	297,393,403	202,563,883
EQ/Morgan Stanley Small Cap Growth	8,463,399	9,285,311
EQ/PIMCO Global Real Return	569,277	152,224
EQ/PIMCO Real Return	15,783,369	11,373,982
EQ/PIMCO Total Return ESG	11,133,133	9,789,063
EQ/PIMCO Ultra Short Bond	5,643,095	6,933,079
EQ/Quality Bond Plus	4,291,074	6,567,729
EQ/Small Company Index	21,852,545	12,339,228
EQ/T. Rowe Price Growth Stock	26,198,444	18,435,032
EQ/T. Rowe Price Health Sciences	5,915,335	3,327,963
EQ/Value Equity	13,463,571	21,491,666

FSA-117

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
EQ/Wellington Energy	$18,241,433	$10,540,547
Equitable Conservative Growth MF/ETF	4,331,602	2,735,389
Fidelity® VIP Asset Manager: Growth Portfolio	729,368	266,871
Fidelity® VIP Equity-Income Portfolio	2,740,705	809,379
Fidelity® VIP Government Money Market Portfolio	1,826,196	2,017,302
Fidelity® VIP Growth & Income Portfolio	9,062,077	3,258,813
Fidelity® VIP High Income Portfolio	592,850	413,824
Fidelity® VIP Investment Grade Bond Portfolio	6,749,680	6,843,808
Fidelity® VIP Mid Cap Portfolio	7,718,180	7,740,400
Fidelity® VIP Value Portfolio	2,307,000	789,683
Fidelity® VIP Value Strategies Portfolio	339,048	68,119
Franklin Small Cap Value Vip Fund	12,184,284	4,577,511
Invesco V.I. Diversified Dividend Fund	5,395,333	8,544,280
Invesco V.I. Main Street Mid Cap Fund	1,120,295	861,097
Invesco V.I. Small Cap Equity Fund	3,421,764	2,516,442
Janus Henderson Balanced Portfolio	1,477,679	419,970
Lord Abbett Series Fund — Bond Debenture Portfolio	1,150,558	261,115
MFS® Investors Trust Series	1,101,045	1,728,838
MFS® Massachusetts Investors Growth Stock Portfolio	4,142,261	3,713,678
Multimanager Aggressive Equity	86,694,961	44,269,936
Multimanager Core Bond	5,469,816	9,535,602
Multimanager Technology	63,634,087	45,764,190
Natural Resources Portfolio	3,469,572	1,900,950
PIMCO CommodityRealReturn® Strategy Portfolio	17,987,955	10,071,718
T. Rowe Price Blue Chip Growth Portfolio	21,647	269
T. Rowe Price Equity Income Portfolio	5,538,318	3,626,091
T. Rowe Price Mid-Cap Growth Portfolio	412	36
Target 2015 Allocation	195,821	407,280
Target 2025 Allocation	2,462,079	3,440,394
Target 2035 Allocation	3,415,287	1,790,100
Target 2045 Allocation	2,803,083	1,378,899
Target 2055 Allocation	1,288,224	460,257
Templeton Developing Markets VIP Fund	5,035,140	2,616,791
Templeton Global Bond VIP Fund	4,444,980	6,048,803
VanEck VIP Global Resources Fund	8,925,773	7,414,009
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,189,570	2,439,201

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-118

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.35% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable US Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of Equitable Financial and are registered representatives of the agencies and affiliated broker-dealer. Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network.

Equitable Financial serves as the transfer agent for EQAT and VIP.

FSA-119

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganization

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index
	Class IB	Class IB
Shares	60,481	612,018
Net Asset Value	$4.90	$39.64
Net Assets Before Merger	$296,285	$23,966,543
Net Assets After Merger	$—	$24,262,828
Realized Loss	$(205,782)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond
Shares Class	Class IB
Shares	3,754,745
Net Asset Value	$8.72
Net Assets Before Merger	$32,754,371
Net Assets After Merger	$—
Realized Loss	$(6,417,844)

Shares Class		Class A
Shares		17,556,234
Net Asset Value		$3.42
Net Assets Before Merger		$49,705,763
Net Assets After Merger		$60,000,561

Shares Class		Class B
Shares		13,407,399
Net Asset Value		$3.41
Net Assets Before Merger		$23,196,148
Net Assets After Merger		$45,655,721

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Shares Class	Class IB	Class IB
Shares	1,014,365	14,353,199
Net Asset Value	$32.58	$6.99
Net Assets Before Merger	$33,050,915	$67,258,103
Net Assets After Merger	$—	$100,309,018
Realized Loss	$(6,432,680)

FSA-120

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganization (Concluded)

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	1290 VT Energy	1290 VT Natural Resources
Shares Class	Class IB	Class IB
Shares	10,802	12,335
Net Asset Value	$5.41	$7.46
Net Assets Before Merger	$58,488	$33,564
Net Assets After Merger	$—	$92,052
Realized Gain	$3,230

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond PLUS	EQ/Core Plus Bond
Shares Class	Class IA	Class A
Shares	866,417	14,896,699
Net Asset Value	$9.20	$4.23
Net Assets Before Merger	$7,971,193	$55,019,889
Net Assets After Merger	$—	$62,991,082
Unrealized Loss	$(70,837)

Shares Class	Class IB	Class B
Shares	1,148,215	6,748,227
Net Asset Value	$9.18	$4.21
Net Assets Before Merger	$10,539,368	$17,894,223
Net Assets After Merger	$—	$28,433,591
Unrealized Loss	$(61,049)

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies	(b)(d)	varies	(b)	varies	(b)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies	(b)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%

FSA-121

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks		Mortality		Administrative		Total
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer SM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%
COIL Institutional Series, Series 162	0.35	%(b)(p)(t)	—		—		0.35%
Equitable Advantage	0.40	%(b)(u)(v)	—		—		0.40%

(a)     Charged to daily net assets of the Account.

(b)     Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.

(c)     Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).

(d)     Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.

(e)     Policy years 1–8 0.85% (1.00% maximum) Policy years 9–10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

(f)     Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.

(g)     Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).

(h)     Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).

(i)     Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j)     Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k)     Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).

(l)     For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.

(m)    Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).

(n)     Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

(o)     Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).

(p)     For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.

(q)     Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).

(r)     Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).

(s)    Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

(t)     Policy years 1–10 0.35% (0.50% maximum) Policy years 11+ 0.15% (0.35% maximum).

(u)     For policies with MSO, there is an additional charge of 0.40% (1.60% maximum) of any policy account value allocated to each segment.

(v)     Policy years 1-8 0.40% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.05% (current) Policy years 11+ 0.50% (maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk

FSA-122

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

charges are lower than the guaranteed charges. The highest current charge is 1.21%. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options. The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

FSA-123

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

The COIL Institutional Series, Series 162, mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.15% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Equitable Advantage mortality and expense risk charge of 0.40% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer and COIL Institutional Series (including series 162) policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For Equitable Advantage policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, Equitable Financial deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series (including Series 162), Equitable Advantage and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

The COIL Institutional Series (including series 162), VUL Legacy, VUL Optimizer and VUL Survivorship and Equitable Advantage policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year (“Net Total Annual Portfolio Operating Expenses”) of each Variable Investment Option’s corresponding Portfolio. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio as shown in the annual Portfolio prospectuses. The Investment Expense Reduction will be calculated based upon which of these three ranges the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses. These ranges and formula amounts will not change while the policy remains in effect.

Contractowners’ accounts are assessed monthly by Equitable Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-124

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly	Low – $8 per month	Unit liquidation from account value

High – Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction

$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable

Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines

Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable	Unit liquidation from account value

High – $25 per transfer

FSA-125

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2022	Lowest contract charge 0.00% Class IB	$ 16.78	—	—	—	(20.92)%
	Highest contract charge 0.60% Class IB	$161.20	—	—	—	(21.40)%
	All contract charges	—	135	$4,151	1.36%	—
2021	Lowest contract charge 0.00% Class IB	$ 21.22	—	—	—	1.00%
	Highest contract charge 0.60% Class IB	$205.09	—	—	—	0.39%
	All contract charges	—	97	$4,053	10.50%	—
2020	Lowest contract charge 0.00% Class IB	$ 21.01	—	—	—	39.05%
	Highest contract charge 0.60% Class IB	$204.29	—	—	—	38.25%
	All contract charges	—	77	$4,567	1.68%	—
2019	Lowest contract charge 0.00% Class IB	$ 15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$ 12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—

1290 VT DoubleLine Opportunistic Bond
2022	Lowest contract charge 0.00% Class IB	$ 98.37	—	—	—	(13.39)%
	Highest contract charge 0.60% Class IB	$ 95.08	—	—	—	(13.91)%
	All contract charges	—	187	$4,043	3.71%	—
2021	Lowest contract charge 0.00% Class IB	$113.58	—	—	—	(0.44)%
	Highest contract charge 0.60% Class IB	$110.44	—	—	—	(1.04)%
	All contract charges	—	111	$3,088	2.22%	—
2020	Lowest contract charge 0.00% Class IB	$114.08	—	—	—	4.30%
	Highest contract charge 0.60% Class IB	$111.60	—	—	—	3.67%
	All contract charges	—	75	$2,830	2.42%	—
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—

1290 VT Equity Income
2022	Lowest contract charge 0.00% Class IA	$255.91	—	—	—	3.06%
	Highest contract charge 0.90% Class IA	$222.05	—	—	—	2.14%
	All contract charges	—	19	$4,431	1.86%	—
2021	Lowest contract charge 0.00% Class IA	$248.30	—	—	—	26.39%
	Highest contract charge 0.90% Class IA	$217.40	—	—	—	25.25%
	All contract charges	—	18	$4,154	1.50%	—
2020	Lowest contract charge 0.00% Class IA	$196.46	—	—	—	(4.53)%
	Highest contract charge 0.90% Class IA	$173.57	—	—	—	(5.40)%
	All contract charges	—	20	$3,670	2.00%	—

FSA-126

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—

1290 VT Equity Income
2022	Lowest contract charge 0.00% Class IB	$352.63	—	—	—	3.07%
	Highest contract charge 0.60% Class IB	$230.12	—	—	—	2.45%
	All contract charges	—	70	$21,182	1.86%	—
2021	Lowest contract charge 0.00% Class IB	$342.13	—	—	—	26.39%
	Highest contract charge 0.60% Class IB	$224.61	—	—	—	25.63%
	All contract charges	—	66	$20,325	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$270.70	—	—	—	(4.54)%
	Highest contract charge 0.60% Class IB	$178.79	—	—	—	(5.11)%
	All contract charges	—	68	$16,759	2.00%	—
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 0.00% Class IA	$159.16	—	—	—	(6.02)%
	Highest contract charge 0.00% Class IA	$159.16	—	—	—	(6.02)%
	All contract charges	—	65	$1,152	0.31%	—
2021	Lowest contract charge 0.00% Class IA	$169.36	—	—	—	11.38%
	Highest contract charge 0.00% Class IA	$169.36	—	—	—	11.38%
	All contract charges	—	71	$1,358	0.69%	—
2020	Lowest contract charge 0.00% Class IA	$152.05	—	—	—	(1.29)%
	Highest contract charge 0.00% Class IA	$152.05	—	—	—	(1.29)%
	All contract charges	—	52	$948	0.18%	—
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 0.00% Class IB	$204.20	—	—	—	(6.02)%
	Highest contract charge 0.90% Class IB	$142.06	—	—	—	(6.86)%
	All contract charges	—	97	$14,427	0.31%	—
2021	Lowest contract charge 0.00% Class IB	$217.29	—	—	—	11.39%
	Highest contract charge 0.90% Class IB	$152.53	—	—	—	10.38%
	All contract charges	—	95	$16,930	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$195.08	—	—	—	(1.30)%
	Highest contract charge 0.90% Class IB	$138.19	—	—	—	(2.18)%
	All contract charges	—	88	$14,473	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—

FSA-127

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value
2022	Lowest contract charge 0.00% Class IA	$319.31	—	—	—	(10.68)%
	Highest contract charge 0.00% Class IA	$319.31	—	—	—	(10.68)%
	All contract charges	—	306	$11,229	0.53%	—
2021	Lowest contract charge 0.00% Class IA	$357.48	—	—	—	25.14%
	Highest contract charge 0.00% Class IA	$357.48	—	—	—	25.14%
	All contract charges	—	336	$14,104	0.64%	—
2020	Lowest contract charge 0.00% Class IA	$285.67	—	—	—	9.51%
	Highest contract charge 0.00% Class IA	$285.67	—	—	—	9.51%
	All contract charges	—	299	$10,103	0.76%	—
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—

1290 VT GAMCO Small Company Value
2022	Lowest contract charge 0.00% Class IB	$561.57	—	—	—	(10.68)%
	Highest contract charge 0.90% Class IB	$318.27	—	—	—	(11.48)%
	All contract charges	—	535	$202,031	0.53%	—
2021	Lowest contract charge 0.00% Class IB	$628.70	—	—	—	25.14%
	Highest contract charge 0.90% Class IB	$359.55	—	—	—	24.01%
	All contract charges	—	502	$234,080	0.64%	—
2020	Lowest contract charge 0.00% Class IB	$502.41	—	—	—	9.51%
	Highest contract charge 0.90% Class IB	$289.94	—	—	—	8.53%
	All contract charges	—	488	$198,451	0.76%	—
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—

1290 VT Multi-Alternative Strategies
2022	Lowest contract charge 0.00% Class IB	$ 9.74	—	—	—	(11.21)%
	Highest contract charge 0.00% Class IB	$ 9.74	—	—	—	(11.21)%
	All contract charges	—	8	$102	3.37%	—
2021	Lowest contract charge 0.00% Class IB(c)	$ 10.97	—	—	—	3.10%
	Highest contract charge 0.00% Class IB(c)	$ 10.97	—	—	—	3.10%
	All contract charges	—	1	$6	5.23%	—

1290 VT Natural Resources(h)
2022	Lowest contract charge 0.00% Class IB	$149.73	—	—	—	32.69%
	Highest contract charge 0.00% Class IB	$149.73	—	—	—	32.69%
	All contract charges	—	42	$1,054	5.92%	—
2021	Lowest contract charge 0.00% Class IB	$112.84	—	—	—	30.18%
	Highest contract charge 0.00% Class IB	$112.84	—	—	—	30.18%
	All contract charges	—	12	$278	7.46%	—
2020	Lowest contract charge 0.00% Class IB	$ 86.68	—	—	—	(15.57)%
	Highest contract charge 0.00% Class IB	$ 86.68	—	—	—	(15.57)%
	All contract charges	—	1	$10	8.97%	—
2019	Lowest contract charge 0.00% Class IB(b)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(b)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	$—	0.00%	—

FSA-128

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Real Estate
2022	Lowest contract charge 0.00% Class IB	$ 8.79	—	—	—	(24.94)%
	Highest contract charge 0.00% Class IB	$ 8.79	—	—	—	(24.94)%
	All contract charges	—	31	$390	0.25%	—
2021	Lowest contract charge 0.00% Class IB	$ 11.71	—	—	—	26.05%
	Highest contract charge 0.00% Class IB	$ 11.71	—	—	—	26.05%
	All contract charges	—	14	$183	4.54%	—
2020	Lowest contract charge 0.00% Class IB(d)	$ 9.29	—	—	—	(8.83)%
	Highest contract charge 0.00% Class IB(d)	$ 9.29	—	—	—	(8.83)%
	All contract charges	—	8	$72	1.35%	—

1290 VT Small Cap Value
2022	Lowest contract charge 0.00% Class IB	$150.49	—	—	—	0.44%
	Highest contract charge 0.90% Class IB	$184.68	—	—	—	(0.81)%
	All contract charges	—	229	$37,833	0.43%	—
2021	Lowest contract charge 0.00% Class IB	$149.83	—	—	—	39.05%
	Highest contract charge 0.90% Class IB	$186.19	—	—	—	37.32%
	All contract charges	—	229	$40,671	1.14%	—
2020	Lowest contract charge 0.00% Class IB	$107.75	—	—	—	(1.18)%
	Highest contract charge 0.90% Class IB(f)	$135.59	—	—	—	29.23%
	All contract charges	—	206	$28,177	2.82%	—
2019	Lowest contract charge 0.00% Class IB(b)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(b)	$109.04	—	—	—	5.00%
	All contract charges	—	—	$—	0.00%	—

1290 VT SmartBeta Equity ESG
2022	Lowest contract charge 0.00% Class IB	$ 17.54	—	—	—	(14.56)%
	Highest contract charge 0.90% Class IB(n)	$105.87	—	—	—	(1.48)%
	All contract charges	—	292	$13,307	2.12%	—
2021	Lowest contract charge 0.00% Class IB	$ 20.53	—	—	—	23.08%
	Highest contract charge 0.60% Class IB	$198.42	—	—	—	22.35%
	All contract charges	—	194	$6,718	1.32%	—
2020	Lowest contract charge 0.00% Class IB	$ 16.68	—	—	—	10.98%
	Highest contract charge 0.60% Class IB	$162.17	—	—	—	10.31%
	All contract charges	—	209	$5,375	0.69%	—
2019	Lowest contract charge 0.00% Class IB	$ 15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$ 11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—

1290 VT Socially Responsible
2022	Lowest contract charge 0.00% Class IA	$519.90	—	—	—	(22.11)%
	Highest contract charge 0.00% Class IA	$519.90	—	—	—	(22.11)%
	All contract charges	—	1	$359	0.63%	—
2021	Lowest contract charge 0.00% Class IA	$667.49	—	—	—	30.31%
	Highest contract charge 0.00% Class IA	$667.49	—	—	—	30.31%
	All contract charges	—	1	$479	0.56%	—
2020	Lowest contract charge 0.00% Class IA	$512.23	—	—	—	19.96%
	Highest contract charge 0.00% Class IA	$512.23	—	—	—	19.96%
	All contract charges	—	1	$675	0.93%	—
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—

FSA-129

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible
2022	Lowest contract charge 0.00% Class IB	$325.71	—	—	—	(22.11)%
	Highest contract charge 0.90% Class IB	$263.65	—	—	—	(22.81)%
	All contract charges	—	50	$4,677	0.63%	—
2021	Lowest contract charge 0.00% Class IB	$418.17	—	—	—	30.31%
	Highest contract charge 0.90% Class IB	$341.56	—	—	—	29.14%
	All contract charges	—	35	$6,121	0.56%	—
2020	Lowest contract charge 0.00% Class IB	$320.90	—	—	—	19.96%
	Highest contract charge 0.90% Class IB	$264.49	—	—	—	18.88%
	All contract charges	—	12	$3,037	0.93%	—
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—

AB VPS Growth and Income Portfolio
2022	Lowest contract charge 0.00% Class B(j)	$100.66	—	—	—	3.05%
	Highest contract charge 0.00% Class B(j)	$100.66	—	—	—	3.05%
	All contract charges	—	—	$4	0.82%	—

AB VPS Small/Mid Cap Value Portfolio
2022	Lowest contract charge 0.00% Class B(j)	$ 9.66	—	—	—	(1.23)%
	Highest contract charge 0.00% Class B(j)	$ 9.66	—	—	—	(1.23)%
	All contract charges	—	1	$22	0.10%	—

AB VPS Sustainable Global Thematic Portfolio
2022	Lowest contract charge 0.00% Class B(j)	$ 9.70	—	—	—	(2.71)%
	Highest contract charge 0.00% Class B(j)	$ 9.70	—	—	—	(2.71)%
	All contract charges	—	—	$10	0.00%	—

American Funds Insurance Series® Asset Allocation Fund
2022	Lowest contract charge 0.00% Class 4	$ 9.10	—	—	—	(13.50)%
	Highest contract charge 0.00% Class 4	$ 9.10	—	—	—	(13.50)%
	All contract charges	—	235	$2,661	2.37%	—
2021	Lowest contract charge 0.00% Class 4(g)	$ 10.52	—	—	—	4.57%
	Highest contract charge 0.00% Class 4(g)	$ 10.52	—	—	—	4.57%
	All contract charges	—	31	$550	0.00%	—

American Funds Insurance Series® Global Small Capitalization Fund
2022	Lowest contract charge 0.00% Class 4	$166.32	—	—	—	(29.69)%
	Highest contract charge 0.90% Class 4	$152.43	—	—	—	(30.32)%
	All contract charges	—	301	$15,042	0.00%	—
2021	Lowest contract charge 0.00% Class 4	$236.55	—	—	—	6.43%
	Highest contract charge 0.90% Class 4	$218.76	—	—	—	5.47%
	All contract charges	—	264	$20,490	0.00%	—
2020	Lowest contract charge 0.00% Class 4	$222.26	—	—	—	29.39%
	Highest contract charge 0.90% Class 4	$207.42	—	—	—	28.23%
	All contract charges	—	180	$16,486	0.13%	—
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—

American Funds Insurance Series® New World Fund®
2022	Lowest contract charge 0.00% Class 4	$142.53	—	—	—	(22.25)%
	Highest contract charge 0.90% Class 4	$130.63	—	—	—	(22.95)%
	All contract charges	—	1,121	$40,619	1.12%	—

FSA-130

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® New World Fund® (Continued)
2021	Lowest contract charge 0.00% Class 4	$183.33	—	—	—	4.63%
	Highest contract charge 0.90% Class 4	$169.54	—	—	—	3.69%
	All contract charges	—	950	$48,732	0.67%	—
2020	Lowest contract charge 0.00% Class 4	$175.22	—	—	—	23.30%
	Highest contract charge 0.90% Class 4	$163.51	—	—	—	22.18%
	All contract charges	—	709	$41,345	0.04%	—
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—

BlackRock Global Allocation V.I. Fund
2022	Lowest contract charge 0.00% Class III	$180.84	—	—	—	(16.08)%
	Highest contract charge 0.00% Class III	$180.84	—	—	—	(16.08)%
	All contract charges	—	395	$7,269	0.00%	—
2021	Lowest contract charge 0.00% Class III	$215.48	—	—	—	6.42%
	Highest contract charge 0.00% Class III	$215.48	—	—	—	6.42%
	All contract charges	—	380	$9,351	0.83%	—
2020	Lowest contract charge 0.00% Class III	$202.49	—	—	—	20.71%
	Highest contract charge 0.00% Class III	$202.49	—	—	—	20.71%
	All contract charges	—	311	$6,941	1.45%	—
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—

ClearBridge Variable Mid Cap Portfolio
2022	Lowest contract charge 0.00% Class II	$ 16.16	—	—	—	(25.53)%
	Highest contract charge 0.00% Class II	$ 16.16	—	—	—	(25.53)%
	All contract charges	—	139	$2,304	0.10%	—
2021	Lowest contract charge 0.00% Class II	$ 21.70	—	—	—	28.40%
	Highest contract charge 0.00% Class II	$ 21.70	—	—	—	28.40%
	All contract charges	—	124	$2,722	0.03%	—
2020	Lowest contract charge 0.00% Class II	$ 16.90	—	—	—	15.12%
	Highest contract charge 0.00% Class II	$ 16.90	—	—	—	15.12%
	All contract charges	—	90	$1,513	0.04%	—
2019	Lowest contract charge 0.00% Class II	$ 14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$ 14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$ 11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$ 11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—

Delaware Ivy VIP High Income
2022	Lowest contract charge 0.00% Class II	$133.22	—	—	—	(10.97)%
	Highest contract charge 0.90% Class II	$122.10	—	—	—	(11.76)%
	All contract charges	—	1,036	$43,820	6.56%	—
2021	Lowest contract charge 0.00% Class II	$149.63	—	—	—	6.06%
	Highest contract charge 0.90% Class II	$138.38	—	—	—	5.10%
	All contract charges	—	999	$50,180	5.79%	—
2020	Lowest contract charge 0.00% Class II	$141.08	—	—	—	6.03%
	Highest contract charge 0.90% Class II	$131.66	—	—	—	5.08%
	All contract charges	—	864	$43,763	7.08%	—

FSA-131

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware Ivy VIP High Income (Continued)
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—

EQ/400 Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$284.25	—	—	—	(15.51)%
	Highest contract charge 0.90% Class IB	$253.44	—	—	—	(16.27)%
	All contract charges	—	21	$5,959	0.75%	—
2021	Lowest contract charge 0.00% Class IB	$336.44	—	—	—	23.67%
	Highest contract charge 0.90% Class IB	$302.70	—	—	—	22.56%
	All contract charges	—	23	$7,532	0.40%	—
2020	Lowest contract charge 0.00% Class IB	$272.04	—	—	—	13.44%
	Highest contract charge 0.90% Class IB	$246.98	—	—	—	12.43%
	All contract charges	—	21	$5,660	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—

EQ/500 Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$332.39	—	—	—	(19.99)%
	Highest contract charge 0.90% Class IB	$296.37	—	—	—	(20.71)%
	All contract charges	—	62	$20,355	0.84%	—
2021	Lowest contract charge 0.00% Class IB	$415.44	—	—	—	27.61%
	Highest contract charge 0.90% Class IB	$373.77	—	—	—	26.46%
	All contract charges	—	60	$24,787	0.57%	—
2020	Lowest contract charge 0.00% Class IB	$325.55	—	—	—	17.02%
	Highest contract charge 0.90% Class IB	$295.56	—	—	—	15.97%
	All contract charges	—	63	$20,052	1.01%	—
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—

EQ/2000 Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$235.04	—	—	—	(22.40)%
	Highest contract charge 0.90% Class IB	$209.56	—	—	—	(23.10)%
	All contract charges	—	30	$6,684	0.74%	—
2021	Lowest contract charge 0.00% Class IB	$302.90	—	—	—	13.93%
	Highest contract charge 0.90% Class IB	$272.52	—	—	—	12.90%
	All contract charges	—	30	$8,685	0.39%	—
2020	Lowest contract charge 0.00% Class IB	$265.87	—	—	—	19.29%
	Highest contract charge 0.90% Class IB	$241.38	—	—	—	18.23%
	All contract charges	—	28	$7,236	0.82%	—
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—

FSA-132

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2022	Lowest contract charge 0.00% Class IA	$714.90	—	—	—	(28.46)%
	Highest contract charge 0.90% Class IA	$566.82	—	—	—	(29.10)%
	All contract charges	—	374	$128,323	0.14%	—
2021	Lowest contract charge 0.00% Class IA	$999.28	—	—	—	12.92%
	Highest contract charge 0.90% Class IA	$799.49	—	—	—	11.90%
	All contract charges	—	363	$182,050	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$884.95	—	—	—	36.06%
	Highest contract charge 0.90% Class IA	$714.45	—	—	—	34.84%
	All contract charges	—	362	$170,322	0.08%	—
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—

EQ/AB Small Cap Growth
2022	Lowest contract charge 0.00% Class IB	$586.80	—	—	—	(28.46)%
	Highest contract charge 0.60% Class IB	$453.95	—	—	—	(28.89)%
	All contract charges	—	373	$82,109	0.14%	—
2021	Lowest contract charge 0.00% Class IB	$820.23	—	—	—	12.92%
	Highest contract charge 0.60% Class IB	$638.36	—	—	—	12.24%
	All contract charges	—	237	$104,455	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$726.39	—	—	—	36.06%
	Highest contract charge 0.60% Class IB	$568.74	—	—	—	35.25%
	All contract charges	—	191	$98,524	0.08%	—
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—

EQ/AB Sustainable US Thematic
2022	Lowest contract charge 0.00% Class IB(j)	$ 96.85	—	—	—	(0.87)%
	Highest contract charge 0.00% Class IB(j)	$ 96.85	—	—	—	(0.87)%
	All contract charges	—	—	$3	0.48%	—

EQ/Aggressive Allocation
2022	Lowest contract charge 0.00% Class A	$330.33	—	—	—	(18.36)%
	Highest contract charge 0.90% Class A	$277.57	—	—	—	(19.09)%
	All contract charges	—	298	$61,083	0.89%	—
2021	Lowest contract charge 0.00% Class A	$404.60	—	—	—	17.18%
	Highest contract charge 0.90% Class A	$343.07	—	—	—	16.13%
	All contract charges	—	293	$78,319	4.14%	—
2020	Lowest contract charge 0.00% Class A	$345.28	—	—	—	15.40%
	Highest contract charge 0.90% Class A	$295.43	—	—	—	14.36%
	All contract charges	—	282	$67,572	2.78%	—
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—

FSA-133

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2022	Lowest contract charge 0.00% Class B	$323.60	—	—	—	(18.36)%
	Highest contract charge 0.60% Class B	$288.20	—	—	—	(18.85)%
	All contract charges	—	624	$96,973	0.89%	—
2021	Lowest contract charge 0.00% Class B	$396.36	—	—	—	17.18%
	Highest contract charge 0.60% Class B	$355.14	—	—	—	16.48%
	All contract charges	—	409	$115,510	4.14%	—
2020	Lowest contract charge 0.00% Class B	$338.25	—	—	—	15.40%
	Highest contract charge 0.60% Class B	$304.90	—	—	—	14.71%
	All contract charges	—	339	$102,432	2.78%	—
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—

EQ/All Asset Growth Allocation
2022	Lowest contract charge 0.00% Class IB	$195.21	—	—	—	(14.47)%
	Highest contract charge 0.90% Class IB	$174.05	—	—	—	(15.24)%
	All contract charges	—	268	$35,632	1.30%	—
2021	Lowest contract charge 0.00% Class IB	$228.24	—	—	—	10.93%
	Highest contract charge 0.90% Class IB	$205.35	—	—	—	9.93%
	All contract charges	—	281	$42,856	3.97%	—
2020	Lowest contract charge 0.00% Class IB	$205.76	—	—	—	12.28%
	Highest contract charge 0.90% Class IB	$186.80	—	—	—	11.28%
	All contract charges	—	270	$39,147	1.59%	—
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—

EQ/American Century Mid Cap Value
2022	Lowest contract charge 0.00% Class IB	$ 34.40	—	—	—	(1.49)%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	(2.37)%
	All contract charges	—	808	$102,288	2.87%	—
2021	Lowest contract charge 0.00% Class IB	$ 34.92	—	—	—	23.00%
	Highest contract charge 0.90% Class IB	$314.15	—	—	—	21.90%
	All contract charges	—	707	$108,137	1.13%	—
2020	Lowest contract charge 0.00% Class IB	$ 28.39	—	—	—	1.32%
	Highest contract charge 0.90% Class IB	$257.71	—	—	—	0.41%
	All contract charges	—	655	$92,316	1.46%	—
2019	Lowest contract charge 0.00% Class IB	$ 28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(b)	$ 21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(b)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2022	Lowest contract charge 0.00% Class IB	$185.54	—	—	—	(15.57)%
	Highest contract charge 0.00% Class IB	$185.54	—	—	—	(15.57)%
	All contract charges	—	232	$43,063	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$219.75	—	—	—	9.49%
	Highest contract charge 0.00% Class IB	$219.75	—	—	—	9.49%
	All contract charges	—	244	$53,702	1.82%	—

FSA-134

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Balanced Strategy (Continued)
2020	Lowest contract charge 0.00% Class IB	$200.71	—	—	—	11.21%
	Highest contract charge 0.00% Class IB	$200.71	—	—	—	11.21%
	All contract charges	—	247	$49,569	1.82%	—
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—

EQ/Capital Group Research
2022	Lowest contract charge 0.00% Class IA	$689.17	—	—	—	(18.98)%
	Highest contract charge 0.60% Class IA	$419.19	—	—	—	(19.47)%
	All contract charges	—	107	$22,938	0.17%	—
2021	Lowest contract charge 0.00% Class IA	$850.61	—	—	—	23.06%
	Highest contract charge 0.60% Class IA	$520.51	—	—	—	22.33%
	All contract charges	—	69	$26,354	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$691.20	—	—	—	23.27%
	Highest contract charge 0.60% Class IA	$425.51	—	—	—	22.53%
	All contract charges	—	64	$21,887	0.12%	—
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—

EQ/Capital Group Research
2022	Lowest contract charge 0.00% Class IB	$523.46	—	—	—	(18.98)%
	Highest contract charge 0.90% Class IB	$423.90	—	—	—	(19.71)%
	All contract charges	—	256	$118,468	0.17%	—
2021	Lowest contract charge 0.00% Class IB	$646.08	—	—	—	23.06%
	Highest contract charge 0.90% Class IB	$527.94	—	—	—	21.95%
	All contract charges	—	270	$155,332	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$525.00	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$432.90	—	—	—	22.16%
	All contract charges	—	286	$134,629	0.12%	—
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—

EQ/ClearBridge Large Cap Growth ESG
2022	Lowest contract charge 0.00% Class IA	$672.04	—	—	—	(32.12)%
	Highest contract charge 0.00% Class IA	$672.04	—	—	—	(32.12)%
	All contract charges	—	78	$11,753	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$989.98	—	—	—	21.72%
	Highest contract charge 0.00% Class IA	$989.98	—	—	—	21.72%
	All contract charges	—	79	$18,219	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$813.33	—	—	—	30.86%
	Highest contract charge 0.00% Class IA	$813.33	—	—	—	30.86%
	All contract charges	—	84	$15,532	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—

FSA-135

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Large Cap Growth ESG (Continued)
2018	Lowest contract charge 0.00% Class IA	$ 470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$ 470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—

EQ/ClearBridge Large Cap Growth ESG
2022	Lowest contract charge 0.00% Class IB	$ 384.52	—	—	—	(32.12)%
	Highest contract charge 0.90% Class IB	$ 311.38	—	—	—	(32.73)%
	All contract charges	—	269	$73,629	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 566.44	—	—	—	21.72%
	Highest contract charge 0.90% Class IB	$ 462.86	—	—	—	20.62%
	All contract charges	—	261	$109,690	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 465.37	—	—	—	30.86%
	Highest contract charge 0.90% Class IB	$ 383.72	—	—	—	29.68%
	All contract charges	—	242	$94,093	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$ 355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$ 295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$ 269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$ 226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—

EQ/Common Stock Index(k)
2022	Lowest contract charge 0.00% Class IA	$1,063.22	—	—	—	(19.49)%
	Highest contract charge 0.90% Class IA	$1,034.25	—	—	—	(20.21)%
	All contract charges	—	967	$1,450,640	0.77%	—
2021	Lowest contract charge 0.00% Class IA	$1,320.62	—	—	—	24.93%
	Highest contract charge 0.90% Class IA	$1,296.28	—	—	—	23.81%
	All contract charges	—	1,021	$1,929,659	0.69%	—
2020	Lowest contract charge 0.00% Class IA	$1,057.10	—	—	—	19.77%
	Highest contract charge 0.90% Class IA	$1,047.03	—	—	—	18.69%
	All contract charges	—	1,068	$1,660,335	1.12%	—
2019	Lowest contract charge 0.00% Class IA	$ 882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$ 882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$ 677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$ 683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—

EQ/Common Stock Index(k)
2022	Lowest contract charge 0.00% Class IB	$ 332.03	—	—	—	(19.49)%
	Highest contract charge 0.60% Class IB	$ 347.12	—	—	—	(19.97)%
	All contract charges	—	1,430	$304,635	0.77%	—
2021	Lowest contract charge 0.00% Class IB	$ 412.42	—	—	—	24.93%
	Highest contract charge 0.60% Class IB	$ 433.75	—	—	—	24.18%
	All contract charges	—	1,143	$376,703	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$ 330.12	—	—	—	19.77%
	Highest contract charge 0.60% Class IB	$ 349.29	—	—	—	19.05%
	All contract charges	—	980	$302,693	1.12%	—
2019	Lowest contract charge 0.00% Class IB	$ 275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$ 293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$ 211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$ 226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—

FSA-136

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Allocation
2022	Lowest contract charge 0.00% Class A	$170.77	—	—	—	(12.60)%
	Highest contract charge 0.90% Class A	$143.50	—	—	—	(13.38)%
	All contract charges	—	181	$10,172	1.29%	—
2021	Lowest contract charge 0.00% Class A	$195.38	—	—	—	2.71%
	Highest contract charge 0.90% Class A	$165.67	—	—	—	1.79%
	All contract charges	—	196	$15,134	1.40%	—
2020	Lowest contract charge 0.00% Class A	$190.23	—	—	—	7.32%
	Highest contract charge 0.90% Class A	$162.76	—	—	—	6.34%
	All contract charges	—	236	$15,717	1.76%	—
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—

EQ/Conservative Allocation
2022	Lowest contract charge 0.00% Class B	$167.29	—	—	—	(12.59)%
	Highest contract charge 0.60% Class B	$148.99	—	—	—	(13.12)%
	All contract charges	—	81	$7,170	1.29%	—
2021	Lowest contract charge 0.00% Class B	$191.39	—	—	—	2.70%
	Highest contract charge 0.60% Class B	$171.49	—	—	—	2.10%
	All contract charges	—	66	$8,386	1.40%	—
2020	Lowest contract charge 0.00% Class B	$186.35	—	—	—	7.32%
	Highest contract charge 0.60% Class B	$167.97	—	—	—	6.67%
	All contract charges	—	54	$7,667	1.76%	—
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—

EQ/Conservative Growth Strategy
2022	Lowest contract charge 0.00% Class IB	$167.35	—	—	—	(14.52)%
	Highest contract charge 0.00% Class IB	$167.35	—	—	—	(14.52)%
	All contract charges	—	45	$7,538	0.96%	—
2021	Lowest contract charge 0.00% Class IB	$195.77	—	—	—	7.09%
	Highest contract charge 0.00% Class IB	$195.77	—	—	—	7.09%
	All contract charges	—	46	$8,927	1.57%	—
2020	Lowest contract charge 0.00% Class IB	$182.81	—	—	—	9.93%
	Highest contract charge 0.00% Class IB	$182.81	—	—	—	9.93%
	All contract charges	—	46	$8,366	1.62%	—
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—

EQ/Conservative Strategy
2022	Lowest contract charge 0.00% Class IB	$135.20	—	—	—	(12.27)%
	Highest contract charge 0.00% Class IB	$135.20	—	—	—	(12.27)%
	All contract charges	—	25	$3,356	1.03%	—
2021	Lowest contract charge 0.00% Class IB	$154.11	—	—	—	2.46%
	Highest contract charge 0.00% Class IB	$154.11	—	—	—	2.46%
	All contract charges	—	22	$3,316	1.10%	—

FSA-137

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Strategy (Continued)
2020	Lowest contract charge 0.00% Class IB	$150.41	—	—	—	7.33%
	Highest contract charge 0.00% Class IB	$150.41	—	—	—	7.33%
	All contract charges	—	21	$3,140	1.42%	—
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—

EQ/Conservative-Plus Allocation
2022	Lowest contract charge 0.00% Class A	$206.12	—	—	—	(14.55)%
	Highest contract charge 0.90% Class A	$173.21	—	—	—	(15.32)%
	All contract charges	—	238	$14,336	1.25%	—
2021	Lowest contract charge 0.00% Class A	$241.23	—	—	—	6.73%
	Highest contract charge 0.90% Class A	$204.54	—	—	—	5.77%
	All contract charges	—	275	$19,549	2.15%	—
2020	Lowest contract charge 0.00% Class A	$226.01	—	—	—	9.99%
	Highest contract charge 0.90% Class A	$193.38	—	—	—	9.00%
	All contract charges	—	277	$18,521	2.06%	—
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—

EQ/Conservative-Plus Allocation
2022	Lowest contract charge 0.00% Class B	$201.94	—	—	—	(14.55)%
	Highest contract charge 0.60% Class B	$179.85	—	—	—	(15.06)%
	All contract charges	—	128	$15,167	1.25%	—
2021	Lowest contract charge 0.00% Class B	$236.33	—	—	—	6.73%
	Highest contract charge 0.60% Class B	$211.75	—	—	—	6.09%
	All contract charges	—	92	$17,445	2.15%	—
2020	Lowest contract charge 0.00% Class B	$221.42	—	—	—	9.99%
	Highest contract charge 0.60% Class B	$199.59	—	—	—	9.33%
	All contract charges	—	80	$15,871	2.06%	—
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—

EQ/Core Bond Index
2022	Lowest contract charge 0.00% Class IA	$138.64	—	—	—	(8.74)%
	Highest contract charge 0.90% Class IA	$119.77	—	—	—	(9.56)%
	All contract charges	—	145	$20,987	1.64%	—
2021	Lowest contract charge 0.00% Class IA	$151.92	—	—	—	(2.09)%
	Highest contract charge 0.90% Class IA	$132.43	—	—	—	(2.97)%
	All contract charges	—	155	$24,370	1.50%	—
2020	Lowest contract charge 0.00% Class IA	$155.17	—	—	—	6.07%
	Highest contract charge 0.90% Class IA	$136.49	—	—	—	5.11%
	All contract charges	—	159	$25,636	1.47%	—
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—

FSA-138

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2022	Lowest contract charge 0.00% Class IB	$144.04	—	—	—	(8.74)%
	Highest contract charge 0.60% Class IB	$155.64	—	—	—	(9.29)%
	All contract charges	—	683	$59,759	1.64%	—
2021	Lowest contract charge 0.00% Class IB	$157.84	—	—	—	(2.10)%
	Highest contract charge 0.60% Class IB	$171.58	—	—	—	(2.68)%
	All contract charges	—	533	$63,898	1.50%	—
2020	Lowest contract charge 0.00% Class IB	$161.22	—	—	—	6.07%
	Highest contract charge 0.60% Class IB	$176.31	—	—	—	5.43%
	All contract charges	—	369	$58,543	1.47%	—
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—

EQ/Core Plus Bond(i)(l)
2022	Lowest contract charge 0.00% Class A	$250.78	—	—	—	(12.94)%
	Highest contract charge 0.90% Class A	$232.28	—	—	—	(13.72)%
	All contract charges	—	305	$62,648	3.20%	—
2021	Lowest contract charge 0.00% Class A	$288.04	—	—	—	(1.68)%
	Highest contract charge 0.90% Class A	$269.21	—	—	—	(2.57)%
	All contract charges	—	298	$65,378	1.50%	—
2020	Lowest contract charge 0.00% Class A	$292.97	—	—	—	14.86%
	Highest contract charge 0.90% Class A	$276.30	—	—	—	13.83%
	All contract charges	—	192	$55,671	2.12%	—
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—

EQ/Core Plus Bond(i)(l)
2022	Lowest contract charge 0.00% Class B	$151.71	—	—	—	(12.94)%
	Highest contract charge 0.60% Class B	$113.63	—	—	—	(13.46)%
	All contract charges	—	400	$47,339	3.20%	—
2021	Lowest contract charge 0.00% Class B	$174.25	—	—	—	(1.68)%
	Highest contract charge 0.60% Class B	$131.30	—	—	—	(2.27)%
	All contract charges	—	185	$28,445	1.50%	—
2020	Lowest contract charge 0.00% Class B	$177.22	—	—	—	14.86%
	Highest contract charge 0.60% Class B	$134.35	—	—	—	14.18%
	All contract charges	—	114	$17,216	2.12%	—
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—

EQ/Emerging Markets Equity PLUS
2022	Lowest contract charge 0.00% Class IB	$105.17	—	—	—	(17.46)%
	Highest contract charge 0.00% Class IB	$105.17	—	—	—	(17.46)%
	All contract charges	—	92	$1,327	2.70%	—
2021	Lowest contract charge 0.00% Class IB	$127.41	—	—	—	(0.43)%
	Highest contract charge 0.00% Class IB	$127.41	—	—	—	(0.43)%
	All contract charges	—	47	$832	2.24%	—

FSA-139

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Emerging Markets Equity PLUS (Continued)
2020	Lowest contract charge 0.00% Class IB	$ 127.96	—	—	—	14.25%
	Highest contract charge 0.00% Class IB	$ 127.96	—	—	—	14.25%
	All contract charges	—	3	$65	2.64%	—
2019	Lowest contract charge 0.00% Class IB(b)	$ 112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(b)	$ 112.00	—	—	—	6.28%
	All contract charges	—	—	$—	3.16%	—

EQ/Equity 500 Index
2022	Lowest contract charge 0.00% Class IA	$1,248.13	—	—	—	(18.54)%
	Highest contract charge 0.90% Class IA	$ 971.83	—	—	—	(19.27)%
	All contract charges	—	1,663	$711,039	1.07%	—
2021	Lowest contract charge 0.00% Class IA	$1,532.17	—	—	—	27.97%
	Highest contract charge 0.90% Class IA	$1,203.81	—	—	—	26.82%
	All contract charges	—	1,564	$898,180	0.87%	—
2020	Lowest contract charge 0.00% Class IA	$1,197.26	—	—	—	17.77%
	Highest contract charge 0.90% Class IA	$ 949.21	—	—	—	16.71%
	All contract charges	—	1,739	$734,655	1.28%	—
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$ 813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$ 777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$ 628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—

EQ/Equity 500 Index
2022	Lowest contract charge 0.00% Class IB	$ 377.74	—	—	—	(18.54)%
	Highest contract charge 0.60% Class IB	$ 338.61	—	—	—	(19.03)%
	All contract charges	—	3,951	$529,275	1.07%	—
2021	Lowest contract charge 0.00% Class IB	$ 463.70	—	—	—	27.97%
	Highest contract charge 0.60% Class IB	$ 418.17	—	—	—	27.21%
	All contract charges	—	2,398	$596,420	0.87%	—
2020	Lowest contract charge 0.00% Class IB	$ 362.34	—	—	—	17.77%
	Highest contract charge 0.60% Class IB	$ 328.73	—	—	—	17.06%
	All contract charges	—	1,575	$443,376	1.28%	—
2019	Lowest contract charge 0.00% Class IB	$ 307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$ 280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—
2018	Lowest contract charge 0.00% Class IB	$ 235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$ 216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—

EQ/Fidelity Institutional AM® Large Cap
2022	Lowest contract charge 0.00% Class IB	$ 52.43	—	—	—	(21.06)%
	Highest contract charge 0.90% Class IB	$ 309.22	—	—	—	(21.77)%
	All contract charges	—	499	$130,365	0.51%	—
2021	Lowest contract charge 0.00% Class IB	$ 66.42	—	—	—	25.20%
	Highest contract charge 0.90% Class IB	$ 395.28	—	—	—	24.09%
	All contract charges	—	507	$167,356	0.39%	—
2020	Lowest contract charge 0.00% Class IB	$ 53.05	—	—	—	26.34%
	Highest contract charge 0.90% Class IB	$ 318.54	—	—	—	25.19%
	All contract charges	—	511	$139,135	0.73%	—
2019	Lowest contract charge 0.00% Class IB	$ 41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$ 254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(a)	$ 195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

FSA-140

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Rising Dividends
2022	Lowest contract charge 0.00% Class IB	$397.15	—	—	—	(10.61)%
	Highest contract charge 0.90% Class IB	$354.10	—	—	—	(11.42)%
	All contract charges	—	368	$79,581	0.77%	—
2021	Lowest contract charge 0.00% Class IB	$444.30	—	—	—	26.78%
	Highest contract charge 0.90% Class IB	$399.74	—	—	—	25.64%
	All contract charges	—	244	$88,210	0.68%	—
2020	Lowest contract charge 0.00% Class IB	$350.45	—	—	—	16.18%
	Highest contract charge 0.90% Class IB	$318.17	—	—	—	15.13%
	All contract charges	—	219	$71,754	0.94%	—
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(a)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(a)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Global Equity Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$757.36	—	—	—	(20.94)%
	Highest contract charge 0.00% Class IA	$757.36	—	—	—	(20.94)%
	All contract charges	—	72	$27,939	0.35%	—
2021	Lowest contract charge 0.00% Class IA	$958.01	—	—	—	15.89%
	Highest contract charge 0.00% Class IA	$958.01	—	—	—	15.89%
	All contract charges	—	75	$36,848	0.90%	—
2020	Lowest contract charge 0.00% Class IA	$826.65	—	—	—	14.28%
	Highest contract charge 0.00% Class IA	$826.65	—	—	—	14.28%
	All contract charges	—	80	$33,249	0.65%	—
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—

EQ/Global Equity Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$406.07	—	—	—	(20.94)%
	Highest contract charge 0.90% Class IB	$322.85	—	—	—	(21.66)%
	All contract charges	—	257	$94,673	0.35%	—
2021	Lowest contract charge 0.00% Class IB	$513.65	—	—	—	15.89%
	Highest contract charge 0.90% Class IB	$412.09	—	—	—	14.85%
	All contract charges	—	268	$125,512	0.90%	—
2020	Lowest contract charge 0.00% Class IB	$443.21	—	—	—	14.28%
	Highest contract charge 0.90% Class IB	$358.81	—	—	—	13.25%
	All contract charges	—	282	$114,959	0.65%	—
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—

EQ/Goldman Sachs Mid Cap Value
2022	Lowest contract charge 0.00% Class IB	$302.00	—	—	—	(10.61)%
	Highest contract charge 0.90% Class IB	$269.26	—	—	—	(11.42)%
	All contract charges	—	112	$14,991	0.62%	—
2021	Lowest contract charge 0.00% Class IB	$337.85	—	—	—	30.50%
	Highest contract charge 0.90% Class IB	$303.96	—	—	—	29.33%
	All contract charges	—	84	$16,577	0.28%	—

FSA-141

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Goldman Sachs Mid Cap Value (Continued)
2020	Lowest contract charge 0.00% Class IB	$258.88	—	—	—	8.48%
	Highest contract charge 0.90% Class IB	$235.03	—	—	—	7.51%
	All contract charges	—	55	$11,390	0.61%	—
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(a)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(a)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2022	Lowest contract charge 0.00% Class IB	$227.56	—	—	—	(17.44)%
	Highest contract charge 0.00% Class IB	$227.56	—	—	—	(17.44)%
	All contract charges	—	337	$76,768	0.88%	—
2021	Lowest contract charge 0.00% Class IB	$275.62	—	—	—	14.33%
	Highest contract charge 0.00% Class IB	$275.62	—	—	—	14.33%
	All contract charges	—	336	$92,505	2.31%	—
2020	Lowest contract charge 0.00% Class IB	$241.08	—	—	—	13.62%
	Highest contract charge 0.00% Class IB	$241.08	—	—	—	13.62%
	All contract charges	—	336	$81,049	2.10%	—
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—

EQ/Intermediate Government Bond
2022	Lowest contract charge 0.00% Class IA	$233.44	—	—	—	(7.64)%
	Highest contract charge 0.90% Class IA	$189.24	—	—	—	(8.47)%
	All contract charges	—	243	$24,834	0.92%	—
2021	Lowest contract charge 0.00% Class IA	$252.76	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IA	$206.76	—	—	—	(3.01)%
	All contract charges	—	259	$28,651	0.71%	—
2020	Lowest contract charge 0.00% Class IA	$258.25	—	—	—	4.30%
	Highest contract charge 0.90% Class IA	$213.17	—	—	—	3.36%
	All contract charges	—	247	$31,076	0.98%	—
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—

EQ/Intermediate Government Bond
2022	Lowest contract charge 0.00% Class IB	$167.63	—	—	—	(7.64)%
	Highest contract charge 0.60% Class IB	$145.37	—	—	—	(8.20)%
	All contract charges	—	112	$16,199	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$181.50	—	—	—	(2.13)%
	Highest contract charge 0.60% Class IB	$158.35	—	—	—	(2.72)%
	All contract charges	—	112	$18,044	0.71%	—
2020	Lowest contract charge 0.00% Class IB	$185.45	—	—	—	4.30%
	Highest contract charge 0.60% Class IB	$162.77	—	—	—	3.68%
	All contract charges	—	107	$18,009	0.98%	—
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—

FSA-142

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—

EQ/International Core Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$297.28	—	—	—	(14.12)%
	Highest contract charge 0.60% Class IA	$205.99	—	—	—	(14.64)%
	All contract charges	—	47	$13,645	1.25%	—
2021	Lowest contract charge 0.00% Class IA	$346.15	—	—	—	10.03%
	Highest contract charge 0.60% Class IA	$241.31	—	—	—	9.38%
	All contract charges	—	47	$16,127	2.32%	—
2020	Lowest contract charge 0.00% Class IA	$314.59	—	—	—	8.47%
	Highest contract charge 0.60% Class IA	$220.62	—	—	—	7.81%
	All contract charges	—	49	$15,064	1.43%	—
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—

EQ/International Core Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$192.66	—	—	—	(14.12)%
	Highest contract charge 0.90% Class IB	$155.51	—	—	—	(14.89)%
	All contract charges	—	231	$39,732	1.25%	—
2021	Lowest contract charge 0.00% Class IB	$224.33	—	—	—	10.03%
	Highest contract charge 0.90% Class IB	$182.72	—	—	—	9.05%
	All contract charges	—	227	$47,215	2.32%	—
2020	Lowest contract charge 0.00% Class IB	$203.88	—	—	—	8.47%
	Highest contract charge 0.90% Class IB	$167.56	—	—	—	7.49%
	All contract charges	—	231	$44,113	1.43%	—
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—

EQ/International Equity Index
2022	Lowest contract charge 0.00% Class IA	$247.23	—	—	—	(11.91)%
	Highest contract charge 0.90% Class IA	$192.37	—	—	—	(12.70)%
	All contract charges	—	1,195	$214,608	2.49%	—
2021	Lowest contract charge 0.00% Class IA	$280.65	—	—	—	10.95%
	Highest contract charge 0.90% Class IA	$220.36	—	—	—	9.95%
	All contract charges	—	1,273	$259,688	3.31%	—
2020	Lowest contract charge 0.00% Class IA	$252.96	—	—	—	3.83%
	Highest contract charge 0.90% Class IA	$200.42	—	—	—	2.90%
	All contract charges	—	1,248	$233,751	1.93%	—
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—

FSA-143

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index
2022	Lowest contract charge 0.00% Class IB	$168.79	—	—	—	(11.91)%
	Highest contract charge 0.90% Class IB	$141.62	—	—	—	(12.70)%
	All contract charges	—	1,188	$80,590	2.49%	—
2021	Lowest contract charge 0.00% Class IB	$191.60	—	—	—	10.95%
	Highest contract charge 0.90% Class IB	$162.22	—	—	—	9.95%
	All contract charges	—	766	$82,836	3.31%	—
2020	Lowest contract charge 0.00% Class IB	$172.69	—	—	—	3.83%
	Highest contract charge 0.90% Class IB	$147.54	—	—	—	2.89%
	All contract charges	—	429	$68,199	1.93%	—
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—

EQ/International Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$147.02	—	—	—	(14.99)%
	Highest contract charge 0.90% Class IB	$131.09	—	—	—	(15.75)%
	All contract charges	—	45	$6,518	1.08%	—
2021	Lowest contract charge 0.00% Class IB	$172.95	—	—	—	10.65%
	Highest contract charge 0.90% Class IB	$155.60	—	—	—	9.65%
	All contract charges	—	48	$8,133	3.39%	—
2020	Lowest contract charge 0.00% Class IB	$156.30	—	—	—	6.63%
	Highest contract charge 0.90% Class IB	$141.90	—	—	—	5.67%
	All contract charges	—	41	$6,424	1.70%	—
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	—	29	$3,515	1.95%	—

EQ/International Value Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$271.66	—	—	—	(13.65)%
	Highest contract charge 0.60% Class IA	$186.01	—	—	—	(14.17)%
	All contract charges	—	103	$15,722	1.58%	—
2021	Lowest contract charge 0.00% Class IA	$314.62	—	—	—	10.32%
	Highest contract charge 0.60% Class IA	$216.73	—	—	—	9.65%
	All contract charges	—	102	$18,489	2.19%	—
2020	Lowest contract charge 0.00% Class IA	$285.20	—	—	—	4.19%
	Highest contract charge 0.60% Class IA	$197.65	—	—	—	3.57%
	All contract charges	—	92	$17,024	1.39%	—
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	$—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	$—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	$—	—	(16.99)%
	All contract charges	$—	99	$14,835	1.72%	—

EQ/International Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$198.59	—	—	—	(13.66)%
	Highest contract charge 0.90% Class IB	$176.45	—	—	—	(14.43)%
	All contract charges	—	285	$53,473	1.58%	—
2021	Lowest contract charge 0.00% Class IB	$230.00	—	—	—	10.32%
	Highest contract charge 0.90% Class IB	$206.21	—	—	—	9.32%
	All contract charges	—	288	$64,140	2.19%	—

FSA-144

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility (Continued)
2020	Lowest contract charge 0.00% Class IB	$208.49	—	—	—	4.19%
	Highest contract charge 0.90% Class IB	$188.63	—	—	—	3.26%
	All contract charges	—	298	$60,536	1.39%	—
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—

EQ/Invesco Comstock
2022	Lowest contract charge 0.00% Class IA	$280.66	—	—	—	0.50%
	Highest contract charge 0.90% Class IA	$243.52	—	—	—	(0.40)%
	All contract charges	—	114	$15,964	1.54%	—
2021	Lowest contract charge 0.00% Class IA	$279.25	—	—	—	33.00%
	Highest contract charge 0.90% Class IA	$244.50	—	—	—	31.81%
	All contract charges	—	109	$16,667	1.17%	—
2020	Lowest contract charge 0.00% Class IA	$209.96	—	—	—	(0.77)%
	Highest contract charge 0.90% Class IA	$185.49	—	—	—	(1.66)%
	All contract charges	—	101	$12,886	2.20%	—
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—

EQ/Invesco Comstock
2022	Lowest contract charge 0.00% Class IB	$357.27	—	—	—	0.50%
	Highest contract charge 0.60% Class IB	$252.23	—	—	—	(0.10)%
	All contract charges	—	117	$21,395	1.54%	—
2021	Lowest contract charge 0.00% Class IB	$355.48	—	—	—	33.00%
	Highest contract charge 0.60% Class IB	$252.48	—	—	—	32.21%
	All contract charges	—	87	$25,611	1.17%	—
2020	Lowest contract charge 0.00% Class IB	$267.27	—	—	—	(0.76)%
	Highest contract charge 0.60% Class IB	$190.97	—	—	—	(1.36)%
	All contract charges	—	81	$19,699	2.20%	—
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—

EQ/Invesco Global
2022	Lowest contract charge 0.00% Class IB	$113.54	—	—	—	(31.79)%
	Highest contract charge 0.00% Class IB	$113.54	—	—	—	(31.79)%
	All contract charges	—	41	$772	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.48%
	Highest contract charge 0.00% Class IB	$166.45	—	—	—	15.48%
	All contract charges	—	17	$504	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$144.14	—	—	—	27.49%
	Highest contract charge 0.00% Class IB	$144.14	—	—	—	27.49%
	All contract charges	—	2	$65	0.00%	—
2019	Lowest contract charge 0.00% Class IB(b)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB(b)	$113.06	—	—	—	6.41%
	All contract charges	—	—	$—	0.00%	—

FSA-145

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Global Real Assets
2022	Lowest contract charge 0.00% Class IB	$ 19.50	—	—	—	(9.01)%
	Highest contract charge 0.90% Class IB	$173.89	—	—	—	(9.81)%
	All contract charges	—	649	$46,989	1.60%	—
2021	Lowest contract charge 0.00% Class IB	$ 21.43	—	—	—	21.01%
	Highest contract charge 0.90% Class IB	$192.81	—	—	—	19.91%
	All contract charges	—	634	$53,614	3.13%	—
2020	Lowest contract charge 0.00% Class IB	$ 17.71	—	—	—	(12.20)%
	Highest contract charge 0.90% Class IB	$160.80	—	—	—	(13.00)%
	All contract charges	—	521	$39,638	2.56%	—
2019	Lowest contract charge 0.00% Class IB	$ 20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(a)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Janus Enterprise
2022	Lowest contract charge 0.00% Class IA	$312.99	—	—	—	(16.58)%
	Highest contract charge 0.90% Class IA	$271.58	—	—	—	(17.33)%
	All contract charges	—	144	$42,800	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$375.21	—	—	—	16.84%
	Highest contract charge 0.90% Class IA	$328.51	—	—	—	15.79%
	All contract charges	—	154	$55,187	0.10%	—
2020	Lowest contract charge 0.00% Class IA	$321.13	—	—	—	18.82%
	Highest contract charge 0.90% Class IA	$283.72	—	—	—	17.75%
	All contract charges	—	166	$51,170	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—

EQ/Janus Enterprise
2022	Lowest contract charge 0.00% Class IB	$452.97	—	—	—	(16.58)%
	Highest contract charge 0.60% Class IB	$281.42	—	—	—	(17.08)%
	All contract charges	—	235	$42,850	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$543.01	—	—	—	16.84%
	Highest contract charge 0.60% Class IB	$339.40	—	—	—	16.14%
	All contract charges	—	185	$53,989	0.10%	—
2020	Lowest contract charge 0.00% Class IB	$464.75	—	—	—	18.82%
	Highest contract charge 0.60% Class IB	$292.24	—	—	—	18.11%
	All contract charges	—	148	$46,723	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—

EQ/JPMorgan Value Opportunities
2022	Lowest contract charge 0.00% Class IA	$613.07	—	—	—	0.23%
	Highest contract charge 0.00% Class IA	$613.07	—	—	—	0.23%
	All contract charges	—	387	$27,154	1.19%	—
2021	Lowest contract charge 0.00% Class IA	$611.67	—	—	—	23.20%
	Highest contract charge 0.00% Class IA	$611.67	—	—	—	23.20%
	All contract charges	—	318	$23,973	0.71%	—

FSA-146

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Value Opportunities (Continued)
2020	Lowest contract charge 0.00% Class IA	$496.50	—	—	—	11.07%
	Highest contract charge 0.00% Class IA	$496.50	—	—	—	11.07%
	All contract charges	—	276	$17,045	1.19%	—
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—

EQ/JPMorgan Value Opportunities
2022	Lowest contract charge 0.00% Class IB	$572.46	—	—	—	0.23%
	Highest contract charge 0.90% Class IB	$453.91	—	—	—	(0.67)%
	All contract charges	—	505	$80,537	1.19%	—
2021	Lowest contract charge 0.00% Class IB	$571.15	—	—	—	23.20%
	Highest contract charge 0.90% Class IB	$456.98	—	—	—	22.09%
	All contract charges	—	323	$69,254	0.71%	—
2020	Lowest contract charge 0.00% Class IB	$463.61	—	—	—	11.07%
	Highest contract charge 0.90% Class IB	$374.30	—	—	—	10.07%
	All contract charges	—	203	$54,048	1.19%	—
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—

EQ/Large Cap Core Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$523.11	—	—	—	(18.40)%
	Highest contract charge 0.60% Class IA	$351.69	—	—	—	(18.89)%
	All contract charges	—	35	$5,988	0.01%	—
2021	Lowest contract charge 0.00% Class IA	$641.05	—	—	—	27.32%
	Highest contract charge 0.60% Class IA	$433.58	—	—	—	26.56%
	All contract charges	—	33	$7,429	0.41%	—
2020	Lowest contract charge 0.00% Class IA	$503.49	—	—	—	16.28%
	Highest contract charge 0.60% Class IA	$342.59	—	—	—	15.58%
	All contract charges	—	33	$5,873	0.70%	—
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—

EQ/Large Cap Core Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$336.84	—	—	—	(18.40)%
	Highest contract charge 0.90% Class IB	$272.19	—	—	—	(19.13)%
	All contract charges	—	119	$31,528	0.01%	—
2021	Lowest contract charge 0.00% Class IB	$412.78	—	—	—	27.32%
	Highest contract charge 0.90% Class IB	$336.58	—	—	—	26.18%
	All contract charges	—	109	$39,669	0.41%	—
2020	Lowest contract charge 0.00% Class IB	$324.20	—	—	—	16.28%
	Highest contract charge 0.90% Class IB	$266.75	—	—	—	15.23%
	All contract charges	—	107	$32,226	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—

FSA-147

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2018	Lowest contract charge 0.00% Class IB	$ 214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$ 179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—

EQ/Large Cap Growth Index
2022	Lowest contract charge 0.00% Class IA	$ 733.37	—	—	—	(29.55)%
	Highest contract charge 0.60% Class IA	$ 471.02	—	—	—	(29.97)%
	All contract charges	—	113	$28,887	0.24%	—
2021	Lowest contract charge 0.00% Class IA	$1,040.92	—	—	—	26.73%
	Highest contract charge 0.60% Class IA	$ 672.59	—	—	—	25.97%
	All contract charges	—	128	$45,376	0.05%	—
2020	Lowest contract charge 0.00% Class IA	$ 821.39	—	—	—	37.31%
	Highest contract charge 0.60% Class IA	$ 533.94	—	—	—	36.48%
	All contract charges	—	119	$35,486	0.32%	—
2019	Lowest contract charge 0.00% Class IA	$ 598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$ 391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$ 442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$ 290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—

EQ/Large Cap Growth Index
2022	Lowest contract charge 0.00% Class IB	$ 364.94	—	—	—	(29.55)%
	Highest contract charge 0.90% Class IB	$ 294.89	—	—	—	(30.18)%
	All contract charges	—	863	$187,329	0.24%	—
2021	Lowest contract charge 0.00% Class IB	$ 518.00	—	—	—	26.73%
	Highest contract charge 0.90% Class IB	$ 422.36	—	—	—	25.59%
	All contract charges	—	716	$273,355	0.05%	—
2020	Lowest contract charge 0.00% Class IB	$ 408.75	—	—	—	37.31%
	Highest contract charge 0.90% Class IB	$ 336.31	—	—	—	36.07%
	All contract charges	—	616	$216,523	0.32%	—
2019	Lowest contract charge 0.00% Class IB	$ 297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$ 247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$ 219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$ 184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$ 686.86	—	—	—	(30.59)%
	Highest contract charge 0.60% Class IA	$ 409.26	—	—	—	(31.00)%
	All contract charges	—	97	$53,287	0.07%	—
2021	Lowest contract charge 0.00% Class IA	$ 989.55	—	—	—	24.38%
	Highest contract charge 0.60% Class IA	$ 593.17	—	—	—	23.63%
	All contract charges	—	100	$79,736	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$ 795.61	—	—	—	32.01%
	Highest contract charge 0.60% Class IA	$ 479.80	—	—	—	31.22%
	All contract charges	—	106	$68,593	0.08%	—
2019	Lowest contract charge 0.00% Class IA	$ 602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$ 365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$ 450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$ 275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$ 655.55	—	—	—	(30.59)%
	Highest contract charge 0.90% Class IB	$ 519.80	—	—	—	(31.21)%
	All contract charges	—	428	$222,978	0.07%	—

FSA-148

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2021	Lowest contract charge 0.00% Class IB	$944.45	—	—	—	24.38%
	Highest contract charge 0.90% Class IB	$755.66	—	—	—	23.26%
	All contract charges	—	428	$336,994	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$759.35	—	—	—	32.01%
	Highest contract charge 0.90% Class IB	$613.08	—	—	—	30.82%
	All contract charges	—	452	$288,242	0.08%	—
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—

EQ/Large Cap Value Index
2022	Lowest contract charge 0.00% Class IA	$159.18	—	—	—	(8.23)%
	Highest contract charge 0.90% Class IA	$138.11	—	—	—	(9.05)%
	All contract charges	—	109	$15,998	1.50%	—
2021	Lowest contract charge 0.00% Class IA	$173.45	—	—	—	24.28%
	Highest contract charge 0.90% Class IA	$151.86	—	—	—	23.16%
	All contract charges	—	109	$17,625	1.30%	—
2020	Lowest contract charge 0.00% Class IA	$139.56	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$123.30	—	—	—	1.29%
	All contract charges	—	112	$14,622	1.99%	—
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$ 97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—

EQ/Large Cap Value Index
2022	Lowest contract charge 0.00% Class IB	$183.36	—	—	—	(8.23)%
	Highest contract charge 0.60% Class IB	$143.15	—	—	—	(8.78)%
	All contract charges	—	290	$30,149	1.50%	—
2021	Lowest contract charge 0.00% Class IB	$199.80	—	—	—	24.28%
	Highest contract charge 0.60% Class IB	$156.92	—	—	—	23.53%
	All contract charges	—	200	$28,603	1.30%	—
2020	Lowest contract charge 0.00% Class IB	$160.77	—	—	—	2.21%
	Highest contract charge 0.60% Class IB	$127.03	—	—	—	1.60%
	All contract charges	—	137	$20,398	1.99%	—
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$420.62	—	—	—	(11.60)%
	Highest contract charge 0.90% Class IA	$296.93	—	—	—	(12.39)%
	All contract charges	—	774	$246,135	1.27%	—
2021	Lowest contract charge 0.00% Class IA	$475.81	—	—	—	24.83%
	Highest contract charge 0.90% Class IA	$338.93	—	—	—	23.70%
	All contract charges	—	803	$296,389	0.96%	—
2020	Lowest contract charge 0.00% Class IA	$381.18	—	—	—	5.68%
	Highest contract charge 0.90% Class IA	$273.99	—	—	—	4.73%
	All contract charges	—	838	$251,513	1.56%	—

FSA-149

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility (Continued)
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$313.57	—	—	—	(11.60)%
	Highest contract charge 0.90% Class IB	$293.08	—	—	—	(12.39)%
	All contract charges	—	417	$131,427	1.27%	—
2021	Lowest contract charge 0.00% Class IB	$354.70	—	—	—	24.82%
	Highest contract charge 0.90% Class IB	$334.54	—	—	—	23.70%
	All contract charges	—	441	$157,708	0.96%	—
2020	Lowest contract charge 0.00% Class IB	$284.16	—	—	—	5.68%
	Highest contract charge 0.90% Class IB	$270.44	—	—	—	4.73%
	All contract charges	—	462	$133,000	1.56%	—
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—

EQ/Lazard Emerging Markets Equity
2022	Lowest contract charge 0.00% Class IB	$ 11.42	—	—	—	(14.84)%
	Highest contract charge 0.90% Class IB	$101.78	—	—	—	(15.66)%
	All contract charges	—	1,093	$56,641	4.24%	—
2021	Lowest contract charge 0.00% Class IB	$ 13.41	—	—	—	5.84%
	Highest contract charge 0.90% Class IB	$120.68	—	—	—	4.91%
	All contract charges	—	1,088	$65,422	2.73%	—
2020	Lowest contract charge 0.00% Class IB	$ 12.67	—	—	—	(1.48)%
	Highest contract charge 0.90% Class IB	$115.03	—	—	—	(2.38)%
	All contract charges	—	1,042	$62,372	1.88%	—
2019	Lowest contract charge 0.00% Class IB	$ 12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB(a)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2022	Lowest contract charge 0.00% Class IA	$395.95	—	—	—	(27.98)%
	Highest contract charge 0.90% Class IA	$343.57	—	—	—	(28.63)%
	All contract charges	—	145	$16,860	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$549.81	—	—	—	16.18%
	Highest contract charge 0.90% Class IA	$481.41	—	—	—	15.13%
	All contract charges	—	143	$24,675	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$473.25	—	—	—	30.92%
	Highest contract charge 0.90% Class IA	$418.13	—	—	—	29.74%
	All contract charges	—	151	$23,341	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—

FSA-150

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth
2022	Lowest contract charge 0.00% Class IB	$483.50	—	—	—	(27.99)%
	Highest contract charge 0.60% Class IB	$356.12	—	—	—	(28.42)%
	All contract charges	—	242	$35,851	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$671.39	—	—	—	16.18%
	Highest contract charge 0.60% Class IB	$497.50	—	—	—	15.48%
	All contract charges	—	133	$47,125	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$577.90	—	—	—	30.92%
	Highest contract charge 0.60% Class IB	$430.80	—	—	—	30.14%
	All contract charges	—	87	$40,745	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—

EQ/MFS International Growth(m)
2022	Lowest contract charge 0.00% Class IB	$306.72	—	—	—	(15.19)%
	Highest contract charge 0.90% Class IB	$166.77	—	—	—	(15.95)%
	All contract charges	—	1,091	$100,379	1.16%	—
2021	Lowest contract charge 0.00% Class IB	$361.65	—	—	—	9.43%
	Highest contract charge 0.90% Class IB	$198.42	—	—	—	8.44%
	All contract charges	—	383	$79,072	0.24%	—
2020	Lowest contract charge 0.00% Class IB	$330.50	—	—	—	15.35%
	Highest contract charge 0.90% Class IB	$182.98	—	—	—	14.31%
	All contract charges	—	306	$68,513	0.44%	—
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—

EQ/MFS International Intrinsic Value
2022	Lowest contract charge 0.00% Class IB	$ 25.17	—	—	—	(23.82)%
	Highest contract charge 0.90% Class IB	$224.46	—	—	—	(24.49)%
	All contract charges	—	1,428	$124,069	0.43%	—
2021	Lowest contract charge 0.00% Class IB	$ 33.04	—	—	—	10.24%
	Highest contract charge 0.90% Class IB	$297.26	—	—	—	9.25%
	All contract charges	—	1,331	$162,700	0.36%	—
2020	Lowest contract charge 0.00% Class IB	$ 29.97	—	—	—	20.02%
	Highest contract charge 0.90% Class IB	$272.10	—	—	—	18.95%
	All contract charges	—	1,190	$146,431	0.26%	—
2019	Lowest contract charge 0.00% Class IB	$ 24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(a)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2022	Lowest contract charge 0.00% Class IB	$ 35.60	—	—	—	(27.06)%
	Highest contract charge 0.90% Class IB	$317.44	—	—	—	(27.71)%
	All contract charges	—	525	$51,023	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 48.81	—	—	—	18.87%
	Highest contract charge 0.90% Class IB	$439.13	—	—	—	17.80%
	All contract charges	—	445	$67,538	0.00%	—

FSA-151

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Mid Cap Focused Growth (Continued)
2020	Lowest contract charge 0.00% Class IB	$ 41.06	—	—	—	29.69%
	Highest contract charge 0.90% Class IB	$372.77	—	—	—	28.53%
	All contract charges	—	366	$58,950	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$ 31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(a)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

EQ/MFS Technology
2022	Lowest contract charge 0.00% Class IB	$ 9.52	—	—	—	(36.32)%
	Highest contract charge 0.90% Class IB	$ 94.57	—	—	—	(36.87)%
	All contract charges	—	1,080	$51,840	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 14.95	—	—	—	13.77%
	Highest contract charge 0.90% Class IB	$149.80	—	—	—	12.77%
	All contract charges	—	965	$78,725	0.00%	—
2020	Lowest contract charge 0.00% Class IB(d)	$ 13.14	—	—	—	29.20%
	Highest contract charge 0.90% Class IB(e)	$132.84	—	—	—	28.52%
	All contract charges	—	929	$73,318	0.09%	—

EQ/MFS Utilities Series
2022	Lowest contract charge 0.00% Class IB	$ 29.90	—	—	—	0.44%
	Highest contract charge 0.00% Class IB	$ 29.90	—	—	—	0.44%
	All contract charges	—	185	$5,286	5.92%	—
2021	Lowest contract charge 0.00% Class IB	$ 29.77	—	—	—	13.89%
	Highest contract charge 0.00% Class IB	$ 29.77	—	—	—	13.89%
	All contract charges	—	115	$3,402	1.26%	—
2020	Lowest contract charge 0.00% Class IB	$ 26.14	—	—	—	5.57%
	Highest contract charge 0.00% Class IB	$ 26.14	—	—	—	5.57%
	All contract charges	—	103	$2,885	2.46%	—
2019	Lowest contract charge 0.00% Class IB	$ 24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$ 24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 19.86	—	—	—	(2.65)%
	Highest contract charge 0.90% Class IB(a)	$ 19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2022	Lowest contract charge 0.00% Class IA	$611.77	—	—	—	(13.61)%
	Highest contract charge 0.60% Class IA	$404.62	—	—	—	(14.13)%
	All contract charges	—	226	$45,138	0.98%	—
2021	Lowest contract charge 0.00% Class IA	$708.13	—	—	—	23.88%
	Highest contract charge 0.60% Class IA	$471.18	—	—	—	23.14%
	All contract charges	—	233	$54,330	0.67%	—
2020	Lowest contract charge 0.00% Class IA	$571.62	—	—	—	12.85%
	Highest contract charge 0.60% Class IA	$382.64	—	—	—	12.17%
	All contract charges	—	229	$45,217	1.02%	—
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—

FSA-152

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index
2022	Lowest contract charge 0.00% Class IB	$390.76	—	—	—	(13.61)%
	Highest contract charge 0.90% Class IB	$319.32	—	—	—	(14.38)%
	All contract charges	—	811	$145,633	0.98%	—
2021	Lowest contract charge 0.00% Class IB	$452.31	—	—	—	23.88%
	Highest contract charge 0.90% Class IB	$372.97	—	—	—	22.77%
	All contract charges	—	565	$168,343	0.67%	—
2020	Lowest contract charge 0.00% Class IB	$365.11	—	—	—	12.85%
	Highest contract charge 0.90% Class IB	$303.80	—	—	—	11.84%
	All contract charges	—	402	$128,422	1.02%	—
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IA	$541.45	—	—	—	(14.57)%
	Highest contract charge 0.90% Class IA	$399.63	—	—	—	(15.34)%
	All contract charges	—	389	$167,000	0.92%	—
2021	Lowest contract charge 0.00% Class IA	$633.79	—	—	—	27.40%
	Highest contract charge 0.90% Class IA	$472.03	—	—	—	26.26%
	All contract charges	—	421	$207,687	0.57%	—
2020	Lowest contract charge 0.00% Class IA	$497.47	—	—	—	4.96%
	Highest contract charge 0.90% Class IA	$373.87	—	—	—	4.02%
	All contract charges	—	429	$173,860	1.15%	—
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$501.87	—	—	—	(14.57)%
	Highest contract charge 0.00% Class IB	$501.87	—	—	—	(14.57)%
	All contract charges	—	54	$15,621	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$587.46	—	—	—	27.40%
	Highest contract charge 0.00% Class IB	$587.46	—	—	—	27.40%
	All contract charges	—	45	$18,877	0.57%	—
2020	Lowest contract charge 0.00% Class IB	$461.11	—	—	—	4.97%
	Highest contract charge 0.00% Class IB	$461.11	—	—	—	4.97%
	All contract charges	—	43	$15,181	1.15%	—
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—

EQ/Moderate Allocation
2022	Lowest contract charge 0.00% Class A	$463.66	—	—	—	(15.47)%
	Highest contract charge 0.90% Class A	$381.73	—	—	—	(16.23)%
	All contract charges	—	1,160	$539,229	1.23%	—
2021	Lowest contract charge 0.00% Class A	$548.50	—	—	—	8.42%
	Highest contract charge 0.90% Class A	$455.68	—	—	—	7.44%
	All contract charges	—	1,198	$693,170	2.54%	—

FSA-153

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2020	Lowest contract charge 0.00% Class A	$505.91	—	—	—	11.26%
	Highest contract charge 0.90% Class A	$424.11	—	—	—	10.26%
	All contract charges	—	1,238	$690,114	2.17%	—
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—

EQ/Moderate Allocation
2022	Lowest contract charge 0.00% Class B	$228.29	—	—	—	(15.47)%
	Highest contract charge 0.60% Class B	$202.25	—	—	—	(15.97)%
	All contract charges	—	1,016	$151,389	1.23%	—
2021	Lowest contract charge 0.00% Class B	$270.06	—	—	—	8.42%
	Highest contract charge 0.60% Class B	$240.70	—	—	—	7.77%
	All contract charges	—	859	$182,147	2.54%	—
2020	Lowest contract charge 0.00% Class B	$249.09	—	—	—	11.26%
	Highest contract charge 0.60% Class B	$223.35	—	—	—	10.59%
	All contract charges	—	816	$173,108	2.17%	—
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—

EQ/Moderate Growth Strategy
2022	Lowest contract charge 0.00% Class IB	$205.74	—	—	—	(16.48)%
	Highest contract charge 0.00% Class IB	$205.74	—	—	—	(16.48)%
	All contract charges	—	618	$127,146	0.90%	—
2021	Lowest contract charge 0.00% Class IB	$246.34	—	—	—	11.88%
	Highest contract charge 0.00% Class IB	$246.34	—	—	—	11.88%
	All contract charges	—	637	$156,950	2.04%	—
2020	Lowest contract charge 0.00% Class IB	$220.18	—	—	—	12.38%
	Highest contract charge 0.00% Class IB	$220.18	—	—	—	12.38%
	All contract charges	—	640	$140,860	1.95%	—
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—

EQ/Moderate-Plus Allocation
2022	Lowest contract charge 0.00% Class A	$284.62	—	—	—	(17.06)%
	Highest contract charge 0.90% Class A	$239.17	—	—	—	(17.80)%
	All contract charges	—	1,208	$164,019	1.06%	—
2021	Lowest contract charge 0.00% Class A	$343.15	—	—	—	12.68%
	Highest contract charge 0.90% Class A	$290.96	—	—	—	11.66%
	All contract charges	—	1,261	$209,999	3.50%	—
2020	Lowest contract charge 0.00% Class A	$304.54	—	—	—	14.10%
	Highest contract charge 0.90% Class A	$260.57	—	—	—	13.07%
	All contract charges	—	1,270	$193,066	2.53%	—
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—

FSA-154

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation
2022	Lowest contract charge 0.00% Class B	$278.81	—	—	—	(17.06)%
	Highest contract charge 0.60% Class B	$248.32	—	—	—	(17.55)%
	All contract charges	—	1,691	$269,132	1.06%	—
2021	Lowest contract charge 0.00% Class B	$336.15	—	—	—	12.68%
	Highest contract charge 0.60% Class B	$301.19	—	—	—	12.00%
	All contract charges	—	1,307	$330,016	3.50%	—
2020	Lowest contract charge 0.00% Class B	$298.33	—	—	—	14.10%
	Highest contract charge 0.60% Class B	$268.92	—	—	—	13.42%
	All contract charges	—	1,062	$295,380	2.53%	—
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—

EQ/Money Market
2022	Lowest contract charge 0.00% Class IA	$180.25	—	—	—	1.09%
	Highest contract charge 0.90% Class IA	$148.40	—	—	—	0.18%
	All contract charges	—	1,943	$189,825	1.19%	—
2021	Lowest contract charge 0.00% Class IA	$178.31	—	—	—	0.19%
	Highest contract charge 0.90% Class IA	$148.13	—	—	—	(0.72)%
	All contract charges	—	1,435	$104,556	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$177.98	—	—	—	0.20%
	Highest contract charge 0.90% Class IA	$149.20	—	—	—	(0.70)%
	All contract charges	—	1,626	$111,117	0.18%	—
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—

EQ/Money Market
2022	Lowest contract charge 0.00% Class IB	$137.75	—	—	—	1.09%
	Highest contract charge 0.60% Class IB	$124.96	—	—	—	0.48%
	All contract charges	—	1,151	$65,119	1.19%	—
2021	Lowest contract charge 0.00% Class IB	$136.26	—	—	—	0.18%
	Highest contract charge 0.60% Class IB	$124.36	—	—	—	(0.42)%
	All contract charges	—	909	$58,332	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$136.01	—	—	—	0.21%
	Highest contract charge 0.60% Class IB	$124.88	—	—	—	(0.40)%
	All contract charges	—	635	$52,815	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—

EQ/Morgan Stanley Small Cap Growth
2022	Lowest contract charge 0.00% Class IB	$102.92	—	—	—	(44.16)%
	Highest contract charge 0.90% Class IB	$100.52	—	—	—	(44.67)%
	All contract charges	—	315	$24,019	0.01%	—
2021	Lowest contract charge 0.00% Class IB	$184.32	—	—	—	2.75%
	Highest contract charge 0.90% Class IB	$181.66	—	—	—	1.83%
	All contract charges	—	266	$44,103	0.00%	—
2020	Lowest contract charge 0.00% Class IB(d)	$179.38	—	—	—	75.38%
	Highest contract charge 0.90% Class IB(f)	$178.39	—	—	—	74.52%
	All contract charges	—	224	$39,182	0.00%	—

FSA-155

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Global Real Return
2022	Lowest contract charge 0.00% Class IB	$ 97.67	—	—	—	(16.03)%
	Highest contract charge 0.00% Class IB	$ 97.67	—	—	—	(16.03)%
	All contract charges	—	24	$478	13.54%	—
2021	Lowest contract charge 0.00% Class IB	$116.31	—	—	—	4.19%
	Highest contract charge 0.00% Class IB	$116.31	—	—	—	4.19%
	All contract charges	—	8	$170	18.22%	—
2020	Lowest contract charge 0.00% Class IB	$111.63	—	—	—	10.52%
	Highest contract charge 0.00% Class IB	$111.63	—	—	—	10.52%
	All contract charges	—	—	$28	0.00%	—
2019	Lowest contract charge 0.00% Class IB(b)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB(b)	$101.00	—	—	—	0.52%
	All contract charges	—	—	$—	11.94%	—

EQ/PIMCO Real Return
2022	Lowest contract charge 0.00% Class IB	$138.75	—	—	—	(11.40)%
	Highest contract charge 0.90% Class IB	$123.71	—	—	—	(12.20)%
	All contract charges	—	502	$34,004	6.18%	—
2021	Lowest contract charge 0.00% Class IB	$156.60	—	—	—	5.32%
	Highest contract charge 0.90% Class IB	$140.90	—	—	—	4.38%
	All contract charges	—	490	$35,999	4.03%	—
2020	Lowest contract charge 0.00% Class IB	$148.69	—	—	—	11.34%
	Highest contract charge 0.90% Class IB	$134.99	—	—	—	10.34%
	All contract charges	—	342	$31,066	1.44%	—
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(a)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(a)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return ESG
2022	Lowest contract charge 0.00% Class IB	$129.96	—	—	—	(14.00)%
	Highest contract charge 0.90% Class IB	$115.87	—	—	—	(14.78)%
	All contract charges	—	1,008	$69,934	3.18%	—
2021	Lowest contract charge 0.00% Class IB	$151.12	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$135.96	—	—	—	(2.31)%
	All contract charges	—	953	$82,552	1.66%	—
2020	Lowest contract charge 0.00% Class IB	$153.30	—	—	—	8.63%
	Highest contract charge 0.90% Class IB	$139.18	—	—	—	7.66%
	All contract charges	—	916	$88,922	1.85%	—
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(a)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(a)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 0.00% Class IA	$124.38	—	—	—	(0.61)%
	Highest contract charge 0.90% Class IA	$107.93	—	—	—	(1.50)%
	All contract charges	—	108	$12,717	1.36%	—
2021	Lowest contract charge 0.00% Class IA	$125.14	—	—	—	(0.45)%
	Highest contract charge 0.90% Class IA	$109.57	—	—	—	(1.35)%
	All contract charges	—	127	$15,092	0.43%	—
2020	Lowest contract charge 0.00% Class IA	$125.71	—	—	—	1.11%
	Highest contract charge 0.90% Class IA	$111.07	—	—	—	0.21%
	All contract charges	—	124	$14,858	0.70%	—

FSA-156

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond (Continued)
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—

EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(0.61)%
	Highest contract charge 0.60% Class IB	$112.57	—	—	—	(1.19)%
	All contract charges	—	215	$19,886	1.36%	—
2021	Lowest contract charge 0.00% Class IB	$128.25	—	—	—	(0.45)%
	Highest contract charge 0.60% Class IB	$113.93	—	—	—	(1.06)%
	All contract charges	—	179	$19,500	0.43%	—
2020	Lowest contract charge 0.00% Class IB	$128.83	—	—	—	1.11%
	Highest contract charge 0.60% Class IB	$115.15	—	—	—	0.52%
	All contract charges	—	145	$17,313	0.70%	—
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—

EQ/Quality Bond PLUS
2022	Lowest contract charge 0.00% Class IA	$253.16	—	—	—	(10.21)%
	Highest contract charge 0.90% Class IA	$183.33	—	—	—	(11.01)%
	All contract charges	—	204	$18,392	0.64%	—
2021	Lowest contract charge 0.00% Class IA	$281.95	—	—	—	(2.11)%
	Highest contract charge 0.90% Class IA	$206.02	—	—	—	(3.00)%
	All contract charges	—	226	$22,967	0.75%	—
2020	Lowest contract charge 0.00% Class IA	$288.04	—	—	—	5.97%
	Highest contract charge 0.90% Class IA	$212.39	—	—	—	5.02%
	All contract charges	—	189	$25,236	1.33%	—
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—

EQ/Quality Bond PLUS
2022	Lowest contract charge 0.00% Class IB	$170.82	—	—	—	(10.21)%
	Highest contract charge 0.60% Class IB	$147.91	—	—	—	(10.75)%
	All contract charges	—	105	$16,425	0.64%	—
2021	Lowest contract charge 0.00% Class IB	$190.25	—	—	—	(2.11)%
	Highest contract charge 0.60% Class IB	$165.72	—	—	—	(2.71)%
	All contract charges	—	107	$18,788	0.75%	—
2020	Lowest contract charge 0.00% Class IB	$194.36	—	—	—	5.98%
	Highest contract charge 0.60% Class IB	$170.33	—	—	—	5.34%
	All contract charges	—	108	$19,417	1.33%	—
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—

FSA-157

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2022	Lowest contract charge 0.00% Class IA	$633.37	—	—	—	(19.81)%
	Highest contract charge 0.90% Class IA	$466.23	—	—	—	(20.54)%
	All contract charges	—	243	$60,178	0.93%	—
2021	Lowest contract charge 0.00% Class IA	$789.88	—	—	—	15.06%
	Highest contract charge 0.90% Class IA	$586.72	—	—	—	14.03%
	All contract charges	—	233	$77,641	0.67%	—
2020	Lowest contract charge 0.00% Class IA	$686.49	—	—	—	19.73%
	Highest contract charge 0.90% Class IA	$514.55	—	—	—	18.66%
	All contract charges	—	211	$63,268	1.07%	—
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—

EQ/Small Company Index
2022	Lowest contract charge 0.00% Class IB	$459.83	—	—	—	(19.81)%
	Highest contract charge 0.90% Class IB	$407.49	—	—	—	(20.53)%
	All contract charges	—	491	$68,582	0.93%	—
2021	Lowest contract charge 0.00% Class IB	$573.46	—	—	—	15.06%
	Highest contract charge 0.90% Class IB	$512.79	—	—	—	14.02%
	All contract charges	—	274	$78,603	0.67%	—
2020	Lowest contract charge 0.00% Class IB	$498.40	—	—	—	19.73%
	Highest contract charge 0.90% Class IB	$449.72	—	—	—	18.66%
	All contract charges	—	157	$65,897	1.07%	—
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—

EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 0.00% Class IA	$313.22	—	—	—	(38.64)%
	Highest contract charge 0.60% Class IA	$284.70	—	—	—	(39.01)%
	All contract charges	—	521	$28,467	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$510.44	—	—	—	13.83%
	Highest contract charge 0.60% Class IA	$466.77	—	—	—	13.15%
	All contract charges	—	513	$46,415	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$448.43	—	—	—	36.55%
	Highest contract charge 0.60% Class IA	$412.54	—	—	—	35.74%
	All contract charges	—	507	$40,309	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—

EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 0.00% Class IB	$366.87	—	—	—	(38.64)%
	Highest contract charge 0.90% Class IB	$268.25	—	—	—	(39.19)%
	All contract charges	—	928	$113,563	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$597.87	—	—	—	13.83%
	Highest contract charge 0.90% Class IB	$441.13	—	—	—	12.80%
	All contract charges	—	657	$180,181	0.00%	—

FSA-158

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2020	Lowest contract charge 0.00% Class IB	$525.24	—	—	—	36.55%
	Highest contract charge 0.90% Class IB	$391.06	—	—	—	35.33%
	All contract charges	—	481	$162,397	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—

EQ/T. Rowe Price Health Sciences
2022	Lowest contract charge 0.00% Class IB	$ 60.44	—	—	—	(13.38)%
	Highest contract charge 0.00% Class IB	$ 60.44	—	—	—	(13.38)%
	All contract charges	—	334	$14,700	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$ 69.78	—	—	—	9.51%
	Highest contract charge 0.00% Class IB	$ 69.78	—	—	—	9.51%
	All contract charges	—	230	$14,302	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 63.72	—	—	—	26.91%
	Highest contract charge 0.00% Class IB	$ 63.72	—	—	—	26.91%
	All contract charges	—	158	$10,848	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$ 50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$ 50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 39.13	—	—	—	(9.44)%
	Highest contract charge 0.90% Class IB(a)	$ 39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/Value Equity
2022	Lowest contract charge 0.00% Class IA	$486.73	—	—	—	(15.11)%
	Highest contract charge 0.60% Class IA	$433.53	—	—	—	(15.62)%
	All contract charges	—	248	$38,916	1.05%	—
2021	Lowest contract charge 0.00% Class IA	$573.38	—	—	—	25.37%
	Highest contract charge 0.60% Class IA	$513.78	—	—	—	24.62%
	All contract charges	—	254	$48,378	0.68%	—
2020	Lowest contract charge 0.00% Class IA	$457.34	—	—	—	2.82%
	Highest contract charge 0.60% Class IA	$412.28	—	—	—	2.20%
	All contract charges	—	251	$39,981	1.96%	—
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—

EQ/Value Equity
2022	Lowest contract charge 0.00% Class IB	$640.62	—	—	—	(15.11)%
	Highest contract charge 0.90% Class IB	$507.96	—	—	—	(15.87)%
	All contract charges	—	345	$159,860	1.05%	—
2021	Lowest contract charge 0.00% Class IB	$754.65	—	—	—	25.37%
	Highest contract charge 0.90% Class IB	$603.81	—	—	—	24.24%
	All contract charges	—	331	$202,308	0.68%	—
2020	Lowest contract charge 0.00% Class IB	$601.93	—	—	—	2.82%
	Highest contract charge 0.90% Class IB	$485.99	—	—	—	1.89%
	All contract charges	—	325	$168,927	1.96%	—
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—

FSA-159

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Wellington Energy
2022	Lowest contract charge 0.00% Class IB	$ 8.25	—	—	—	32.42%
	Highest contract charge 0.90% Class IB	$ 73.59	—	—	—	31.22%
	All contract charges	—	1,180	$26,842	4.80%	—
2021	Lowest contract charge 0.00% Class IB	$ 6.23	—	—	—	35.43%
	Highest contract charge 0.90% Class IB	$ 56.08	—	—	—	34.39%
	All contract charges	—	476	$15,210	3.31%	—
2020	Lowest contract charge 0.00% Class IB	$ 4.60	—	—	—	(37.24)%
	Highest contract charge 0.90% Class IB	$ 41.73	—	—	—	(37.89)%
	All contract charges	—	383	$10,094	3.79%	—
2019	Lowest contract charge 0.00% Class IB	$ 7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$ 67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(a)	$ 7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(a)	$ 67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Equitable Conservative Growth MF/ETF
2022	Lowest contract charge 0.00% Class IB	$152.12	—	—	—	(12.45)%
	Highest contract charge 0.80% Class IB	$140.78	—	—	—	(13.15)%
	All contract charges	—	168	$15,553	1.77%	—
2021	Lowest contract charge 0.00% Class IB	$173.75	—	—	—	10.11%
	Highest contract charge 0.80% Class IB	$162.09	—	—	—	9.23%
	All contract charges	—	174	$16,775	0.60%	—
2020	Lowest contract charge 0.00% Class IB	$157.79	—	—	—	13.11%
	Highest contract charge 0.90% Class IB	$147.26	—	—	—	12.10%
	All contract charges	—	154	$14,768	1.03%	—
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$338.20	—	—	—	(17.05)%
	Highest contract charge 0.00% Service Class 2	$338.20	—	—	—	(17.05)%
	All contract charges	—	45	$1,638	1.87%	—
2021	Lowest contract charge 0.00% Service Class 2	$407.70	—	—	—	13.69%
	Highest contract charge 0.00% Service Class 2	$407.70	—	—	—	13.69%
	All contract charges	—	19	$1,564	1.21%	—
2020	Lowest contract charge 0.00% Service Class 2	$358.62	—	—	—	16.95%
	Highest contract charge 0.00% Service Class 2	$358.62	—	—	—	16.95%
	All contract charges	—	14	$1,329	0.91%	—
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—

Fidelity® VIP Equity-Income Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$479.74	—	—	—	(5.24)%
	Highest contract charge 0.00% Service Class 2	$479.74	—	—	—	(5.24)%
	All contract charges	—	109	$6,817	2.05%	—
2021	Lowest contract charge 0.00% Service Class 2	$506.29	—	—	—	24.60%
	Highest contract charge 0.00% Service Class 2	$506.29	—	—	—	24.60%
	All contract charges	—	104	$5,421	1.74%	—

FSA-160

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio (Continued)
2020	Lowest contract charge 0.00% Service Class 2	$406.32	—	—	—	6.44%
	Highest contract charge 0.00% Service Class 2	$406.32	—	—	—	6.44%
	All contract charges	—	65	$2,968	1.75%	—
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—

Fidelity® VIP Government Money Market Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$105.52	—	—	—	1.27%
	Highest contract charge 0.00% Service Class 2	$105.52	—	—	—	1.27%
	All contract charges	—	133	$2,078	1.13%	—
2021	Lowest contract charge 0.00% Service Class 2	$104.20	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$104.20	—	—	—	0.01%
	All contract charges	—	132	$2,269	0.01%	—
2020	Lowest contract charge 0.00% Service Class 2	$104.19	—	—	—	0.23%
	Highest contract charge 0.00% Service Class 2	$104.19	—	—	—	0.23%
	All contract charges	—	106	$2,199	0.20%	—
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—

Fidelity® VIP Growth & Income Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$497.03	—	—	—	(5.17)%
	Highest contract charge 0.90% Service Class 2	$326.21	—	—	—	(6.02)%
	All contract charges	—	380	$24,195	1.65%	—
2021	Lowest contract charge 0.00% Service Class 2	$524.15	—	—	—	25.64%
	Highest contract charge 0.90% Service Class 2	$347.12	—	—	—	24.51%
	All contract charges	—	178	$20,279	2.35%	—
2020	Lowest contract charge 0.00% Service Class 2	$417.19	—	—	—	7.60%
	Highest contract charge 0.90% Service Class 2	$278.79	—	—	—	6.62%
	All contract charges	—	115	$13,488	1.99%	—
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—

Fidelity® VIP High Income Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$274.47	—	—	—	(11.67)%
	Highest contract charge 0.00% Service Class 2	$274.47	—	—	—	(11.67)%
	All contract charges	—	76	$3,045	5.06%	—
2021	Lowest contract charge 0.00% Service Class 2	$310.75	—	—	—	4.29%
	Highest contract charge 0.00% Service Class 2	$310.75	—	—	—	4.29%
	All contract charges	—	74	$3,420	5.79%	—
2020	Lowest contract charge 0.00% Service Class 2	$297.96	—	—	—	2.42%
	Highest contract charge 0.00% Service Class 2	$297.96	—	—	—	2.42%
	All contract charges	—	69	$2,772	4.75%	—
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—

FSA-161

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Investment Grade Bond Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$181.37	—	—	—	(13.21)%
	Highest contract charge 0.00% Service Class 2	$181.37	—	—	—	(13.21)%
	All contract charges	—	777	$19,359	2.12%	—
2021	Lowest contract charge 0.00% Service Class 2	$208.98	—	—	—	(0.90)%
	Highest contract charge 0.00% Service Class 2	$208.98	—	—	—	(0.90)%
	All contract charges	—	805	$24,112	1.29%	—
2020	Lowest contract charge 0.00% Service Class 2	$210.87	—	—	—	9.16%
	Highest contract charge 0.00% Service Class 2	$210.87	—	—	—	9.16%
	All contract charges	—	949	$57,788	2.09%	—
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—

Fidelity® VIP Mid Cap Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$767.03	—	—	—	(14.97)%
	Highest contract charge 0.90% Service Class 2	$260.14	—	—	—	(15.73)%
	All contract charges	—	336	$39,148	0.26%	—
2021	Lowest contract charge 0.00% Service Class 2	$902.03	—	—	—	25.30%
	Highest contract charge 0.90% Service Class 2	$308.71	—	—	—	24.18%
	All contract charges	—	320	$49,646	0.38%	—
2020	Lowest contract charge 0.00% Service Class 2	$719.87	—	—	—	17.87%
	Highest contract charge 0.90% Service Class 2	$248.60	—	—	—	16.81%
	All contract charges	—	290	$39,241	0.41%	—
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—

Fidelity® VIP Value Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$511.74	—	—	—	(4.29)%
	Highest contract charge 0.00% Service Class 2	$511.74	—	—	—	(4.29)%
	All contract charges	—	162	$3,825	1.45%	—
2021	Lowest contract charge 0.00% Service Class 2	$534.67	—	—	—	29.72%
	Highest contract charge 0.00% Service Class 2	$534.67	—	—	—	29.72%
	All contract charges	—	80	$2,591	1.82%	—
2020	Lowest contract charge 0.00% Service Class 2	$412.18	—	—	—	6.02%
	Highest contract charge 0.00% Service Class 2	$412.18	—	—	—	6.02%
	All contract charges	—	29	$1,349	1.31%	—
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—

Fidelity® VIP Value Strategies Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$634.32	—	—	—	(7.35)%
	Highest contract charge 0.00% Service Class 2	$634.32	—	—	—	(7.35)%
	All contract charges	—	15	$993	1.07%	—
2021	Lowest contract charge 0.00% Service Class 2	$684.63	—	—	—	33.34%
	Highest contract charge 0.00% Service Class 2	$684.63	—	—	—	33.34%
	All contract charges	—	12	$847	1.86%	—

FSA-162

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Value Strategies Portfolio (Continued)
2020	Lowest contract charge 0.00% Service Class 2	$513.44	—	—	—	8.02%
	Highest contract charge 0.00% Service Class 2	$513.44	—	—	—	8.02%
	All contract charges	—	5	$287	1.06%	—
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—

Franklin Small Cap Value VIP Fund
2022	Lowest contract charge 0.00% Class 2	$290.42	—	—	—	(10.06)%
	Highest contract charge 0.90% Class 2	$258.94	—	—	—	(10.87)%
	All contract charges	—	457	$23,585	0.99%	—
2021	Lowest contract charge 0.00% Class 2	$322.92	—	—	—	25.37%
	Highest contract charge 0.90% Class 2	$290.53	—	—	—	24.24%
	All contract charges	—	351	$22,920	1.00%	—
2020	Lowest contract charge 0.00% Class 2	$257.58	—	—	—	5.19%
	Highest contract charge 0.90% Class 2	$233.85	—	—	—	4.24%
	All contract charges	—	300	$16,104	1.50%	—
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—

Invesco V.I. Diversified Dividend Fund
2022	Lowest contract charge 0.00% Series II	$271.39	—	—	—	(1.92)%
	Highest contract charge 0.00% Series II	$271.39	—	—	—	(1.92)%
	All contract charges	—	457	$13,894	1.30%	—
2021	Lowest contract charge 0.00% Series II	$276.71	—	—	—	18.59%
	Highest contract charge 0.00% Series II	$276.71	—	—	—	18.59%
	All contract charges	—	606	$19,814	2.00%	—
2020	Lowest contract charge 0.00% Series II	$233.33	—	—	—	(0.13)%
	Highest contract charge 0.00% Series II	$233.33	—	—	—	(0.13)%
	All contract charges	—	607	$16,387	2.88%	—
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—

Invesco V.I. Main Street Mid Cap Fund
2022	Lowest contract charge 0.00% Series II	$228.72	—	—	—	(14.46)%
	Highest contract charge 0.90% Series II	$203.93	—	—	—	(15.22)%
	All contract charges	—	32	$3,451	0.07%	—
2021	Lowest contract charge 0.00% Series II	$267.37	—	—	—	22.87%
	Highest contract charge 0.90% Series II	$240.54	—	—	—	21.76%
	All contract charges	—	41	$4,705	0.25%	—
2020	Lowest contract charge 0.00% Series II	$217.61	—	—	—	8.94%
	Highest contract charge 0.90% Series II	$197.56	—	—	—	7.96%
	All contract charges	—	39	$3,792	0.48%	—
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—

FSA-163

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Small Cap Equity Fund
2022	Lowest contract charge 0.00% Series II	$267.22	—	—	—	(20.73)%
	Highest contract charge 0.90% Series II	$238.25	—	—	—	(21.44)%
	All contract charges	—	62	$7,464	0.00%	—
2021	Lowest contract charge 0.00% Series II	$337.11	—	—	—	20.10%
	Highest contract charge 0.90% Series II	$303.29	—	—	—	19.01%
	All contract charges	—	72	$10,218	0.00%	—
2020	Lowest contract charge 0.00% Series II	$280.70	—	—	—	26.86%
	Highest contract charge 0.90% Series II	$254.84	—	—	—	25.73%
	All contract charges	—	53	$7,669	0.03%	—
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—

Janus Henderson Balanced Portfolio
2022	Lowest contract charge 0.00% Class Service Shares	$ 9.26	—	—	—	(16.50)%
	Highest contract charge 0.00% Class Service Shares	$ 9.26	—	—	—	(16.50)%
	All contract charges	—	38	$980	1.41%	—
2021	Lowest contract charge 0.00% Class Service Shares(g)	$ 11.09	—	—	—	10.13%
	Highest contract charge 0.00% Class Service Shares(g)	$ 11.09	—	—	—	10.13%
	All contract charges	—	—	$7	0.61%	—

Lord Abbett Series Fund — Bond Debenture Portfolio
2022	Lowest contract charge 0.00% Class VC Shares	$101.09	—	—	—	(12.67)%
	Highest contract charge 0.00% Class VC Shares	$101.09	—	—	—	(12.67)%
	All contract charges	—	132	$1,575	6.16%	—
2021	Lowest contract charge 0.00% Class VC Shares	$115.76	—	—	—	3.43%
	Highest contract charge 0.00% Class VC Shares	$115.76	—	—	—	3.43%
	All contract charges	—	68	$907	4.81%	—
2020	Lowest contract charge 0.00% Class VC Shares	$111.92	—	—	—	7.46%
	Highest contract charge 0.00% Class VC Shares	$111.92	—	—	—	7.46%
	All contract charges	—	19	$240	19.20%	—
2019	Lowest contract charge 0.00% Class VC Shares(b)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(b)	$104.15	—	—	—	2.11%
	All contract charges	—	—	$—	0.00%	—

MFS® Investors Trust Series
2022	Lowest contract charge 0.00% Service Class	$342.89	—	—	—	(16.69)%
	Highest contract charge 0.90% Service Class	$305.72	—	—	—	(17.44)%
	All contract charges	—	12	$4,034	0.36%	—
2021	Lowest contract charge 0.00% Service Class	$411.57	—	—	—	26.51%
	Highest contract charge 0.90% Service Class	$370.29	—	—	—	25.37%
	All contract charges	—	15	$6,188	0.40%	—
2020	Lowest contract charge 0.00% Service Class	$325.33	—	—	—	13.60%
	Highest contract charge 0.90% Service Class	$295.36	—	—	—	12.58%
	All contract charges	—	14	$4,212	0.42%	—
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—

FSA-164

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio
2022	Lowest contract charge 0.00% Service Class	$419.90	—	—	—	(19.45)%
	Highest contract charge 0.90% Service Class	$374.39	—	—	—	(20.17)%
	All contract charges	—	24	$10,173	0.00%	—
2021	Lowest contract charge 0.00% Service Class	$521.27	—	—	—	25.66%
	Highest contract charge 0.90% Service Class	$468.99	—	—	—	24.53%
	All contract charges	—	27	$14,080	0.03%	—
2020	Lowest contract charge 0.00% Service Class	$414.83	—	—	—	22.20%
	Highest contract charge 0.90% Service Class	$376.62	—	—	—	21.10%
	All contract charges	—	29	$12,089	0.22%	—
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—

Multimanager Aggressive Equity
2022	Lowest contract charge 0.00% Class IA	$590.13	—	—	—	(32.17)%
	Highest contract charge 0.90% Class IA	$555.64	—	—	—	(32.78)%
	All contract charges	—	350	$450,513	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$869.97	—	—	—	20.50%
	Highest contract charge 0.90% Class IA	$826.56	—	—	—	19.42%
	All contract charges	—	377	$707,067	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$721.95	—	—	—	38.82%
	Highest contract charge 0.90% Class IA	$692.16	—	—	—	37.57%
	All contract charges	—	388	$623,036	0.00%	—
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—

Multimanager Aggressive Equity
2022	Lowest contract charge 0.00% Class IB	$300.56	—	—	—	(32.17)%
	Highest contract charge 0.60% Class IB	$261.81	—	—	—	(32.57)%
	All contract charges	—	229	$40,442	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$443.08	—	—	—	20.50%
	Highest contract charge 0.60% Class IB	$388.29	—	—	—	19.78%
	All contract charges	—	168	$57,417	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$367.70	—	—	—	38.82%
	Highest contract charge 0.60% Class IB	$324.17	—	—	—	37.99%
	All contract charges	—	150	$49,503	0.00%	—
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—

Multimanager Core Bond
2022	Lowest contract charge 0.00% Class IA	$175.00	—	—	—	(12.73)%
	Highest contract charge 0.60% Class IA	$162.65	—	—	—	(13.26)%
	All contract charges	—	199	$15,884	2.32%	—
2021	Lowest contract charge 0.00% Class IA	$200.53	—	—	—	(1.43)%
	Highest contract charge 0.60% Class IA	$187.51	—	—	—	(2.02)%
	All contract charges	—	205	$21,019	1.45%	—

FSA-165

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2020	Lowest contract charge 0.00% Class IA	$ 203.44	—	—	—	6.26%
	Highest contract charge 0.60% Class IA	$ 191.38	—	—	—	5.62%
	All contract charges	—	196	$20,836	1.93%	—
2019	Lowest contract charge 0.00% Class IA	$ 191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$ 181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$ 178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$ 169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

Multimanager Core Bond
2022	Lowest contract charge 0.00% Class IB	$ 180.39	—	—	—	(12.73)%
	Highest contract charge 0.90% Class IB	$ 149.20	—	—	—	(13.52)%
	All contract charges	—	210	$35,269	2.32%	—
2021	Lowest contract charge 0.00% Class IB	$ 206.71	—	—	—	(1.43)%
	Highest contract charge 0.90% Class IB	$ 172.53	—	—	—	(2.32)%
	All contract charges	—	224	$43,566	1.45%	—
2020	Lowest contract charge 0.00% Class IB	$ 209.71	—	—	—	6.26%
	Highest contract charge 0.90% Class IB	$ 176.62	—	—	—	5.31%
	All contract charges	—	224	$43,888	1.93%	—
2019	Lowest contract charge 0.00% Class IB	$ 197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$ 167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$ 183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$ 157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—

Multimanager Technology
2022	Lowest contract charge 0.00% Class IA	$1,158.14	—	—	—	(37.30)%
	Highest contract charge 0.60% Class IA	$ 570.90	—	—	—	(37.67)%
	All contract charges	—	87	$33,030	0.00%	—
2021	Lowest contract charge 0.00% Class IA	$1,847.01	—	—	—	20.82%
	Highest contract charge 0.60% Class IA	$ 915.97	—	—	—	20.10%
	All contract charges	—	90	$52,833	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$1,528.68	—	—	—	53.27%
	Highest contract charge 0.60% Class IA	$ 762.68	—	—	—	52.35%
	All contract charges	—	80	$44,996	0.12%	—
2019	Lowest contract charge 0.00% Class IA	$ 997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$ 500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$ 723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$ 365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—

Multimanager Technology
2022	Lowest contract charge 0.00% Class IB	$ 941.54	—	—	—	(37.30)%
	Highest contract charge 0.90% Class IB	$ 480.02	—	—	—	(37.86)%
	All contract charges	—	430	$142,780	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$1,501.58	—	—	—	20.82%
	Highest contract charge 0.90% Class IB	$ 772.50	—	—	—	19.74%
	All contract charges	—	345	$231,063	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$1,242.78	—	—	—	53.27%
	Highest contract charge 0.90% Class IB	$ 645.17	—	—	—	51.89%
	All contract charges	—	290	$200,982	0.12%	—
2019	Lowest contract charge 0.00% Class IB	$ 810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$ 424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$ 588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$ 310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—

FSA-166

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Natural Resources Portfolio
2022	Lowest contract charge 0.00% Class II	$ 93.58	—	—	—	21.55%
	Highest contract charge 0.00% Class II	$ 93.58	—	—	—	21.55%
	All contract charges	—	161	$5,158	0.00%	—
2021	Lowest contract charge 0.00% Class II	$ 76.99	—	—	—	25.02%
	Highest contract charge 0.00% Class II	$ 76.99	—	—	—	25.02%
	All contract charges	—	108	$2,855	0.00%	—
2020	Lowest contract charge 0.00% Class II	$ 61.58	—	—	—	11.82%
	Highest contract charge 0.00% Class II	$ 61.58	—	—	—	11.82%
	All contract charges	—	89	$1,607	0.00%	—
2019	Lowest contract charge 0.00% Class II	$ 55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class II	$ 55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$ 49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$ 49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2022	Lowest contract charge 0.00% Advisor Class	$101.98	—	—	—	8.66%
	Highest contract charge 0.90% Advisor Class	$ 90.93	—	—	—	7.69%
	All contract charges	—	253	$21,540	20.71%	—
2021	Lowest contract charge 0.00% Advisor Class	$ 93.85	—	—	—	33.10%
	Highest contract charge 0.90% Advisor Class	$ 84.44	—	—	—	31.92%
	All contract charges	—	200	$17,425	4.14%	—
2020	Lowest contract charge 0.00% Advisor Class	$ 70.51	—	—	—	1.23%
	Highest contract charge 0.90% Advisor Class	$ 64.01	—	—	—	0.31%
	All contract charges	—	182	$12,315	6.14%	—
2019	Lowest contract charge 0.00% Advisor Class	$ 69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$ 63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$ 62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$ 57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—

T. Rowe Price Blue Chip Growth Portfolio
2022	Lowest contract charge 0.00% Class II(o)	$ 10.30	—	—	—	(4.63)%
	Highest contract charge 0.00% Class II(o)	$ 10.30	—	—	—	(4.63)%
	All contract charges	—	2	$21	0.00%	—

T. Rowe Price Equity Income Portfolio
2022	Lowest contract charge 0.00% Class II	$291.74	—	—	—	(3.59)%
	Highest contract charge 0.90% Class II	$260.12	—	—	—	(4.45)%
	All contract charges	—	167	$22,414	1.67%	—
2021	Lowest contract charge 0.00% Class II	$302.59	—	—	—	25.21%
	Highest contract charge 0.90% Class II	$272.24	—	—	—	24.09%
	All contract charges	—	119	$22,898	1.40%	—
2020	Lowest contract charge 0.00% Class II	$241.66	—	—	—	0.96%
	Highest contract charge 0.90% Class II	$219.39	—	—	—	0.05%
	All contract charges	—	79	$17,191	2.12%	—
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—

T. Rowe Price Mid-Cap Growth Portfolio
2022	Lowest contract charge 0.00% Class II(o)	$ 10.53	—	—	—	(1.77)%
	Highest contract charge 0.00% Class II(o)	$ 10.53	—	—	—	(1.77)%
	All contract charges	—	—	$—	0.00%	—

FSA-167

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2022	Lowest contract charge 0.00% Class B	$174.62	—	—	—	(14.14)%
	Highest contract charge 0.00% Class B	$174.62	—	—	—	(14.14)%
	All contract charges	—	26	$807	1.79%	—
2021	Lowest contract charge 0.00% Class B	$203.37	—	—	—	6.27%
	Highest contract charge 0.00% Class B	$203.37	—	—	—	6.27%
	All contract charges	—	29	$1,259	0.98%	—
2020	Lowest contract charge 0.00% Class B	$191.38	—	—	—	10.31%
	Highest contract charge 0.00% Class B	$191.38	—	—	—	10.31%
	All contract charges	—	85	$2,807	2.22%	—
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—

Target 2025 Allocation
2022	Lowest contract charge 0.00% Class B	$203.42	—	—	—	(15.24)%
	Highest contract charge 0.80% Class B	$129.61	—	—	—	(15.92)%
	All contract charges	—	126	$7,915	1.54%	—
2021	Lowest contract charge 0.00% Class B	$240.00	—	—	—	10.73%
	Highest contract charge 0.80% Class B	$154.15	—	—	—	9.85%
	All contract charges	—	134	$11,210	1.40%	—
2020	Lowest contract charge 0.00% Class B	$216.74	—	—	—	12.28%
	Highest contract charge 0.80% Class B	$140.33	—	—	—	11.37%
	All contract charges	—	169	$16,063	1.88%	—
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—

Target 2035 Allocation
2022	Lowest contract charge 0.00% Class B	$222.47	—	—	—	(16.29)%
	Highest contract charge 0.60% Class B	$140.53	—	—	—	(16.79)%
	All contract charges	—	145	$8,974	1.50%	—
2021	Lowest contract charge 0.00% Class B	$265.77	—	—	—	14.07%
	Highest contract charge 0.60% Class B	$168.89	—	—	—	13.39%
	All contract charges	—	120	$9,388	1.56%	—
2020	Lowest contract charge 0.00% Class B	$232.99	—	—	—	13.68%
	Highest contract charge 0.60% Class B	$148.95	—	—	—	12.99%
	All contract charges	—	210	$10,674	1.86%	—
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—

Target 2045 Allocation
2022	Lowest contract charge 0.00% Class B	$234.53	—	—	—	(16.78)%
	Highest contract charge 0.80% Class B	$144.21	—	—	—	(17.44)%
	All contract charges	—	107	$7,089	1.35%	—
2021	Lowest contract charge 0.00% Class B	$281.81	—	—	—	16.32%
	Highest contract charge 0.80% Class B	$174.68	—	—	—	15.38%
	All contract charges	—	107	$7,371	1.97%	—

FSA-168

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2020	Lowest contract charge 0.00% Class B	$242.28	—	—	—	14.09%
	Highest contract charge 0.80% Class B	$151.39	—	—	—	13.18%
	All contract charges	—	90	$6,033	1.63%	—
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—

Target 2055 Allocation
2022	Lowest contract charge 0.00% Class B	$162.08	—	—	—	(17.56)%
	Highest contract charge 0.60% Class B	$154.76	—	—	—	(18.06)%
	All contract charges	—	76	$4,955	1.14%	—
2021	Lowest contract charge 0.00% Class B	$196.61	—	—	—	18.26%
	Highest contract charge 0.60% Class B	$188.87	—	—	—	17.56%
	All contract charges	—	70	$5,365	2.30%	—
2020	Lowest contract charge 0.00% Class B	$166.25	—	—	—	14.92%
	Highest contract charge 0.60% Class B	$160.66	—	—	—	14.22%
	All contract charges	—	54	$3,649	2.03%	—
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—

Templeton Developing Markets VIP Fund
2022	Lowest contract charge 0.00% Class 2	$119.70	—	—	—	(21.98)%
	Highest contract charge 0.90% Class 2	$106.72	—	—	—	(22.68)%
	All contract charges	—	255	$17,805	2.57%	—
2021	Lowest contract charge 0.00% Class 2	$153.43	—	—	—	(5.74)%
	Highest contract charge 0.90% Class 2	$138.03	—	—	—	(6.59)%
	All contract charges	—	196	$22,005	0.89%	—
2020	Lowest contract charge 0.00% Class 2	$162.77	—	—	—	17.19%
	Highest contract charge 0.90% Class 2	$147.77	—	—	—	16.13%
	All contract charges	—	142	$22,234	4.11%	—
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—

Templeton Global Bond VIP Fund
2022	Lowest contract charge 0.00% Class 2	$110.87	—	—	—	(4.95)%
	Highest contract charge 0.90% Class 2	$98.85	—	—	—	(5.80)%
	All contract charges	—	738	$40,129	0.00%	—
2021	Lowest contract charge 0.00% Class 2	$116.64	—	—	—	(4.99)%
	Highest contract charge 0.90% Class 2	$104.94	—	—	—	(5.85)%
	All contract charges	—	717	$43,887	0.00%	—
2020	Lowest contract charge 0.00% Class 2	$122.77	—	—	—	(5.28)%
	Highest contract charge 0.90% Class 2	$111.46	—	—	—	(6.13)%
	All contract charges	—	661	$42,826	8.36%	—
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—

FSA-169

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Global Resources Fund
2022	Lowest contract charge 0.00% Class S Shares	$101.69	—	—	—	8.12%
	Highest contract charge 0.90% Class S Shares	$ 90.66	—	—	—	7.15%
	All contract charges	—	185	$17,096	1.56%	—
2021	Lowest contract charge 0.00% Class S Shares	$ 94.05	—	—	—	18.68%
	Highest contract charge 0.90% Class S Shares	$ 84.61	—	—	—	17.61%
	All contract charges	—	169	$15,009	0.31%	—
2020	Lowest contract charge 0.00% Class S Shares	$ 79.25	—	—	—	18.82%
	Highest contract charge 0.90% Class S Shares	$ 71.94	—	—	—	17.76%
	All contract charges	—	172	$13,284	0.77%	—
2019	Lowest contract charge 0.00% Class S Shares	$ 66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$ 61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$ 59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$ 55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—

Vanguard Variable Insurance Fund — Equity Index Portfolio
2022	Lowest contract charge 0.60% Common Shares	$431.77	—	—	—	(18.72)%
	Highest contract charge 0.60% Common Shares	$431.77	—	—	—	(18.72)%
	All contract charges	—	36	$15,746	1.35%	—
2021	Lowest contract charge 0.60% Common Shares	$531.21	—	—	—	27.78%
	Highest contract charge 0.60% Common Shares	$531.21	—	—	—	27.78%
	All contract charges	—	39	$20,717	1.28%	—
2020	Lowest contract charge 0.60% Common Shares	$415.73	—	—	—	17.49%
	Highest contract charge 0.60% Common Shares	$415.73	—	—	—	17.49%
	All contract charges	—	40	$16,823	1.70%	—
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—

(a)	Units were made available on October 22, 2018.
(b)	Units were made available on July 15, 2019.
(c)	Units were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019 and December 31,2020.
(d)	Units were made available on November 18, 2019, however it had no outstanding units as of December 31, 2019.
(e)	Units were made available on June 5, 2020.
(f)	Units were made available on June 12, 2020.
(g)	Units were made available on June 4, 2021.
(h)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.
(i)	EQ/Core PLUS Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.
(j)	Units were made available on May 23, 2022.
(k)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(l)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(m)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(n)	Units were made available on November 11, 2022.
(o)	Units were made available on November 14, 2022.

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

FSA-170

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Concluded)

**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-171